As filed with the Securities and Exchange Commission on May 25, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

CT Corporation
300 E. Lombard St., Suite 1400
Baltimore, MD 21202
(Name and address of agent for service)

(513) 794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - Equity Portfolio
		Fair
COMMON STOCKS - 99.1%	Shares	Value
CONSUMER DISCRETIONARY - 28.6%
Automobiles - 0.5%
General Motors Corp.	82,200	$2,518,608
Household Durables - 3.5%
Beazer Homes USA, Inc.	65,700	1,907,271
Centex Corp.	163,400	6,826,852
Pulte Homes, Inc.	290,400	7,683,984
Ryland Group, Inc.	56,600	2,387,954
		18,806,061
Internet & Catalog Retail - 9.9%
Amazon.com Inc. (a)	624,700	24,856,813
Expedia, Inc. (a)	505,900	11,726,762
IAC/InterActiveCorp (a)	437,900	16,513,209
		53,096,784
Leisure Equipment & Products - 2.5%
Eastman Kodak Co.	593,200	13,382,592
Media - 4.8%
The DIRECTV Group Inc. (a)	587,800	13,560,546
Time Warner, Inc.	629,400	12,411,768
		25,972,314
Multiline Retail - 4.4%
Sears Holdings Corp. (a)	130,200	23,456,832
Specialty Retail - 2.2%
The Home Depot, Inc.	316,600	11,631,884
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	42,300	4,494,798
TOTAL CONSUMER DISCRETIONARY		153,359,873

FINANCIALS - 14.0%
Consumer Finance - 1.6%
Capital One Financial Corp.	117,300	8,851,458
Diversified Financial Services - 7.2%
Citigroup, Inc.	276,800	14,210,912
JPMorgan Chase & Co.	499,200	24,151,296
		38,362,208
Insurance - 2.4%
American International Group, Inc.	189,400	12,731,468
Thrifts & Mortgage Finance - 2.8%
Countrywide Financial Corp.	448,500	15,087,540
TOTAL FINANCIALS		75,032,674

HEALTH CARE - 12.4%
Biotechnology - 0.1%
Amgen, Inc. (a)	5,300	296,164
Health Care Providers & Services - 10.7%
Aetna, Inc.	431,700	18,904,143
Health Net, Inc. (a)	247,500	13,317,975
UnitedHealth Group, Inc.	476,700	25,250,799
		57,472,917
Pharmaceuticals - 1.6%
Pfizer, Inc.	343,400	8,674,284
TOTAL HEALTH CARE		66,443,365

INDUSTRIALS - 7.8%
Building Products - 0.5%
Masco Corp.	97,000	2,657,800
Industrial Conglomerates - 7.3%
General Electric Co.	265,400	9,384,544
Tyco International Ltd.	944,000	29,783,200
		39,167,744
TOTAL INDUSTRIALS		41,825,544

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	317,000	8,093,010
Motorola, Inc.	106,400	1,880,088
		9,973,098
Computers & Peripherals - 5.2%
Dell, Inc. (a)	148,700	3,451,327
Hewlett-Packard Co.	229,800	9,224,172
International Business Machines Corp.	79,300	7,474,818
Seagate Technology	330,200	7,693,660
		27,843,977
Internet Software & Services - 11.3%
eBay, Inc. (a)	474,400	15,726,360
Google, Inc. Class A (a)	53,100	24,328,296
Yahoo!, Inc. (a)	661,200	20,688,948
		60,743,604
Software - 3.0%
CA, Inc.	274,700	7,117,477
Electronic Arts, Inc. (a)	175,700	8,848,252
		15,965,729
TOTAL INFORMATION TECHNOLOGY		114,526,408

TELECOMMUNICATION SERVICES - 9.7%
Diversified Telecommunication Services - 4.7%
Qwest Communications International, Inc. (a)	2,763,900	24,847,461
Wireless Telecommunication Services - 5.0%
Sprint Nextel Corp.	1,422,500	26,970,600
TOTAL TELECOMMUNICATION SERVICES		51,818,061

UTILITIES - 5.2%
Independent Power Producers & Energy Traders - 5.2%
The AES Corp. (a)	1,303,100	28,042,712
TOTAL UTILITIES		28,042,712
TOTAL COMMON STOCKS (Cost $372,657,973)		$531,048,637

	Face	Fair
REPURCHASE AGREEMENTS - 0.6%	Amount	Value
Bank of America 5.300% 04/02/2007	$3,336,297	$3,336,297
Repurchase price $3,337,771
Collateralized by:
Federal National Mortgage Association
0.000%, 10/26/2007
Fair Value: $3,402,945
TOTAL REPURCHASE AGREEMENTS (Cost $3,336,297)		$3,336,297

Total Investments - 99.7% (Cost $375,994,270) (b)		534,384,934
Other Assets in Excess of Liabilities - 0.3%		1,459,317
Net Assets - 100.0%		$535,844,251

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - Money Market Portfolio

	Face	Amortized
SHORT-TERM NOTES - 100.6%	Amount	Cost
CONSUMER STAPLES - 13.0%
Beverages - 4.3%
The Coca-Cola Co.
5.220%, 04/12/2007 (a)	$2,000,000	$1,996,810
5.210%, 05/03/2007 (a)	10,000,000	9,953,689
		11,950,499
Food & Staples Retailing - 4.3%
Wal-Mart Stores, Inc.
5.220%, 04/24/2007 (a)	2,500,000	2,491,663
5.180%, 05/01/2007 (a)	9,410,000	9,369,380
		11,861,043
Food Products - 4.4%
Nestle Capital Corp.
5.200%, 04/03/2007 (a)	2,000,000	1,999,422
5.200%, 04/04/2007 (a)	3,000,000	2,998,700
5.210%, 04/12/2007 (a)	7,000,000	6,988,856
		11,986,978
TOTAL CONSUMER STAPLES		35,798,520

ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Chevron Funding Corp.
5.200%, 04/04/2007	11,942,000	11,936,817
TOTAL ENERGY		11,936,817

FINANCIALS - 58.9%
Capital Markets - 12.2%
Merrill Lynch & Co., Inc.
5.210%, 04/03/2007	5,000,000	4,998,552
5.200%, 05/25/2007	7,000,000	6,945,400
The Goldman Sachs Group, Inc.
5.230%, 04/16/2007	12,000,000	11,973,850
UBS Finance Delaware LLC
5.235%, 04/02/2007	10,000,000	9,998,546
		33,916,348
Consumer Finance - 17.3%
American Express Credit Corp.
5.220%, 04/12/2007	3,700,000	3,694,098
5.220%, 04/25/2007	8,300,000	8,271,116
American Honda Finance Corp.
5.220%, 04/09/2007	10,000,000	9,988,400
5.220%, 05/01/2007	1,890,000	1,881,779
John Deere Capital Corp.
5.250%, 04/20/2007 (a)	12,000,000	11,966,750
Toyota Credit Corp.
5.230%, 04/04/2007	2,000,000	1,999,128
5.230%, 04/19/2007	10,000,000	9,973,850
		47,775,121
Diversified Financial Services - 16.4%
Citigroup Funding Inc.
5.220%, 04/10/2007	9,801,000	9,788,210
5.220%, 04/19/2007	1,716,000	1,711,521
General Electric Capital Corp.
5.230%, 04/18/2007	12,000,000	11,970,363
HSBC Finance Corp.
5.250%, 04/04/2007	2,000,000	1,999,125
5.240%, 04/05/2007	10,000,000	9,994,178
Societe Generale
5.235%, 04/26/2007	10,000,000	9,963,646
		45,427,043
Insurance - 13.0%
American General Finance Corp.
5.260%, 04/10/2007	6,880,000	6,870,953
5.270%, 04/13/2007	5,000,000	4,991,217
MetLife Funding
5.240%, 04/02/2007	12,000,000	11,998,253
Prudential Funding LLC
5.240%, 04/03/2007	10,002,000	9,999,088
5.230%, 04/09/2007	2,000,000	1,997,676
		35,857,187
TOTAL FINANCIALS		162,975,699

HEALTH CARE - 7.9%
Pharmaceuticals - 7.9%
Abbott Laboratories
5.190%, 04/02/2007 (a)	3,900,000	3,899,438
5.230%, 04/13/2007 (a)	8,000,000	7,986,053
Johnson & Johnson
5.190%, 04/13/2007 (a)	10,000,000	9,982,700
TOTAL HEALTH CARE		21,868,191

INDUSTRIALS - 3.6%
Commercial Services & Supplies - 3.6%
Cintas Corp. No. 2
5.230%, 04/11/2007 (a)	10,000,000	9,985,472
TOTAL INDUSTRIALS		9,985,472

INFORMATION TECHNOLOGY - 4.3%
Computers & Peripherals - 4.3%
International Business Machines Corp.
5.200%, 04/17/2007 (a)	12,000,000	11,972,267
TOTAL INFORMATION TECHNOLOGY		11,972,267

MATERIALS - 4.3%
Chemicals - 4.3%
E.I. du Pont de Nemours & Co.
5.220%, 04/23/2007 (a)	12,000,000	11,961,720
TOTAL MATERIALS		11,961,720

TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 4.3%
AT&T Inc.
5.240%, 05/07/2007 (a)	12,000,000	11,937,120
TOTAL TELECOMMUNICATION SERVICES		11,937,120

TOTAL SHORT-TERM NOTES (Cost $278,435,806)		$278,435,806

Total Investments - 100.6% (Cost $278,435,806) (b)		278,435,806
Liabilities in Excess of Other Assets - (0.6)%		(1,711,883)
Net Assets - 100.0%		$276,723,923

Percentages are stated as a percent of net assets.
Footnotes:
(a)   Security exempt from registration under Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers, under Rule 144A. At March 31, 2007, the value of these securities totaled $115,490,040 or 41.7% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b) Represents cost for Federal income tax and financial reporting purposes. See also Note 2 regarding the use of amortized cost for valuation of the Portfolio.

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - Bond Portfolio

	Face	Fair
CORPORATE BONDS - 92.9%	Amount	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.7%
Johnson Controls, Inc.
5.250%, 01/15/2011	$1,250,000	$1,252,826
Automobiles - 1.0%
DaimlerChrysler N.A. Holding Corp.
4.050%, 06/04/2008	1,750,000	1,724,219
Hotels, Restaurants & Leisure - 1.6%
Harrah's Operating Co. Inc.
5.500%, 07/01/2010	1,000,000	985,234
Mirage Resorts, Inc.
6.750%, 02/01/2008	700,000	707,000
Wyndham Worldwide Corp.
6.000%, 12/01/2016 (a)	1,250,000	1,252,156
		2,944,390
Household Durables - 3.4%
Centex Corp.
5.125%, 10/01/2013	1,000,000	939,923
Lennar Corp.
5.950%, 03/01/2013	1,000,000	999,689
Mohawk Industries, Inc.
5.750%, 01/15/2011	1,000,000	1,014,768
Newell Rubbermaid, Inc.
4.625%, 12/15/2009	1,000,000	988,647
Pulte Homes, Inc.
8.125%, 03/01/2011	1,000,000	1,081,628
7.875%, 08/01/2011	1,000,000	1,073,697
		6,098,352
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.
3.625%, 05/15/2008	750,000	731,250
Media - 4.2%
Clear Channel Communications, Inc.
5.750%, 01/15/2013	1,000,000	938,797
Comcast Cable Communications
8.375%, 05/01/2007	500,000	501,139
8.875%, 05/01/2017	250,000	306,189
Cox Communications, Inc.
6.750%, 03/15/2011	1,500,000	1,578,992
Rogers Cable, Inc.
5.500%, 03/15/2014	1,500,000	1,468,125
Time Warner, Inc.
6.875%, 05/01/2012	1,000,000	1,066,759
Viacom, Inc.
5.750%, 04/30/2011	1,500,000	1,521,954
		7,381,955
Multiline Retail - 1.0%
Federated Retail Holdings, Inc.
5.900%, 12/01/2016	1,750,000	1,746,649
Specialty Retail - 1.6%
Staples, Inc.
7.375%, 10/01/2012	1,000,000	1,089,561
The Home Depot, Inc.
5.250%, 12/16/2013	1,750,000	1,740,316
		2,829,877
TOTAL CONSUMER DISCRETIONARY		24,709,518

CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 0.9%
Safeway, Inc.
5.800%, 08/15/2012	500,000	506,996
The Kroger Co.
6.200%, 06/15/2012	1,000,000	1,035,508
		1,542,504
Food Products - 1.4%
Bunge N.A. Finance LP
5.900%, 04/01/2017	1,500,000	1,485,979
Tyson Foods, Inc.
6.600%, 04/01/2016	1,000,000	1,042,312
		2,528,291
TOTAL CONSUMER STAPLES		4,070,795

ENERGY - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,500,000	1,505,850
Atlantic Richfield Co.
8.550%, 03/01/2012	200,000	229,305
Energy Transfer Partners LP
5.650%, 08/01/2012	1,000,000	1,013,427
Enterprise Products Operating L.P.
4.625%, 10/15/2009	1,000,000	987,541
Marathon Oil Corp.
6.125%, 03/15/2012	750,000	777,745
Ocean Energy, Inc.
7.250%, 10/01/2011	1,000,000	1,073,941
Pemex Project Funding Master Trust
5.750%, 12/15/2015	1,750,000	1,755,688
Valero Energy Corp.
6.875%, 04/15/2012	750,000	799,520
XTO Energy, Inc.
4.900%, 02/01/2014	1,000,000	966,402
TOTAL ENERGY		9,109,419

FINANCIALS - 42.4%
Capital Markets - 8.9%
Allied Capital Corp.
6.625%, 07/15/2011	1,500,000	1,528,587
Amvescap PLC
4.500%, 12/15/2009	1,500,000	1,473,282
Credit Suisse (USA), Inc.
5.250%, 03/02/2011	1,500,000	1,508,607
Jefferies Group, Inc.
7.750%, 03/15/2012	1,000,000	1,093,337
Lehman Brothers Holdings, Inc.
3.500%, 08/07/2008	1,750,000	1,710,511
Merrill Lynch & Co., Inc.
4.790%, 08/04/2010	1,750,000	1,733,709
Morgan Stanley
4.750%, 04/01/2014	1,500,000	1,426,761
Nuveen Investments, Inc.
5.000%, 09/15/2010	1,000,000	991,094
The Bear Stearns Companies, Inc.
3.250%, 03/25/2009	1,750,000	1,690,049
The Goldman Sachs Group LP
4.500%, 06/15/2010	1,750,000	1,721,655
Waddell & Reed Financial, Inc.
5.600%, 01/15/2011	1,000,000	1,003,028
		15,880,620
Commercial Banks - 8.4%
BB&T Corp.
5.200%, 12/23/2015	1,500,000	1,477,824
BOI Capital Funding No. 2
5.571%, Perpetual (a) (c)	1,000,000	978,559
Deutsche Bank Capital Funding Trust VII
5.628%, Perpetual (a) (c)	1,500,000	1,474,870
Fifth Third Bancorp.
4.500%, 06/01/2018	1,750,000	1,588,352
Firstar Bank NA
7.125%, 12/01/2009	1,500,000	1,577,736
Keycorp
4.700%, 05/21/2009	1,750,000	1,737,857
PNC Funding Corp.
5.250%, 11/15/2015	1,500,000	1,484,063
SunTrust Bank
5.000%, 09/01/2015	1,500,000	1,460,175
Wachovia Capital Trust III
5.800%, Perpetual (c)	1,500,000	1,519,215
Wells Fargo Bank, NA
6.450%, 02/01/2011	1,500,000	1,572,218
		14,870,869
Consumer Finance - 5.7%
American Express Credit Corp.
5.000%, 12/02/2010	1,500,000	1,500,766
American General Finance Corp.
4.875%, 05/15/2010	1,000,000	996,705
Capital One Bank
5.125%, 02/15/2014	750,000	734,994
Capital One Financial
4.738%, 05/17/2007	500,000	499,599
FIA Credit Services NA
4.625%, 08/03/2009	1,750,000	1,733,886
GMAC LLC
7.250%, 03/02/2011	1,500,000	1,509,545
HSBC Finance Corp.
6.375%, 11/27/2012	1,500,000	1,576,100
SLM Corp.
5.375%, 05/15/2014	1,500,000	1,502,184
		10,053,779
Diversified Financial Services - 4.2%
CIT Group, Inc.
5.000%, 02/13/2014	1,500,000	1,459,680
Citigroup, Inc.
4.625%, 08/03/2010	1,500,000	1,484,565
General Electric Capital Corp.
4.875%, 10/21/2010	1,500,000	1,493,330
ILFC E-Capital Trust I
5.900%, 12/21/2065 (a) (b)	1,500,000	1,521,570
JPMorgan Chase Co.
5.150%, 10/01/2015	1,500,000	1,469,226
		7,428,371
Insurance - 3.8%
Assurant, Inc.
5.625%, 02/15/2014	1,250,000	1,250,810
Axis Capital Holdings Ltd.
5.750%, 12/01/2014	1,000,000	996,549
Liberty Mutual Group
5.750%, 03/15/2014 (a)	1,000,000	998,684
Lincoln National Corp.
6.500%, 03/15/2008	1,250,000	1,258,695
Loews Corp.
5.250%, 03/15/2016	750,000	736,605
Marsh & McLennan Cos. Inc.
3.625%, 02/15/2008	1,000,000	984,807
StanCorp Financial Group, Inc.
6.875%, 10/01/2012	500,000	530,585
		6,756,735
Real Estate Investment Trusts - 7.7%
AvalonBay Communities, Inc.
6.625%, 01/15/2008	1,000,000	1,008,976
Camden Property Trust
4.375%, 01/15/2010	1,000,000	980,470
Developers Diversified Realty Corp.
5.375%, 10/15/2012	1,250,000	1,250,825
Equity One Inc.
6.250%, 01/15/2017	1,250,000	1,282,126
Health Care Property Investors, Inc.
4.875%, 09/15/2010	1,500,000	1,470,782
iStar Financial, Inc.
5.700%, 03/01/2014	1,000,000	995,982
Mack-Cali Realty L.P.
4.600%, 06/15/2013	1,000,000	952,304
Post Apartment Homes L.P.
5.125%, 10/12/2011	750,000	738,314
Potlatch Corp.
13.000%, 12/01/2009	1,000,000	1,150,428
ProLogis
5.750%, 04/01/2016	1,500,000	1,527,870
Simon Property Group L.P.
4.875%, 08/15/2010	1,250,000	1,238,860
The Rouse Co.
7.200%, 09/15/2012	1,000,000	1,045,954
		13,642,891
Real Estate Management & Development - 1.5%
ERP Operating L.P.
4.750%, 06/15/2009	1,500,000	1,482,743
Realogy Corp.
6.150%, 10/15/2011 (a)	1,250,000	1,279,386
		2,762,129
Thrifts & Mortgage Finance - 2.2%
Countrywide Home Loans, Inc.
4.125%, 09/15/2009	1,500,000	1,459,644
Radian Group, Inc.
7.750%, 06/01/2011	1,000,000	1,089,206
Washington Mutual, Inc.
4.625%, 04/01/2014	1,500,000	1,405,164
		3,954,014
TOTAL FINANCIALS		75,349,408

HEALTH CARE - 1.6%
Health Care Equipment & Supplies - 0.5%
Hospira, Inc.
4.950%, 06/15/2009	1,000,000	989,737
Health Care Providers & Services - 1.1%
HCA, Inc.
5.750%, 03/15/2014	500,000	428,125
WellPoint, Inc.
4.250%, 12/15/2009	1,500,000	1,470,279
		1,898,404
TOTAL HEALTH CARE		2,888,141

INDUSTRIALS - 5.4%
Aerospace & Defense - 0.3%
Boeing Capital Corp.
5.400%, 11/30/2009	500,000	505,356
Building Products - 0.9%
Owens Corning, Inc.
6.500%, 12/01/2016 (a)	1,500,000	1,534,832
Industrial Conglomerates - 0.9%
Hutchison Whampoa International Ltd.
6.250%, 01/24/2014 (a)	1,500,000	1,568,193
Machinery - 1.4%
Caterpillar Inc.
5.700%, 08/15/2016	1,500,000	1,533,175
Timken Co.
5.750%, 02/15/2010	1,000,000	999,700
		2,532,875
Road & Rail - 1.9%
ERAC USA Finance Co.
6.200%, 11/01/2016 (a)	1,500,000	1,556,258
Ryder System, Inc.
4.625%, 04/01/2010	1,000,000	980,681
Union Pacific Corp.
3.625%, 06/01/2010	1,000,000	953,552
		3,490,491
TOTAL INDUSTRIALS		9,631,747

INFORMATION TECHNOLOGY - 1.3%
Computers & Peripherals - 0.6%
NCR Corp.
7.125%, 06/15/2009	1,000,000	1,029,379
IT Services - 0.7%
Fiserv, Inc.
4.000%, 04/15/2008	1,250,000	1,230,896
TOTAL INFORMATION TECHNOLOGY		2,260,275

MATERIALS - 2.9%
Chemicals - 1.8%
ICI Wilmington, Inc.
4.375%, 12/01/2008	1,000,000	985,610
Monsanto Co.
7.375%, 08/15/2012	2,000,000	2,199,696
		3,185,306
Metals & Mining - 0.6%
Teck Cominco Ltd.
7.000%, 09/15/2012	1,000,000	1,075,380
Paper & Forest Products - 0.5%
International Paper Co.
5.300%, 04/01/2015	1,000,000	960,659
TOTAL MATERIALS		5,221,345

TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 4.7%
AT&T Corp.
7.300%, 11/15/2011	500,000	543,311
BellSouth Corp.
4.200%, 09/15/2009	750,000	734,820
Citizens Communications Co.
7.625%, 08/15/2008	1,000,000	1,035,000
Embarq Corp.
6.738%, 06/01/2013	1,500,000	1,550,533
France Telecom SA
7.750%, 03/01/2011	1,000,000	1,090,400
Telecom Italia Capital
5.250%, 10/01/2015	1,500,000	1,425,509
Telefonos de Mexico SAB de CV
4.750%, 01/27/2010	1,000,000	992,288
Verizon Communications Inc.
5.350%, 02/15/2011	1,000,000	1,006,721
		8,378,582
Wireless Telecommunication Services - 1.9%
America Movil S.A.B. de C.V.
5.750%, 01/15/2015	1,000,000	1,006,131
AT&T Wireless Services, Inc.
7.875%, 03/01/2011	750,000	821,357
Sprint Nextel Corp.
6.000%, 12/01/2016	1,500,000	1,478,827
		3,306,315
TOTAL TELECOMMUNICATION SERVICES		11,684,897

UTILITIES - 11.4%
Electric Utilities - 5.8%
Appalachian Power Co.
5.550%, 04/01/2011	1,500,000	1,515,256
Commonwealth Edison Co.
5.950%, 08/15/2016	1,500,000	1,470,924
Entergy Mississippi, Inc.
5.920%, 02/01/2016	1,000,000	1,004,802
IPALCO Enterprises, Inc.
8.625%, 11/14/2011	1,000,000	1,083,750
Metropolitan Edison Co.
4.875%, 04/01/2014	750,000	720,778
Pepco Holdings, Inc.
4.000%, 05/15/2010	750,000	724,210
PSEG Power LLC
5.000%, 04/01/2014	750,000	724,465
Scottish Power plc
4.910%, 03/15/2010	1,000,000	992,974
Tenaska Georgia Partners L.P.
9.500%, 02/01/2030	498,124	615,778
Virginia Electric & Power Co.
5.400%, 01/15/2016	1,500,000	1,486,957
		10,339,894
Gas Utilities - 1.9%
Atmos Energy Corp.
4.000%, 10/15/2009	1,000,000	970,883
CenterPoint Energy Resources Corp.
5.950%, 01/15/2014	500,000	504,800
Duke Capital LLC
5.500%, 03/01/2014	750,000	735,913
Southwest Gas Corp.
7.625%, 05/15/2012	1,000,000	1,082,411
		3,294,007
Independent Power Producers & Energy Traders - 1.6%
Texas Utilities Electric Co.
7.480%, 01/01/2017	694,000	719,169
TransAlta Corp.
6.750%, 07/15/2012	2,000,000	2,105,066
		2,824,235
Multi-Utilities - 2.1%
Avista Corp.
9.750%, 06/01/2008	500,000	523,920
Baltimore Gas & Electric Co.
6.200%, 04/08/2008	1,000,000	1,008,229
Consumers Energy Co.
6.000%, 02/15/2014	1,000,000	1,030,201
Sempra Energy
4.750%, 05/15/2009	1,250,000	1,240,211
		3,802,561
TOTAL UTILITIES		20,260,697
TOTAL CORPORATE BONDS (Cost $163,585,551)		$165,186,242

	Face	Fair
ASSET BACKED SECURITIES - 0.3%	Amount	Value
INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.3%
FedEx Corp.
Series 1998-1, 7.020%, 01/15/2016	$517,875	$547,929
TOTAL ASSET BACKED SECURITIES (Cost $532,736)		$547,929

	Face	Fair
FOREIGN GOVERNMENT BONDS - 0.7%	Amount	Value
United Mexican States
5.875%, 01/15/2014	$1,250,000	$1,290,625
TOTAL FOREIGN GOVERNMENT BONDS (Cost $1,255,186)		$1,290,625

	Face	Fair
SHORT-TERM NOTES - 4.6%	Amount	Value
Prudential Funding LLC
5.280%, 04/02/2007	$8,103,000	$8,101,812
TOTAL SHORT-TERM NOTES (Cost $8,101,811)		$8,101,812

Total Investments - 98.5% (Cost $173,475,284) (d)		175,126,608
Other Assets in Excess of Liabilities - 1.5%		2,663,597
Net Assets - 100.0%		$177,790,205

Percentages are stated as a percent of net assets.
Footnotes:
(a) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2007, the value of these securities totaled $12,164,508 or 6.8% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b) This security is a fixed-to-floating rate bond. The coupon rate is fixed at 5.900% through 12/21/2010. Thereafter, the rate is a variable rate based on the highest rate among the three month U.S. LIBOR and the 10-year and 30-year Constant Maturity Treasury rates.
(c) Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at March 31, 2007.
(d) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - Omni Portfolio
		Fair
COMMON STOCKS - 71.9%	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Hotels, Restaurants & Leisure - 2.2%
Hilton Hotels Corp.	16,600	$ 596,936
Starwood Hotels & Resorts Worldwide, Inc.	13,100	849,535
		1,446,471
Media - 2.5%
The Walt Disney Co.	27,900	960,597
Time Warner, Inc.	35,400	698,088
		1,658,685
Multiline Retail - 1.4%
J.C. Penney Co. Inc.	10,900	895,544
Specialty Retail - 1.0%
Abercrombie & Fitch Co. Class A	8,300	628,144
Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc. Class B	8,700	924,462
Quiksilver, Inc. (a)	27,800	322,480
		1,246,942
TOTAL CONSUMER DISCRETIONARY		5,875,786

CONSUMER STAPLES - 1.8%
Beverages - 0.5%
Constellation Brands, Inc. Class A (a)	13,600	288,048
Food Products - 1.3%
General Mills, Inc.	14,900	867,478
TOTAL CONSUMER STAPLES		1,155,526

ENERGY - 8.0%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	11,800	780,334
Oil, Gas & Consumable Fuels - 6.8%
Apache Corp.	10,400	735,280
Cameco Corp.	20,600	843,364
Exxon Mobil Corp.	14,600	1,101,570
Hess Corp.	17,200	954,084
Occidental Petroleum Corp.	17,000	838,270
		4,472,568
TOTAL ENERGY		5,252,902

FINANCIALS - 12.3%
Capital Markets - 2.9%
Morgan Stanley	12,000	945,120
The Goldman Sachs Group, Inc.	4,500	929,835
		1,874,955
Commercial Banks - 1.4%
Wachovia Corp.	17,000	935,850
Consumer Finance - 1.4%
Capital One Financial Corp.	12,200	920,612
Diversified Financial Services - 3.8%
Bank of America Corp.	17,600	897,952
Citigroup, Inc.	16,000	821,440
JPMorgan Chase & Co.	15,600	754,728
		2,474,120
Insurance - 2.8%
American International Group, Inc.	12,800	860,416
The Hartford Financial Services Group, Inc.	10,100	965,358
		1,825,774
TOTAL FINANCIALS		8,031,311

HEALTH CARE - 12.1%
Biotechnology - 4.2%
BioMarin Pharmaceutical, Inc. (a)	26,900	464,294
Human Genome Sciences, Inc. (a)	63,300	672,246
PDL BioPharma, Inc. (a)	29,000	629,300
Vertex Pharmaceuticals, Inc. (a)	33,700	944,948
		2,710,788
Health Care Providers & Services - 2.5%
Health Net, Inc. (a)	17,100	920,151
McKesson Corp.	12,000	702,480
		1,622,631
Life Sciences Tools & Services - 2.9%
PerkinElmer, Inc.	34,200	828,324
Thermo Fisher Scientific, Inc. (a)	23,100	1,079,925
		1,908,249
Pharmaceuticals - 2.5%
Merck & Co., Inc.	13,900	613,963
Wyeth	20,800	1,040,624
		1,654,587
TOTAL HEALTH CARE		7,896,255

INDUSTRIALS - 6.6%
Aerospace & Defense - 5.2%
Honeywell International, Inc.	20,100	925,806
L-3 Communications Holdings, Inc.	7,900	691,013
The Boeing Co.	10,200	906,882
United Technologies Corp.	14,000	910,000
		3,433,701
Industrial Conglomerates - 1.1%
Textron, Inc.	8,000	718,400
Machinery - 0.3%
Deere & Co.	1,600	173,824
TOTAL INDUSTRIALS		4,325,925

INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 4.4%
Ciena Corp. (a)	19,700	550,615
Cisco Systems, Inc. (a)	44,500	1,136,085
JDS Uniphase Corp. (a)	49,700	756,931
QUALCOMM, Inc.	10,200	435,132
		2,878,763
Computers & Peripherals - 3.0%
Apple Inc. (a)	7,400	687,534
Hewlett-Packard Co.	16,500	662,310
International Business Machines Corp.	6,300	593,838
		1,943,682
Internet Software & Services - 3.0%
eBay, Inc. (a)	18,700	619,905
Google, Inc. Class A (a)	1,700	778,872
Yahoo!, Inc. (a)	18,200	569,478
		1,968,255
IT Services - 0.7%
Hewitt Associates, Inc. Class A (a)	16,400	479,372
Semiconductor & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	52,100	954,472
Maxim Integrated Products, Inc.	27,400	805,560
		1,760,032
Software - 2.1%
Adobe Systems, Inc. (a)	16,500	688,050
Microsoft Corp.	23,200	646,584
		1,334,634
TOTAL INFORMATION TECHNOLOGY		10,364,738

MATERIALS - 4.8%
Chemicals - 2.1%
Cytec Industries, Inc.	11,100	624,264
Rohm & Haas Co.	14,800	765,456
		1,389,720
Metals & Mining - 2.7%
Carpenter Technology Corp.	8,500	1,026,460
Rio Tinto PLC - ADR	3,200	728,992
		1,755,452
TOTAL MATERIALS		3,145,172

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
AT&T Inc.	22,600	891,118
TOTAL TELECOMMUNICATION SERVICES		891,118
TOTAL COMMON STOCKS (Cost $44,762,412)		$46,938,733

	Face	Fair
CORPORATE BONDS - 25.6%	Amount	Value
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 0.4%
DaimlerChrysler N.A. Holding Corp.
6.500%, 11/15/2013	$ 250,000	$ 263,645
Hotels, Restaurants & Leisure - 0.4%
Harrah's Operating Co. Inc.
5.500%, 07/01/2010	250,000	246,309
Household Durables - 0.7%
Centex Corp.
5.125%, 10/01/2013	250,000	234,980
Newell Rubbermaid, Inc.
4.625%, 12/15/2009	250,000	247,162
		482,142
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.
3.625%, 05/15/2008	250,000	243,750
Media - 1.6%
Clear Channel Communications Inc.
4.250%, 05/15/2009	250,000	242,462
Cox Communications, Inc.
6.750%, 03/15/2011	250,000	263,165
Rogers Cable, Inc.
5.500%, 03/15/2014	250,000	244,688
The Walt Disney Co.
6.200%, 06/20/2014	250,000	264,358
		1,014,673
Multiline Retail - 0.2%
Federated Retail Holdings, Inc.
5.900%, 12/01/2016	150,000	149,713
TOTAL CONSUMER DISCRETIONARY		2,400,232

CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.4%
Safeway, Inc.
5.800%, 08/15/2012	250,000	253,498
Food Products - 0.2%
Bunge N.A. Finance LP
5.900%, 04/01/2017	150,000	148,598
TOTAL CONSUMER STAPLES		402,096

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	150,000	150,585
Boardwalk Pipelines LLC
5.500%, 02/01/2017	250,000	245,244
Enterprise Products Operating LP
5.000%, 03/01/2015	150,000	143,373
Pemex Project Funding Master Trust
5.750%, 12/15/2015	150,000	150,487
Valero Energy Corp.
4.750%, 06/15/2013	250,000	239,653
XTO Energy, Inc.
4.900%, 02/01/2014	250,000	241,601
TOTAL ENERGY		1,170,943

FINANCIALS - 11.3%
Capital Markets - 2.4%
Lehman Brothers Holdings, Inc.
5.750%, 05/17/2013	250,000	255,733
Mellon Funding Corp.
5.500%, 11/15/2018	250,000	250,617
Merrill Lynch & Co, Inc.
6.050%, 05/16/2016	150,000	154,150
Morgan Stanley
4.750%, 04/01/2014	250,000	237,793
Nuveen Investments, Inc.
5.500%, 09/15/2015	250,000	246,265
The Bear Stearns Companies Inc.
5.550%, 01/22/2017	150,000	147,397
The Goldman Sachs Group, Inc.
5.150%, 01/15/2014	250,000	245,264
		1,537,219
Commercial Banks - 1.8%
BB&T Corp.
5.200%, 12/23/2015	150,000	147,782
Deutsche Bank Capital Funding Trust VII
5.628%, Perpetual (b) (c)	250,000	245,812
Key Bank NA
5.700%, 11/01/2017	150,000	151,126
PNC Funding Corp.
5.250%, 11/15/2015	150,000	148,406
RBS Capital Trust III
5.512%, Perpetual (c)	250,000	246,344
Wachovia Capital Trust III
5.800%, Perpetual (c)	250,000	253,203
		1,192,673
Consumer Finance - 1.2%
American General Finance Corp.
5.400%, 12/01/2015	150,000	149,488
Capital One Bank
5.125%, 02/15/2014	250,000	244,998
Household Finance Corp.
6.375%, 11/27/2012	250,000	262,683
SLM Corp.
5.375%, 05/15/2014	150,000	150,218
		807,387
Diversified Financial Services - 1.6%
Bank of America Corp.
5.750%, 08/15/2016	150,000	152,865
CIT Group, Inc.
5.000%, 02/13/2014	250,000	243,280
Citigroup, Inc.
5.850%, 08/02/2016	150,000	154,778
General Electric Capital Corp.
5.000%, 01/08/2016	250,000	244,806
JPMorgan Chase & Co.
5.150%, 10/01/2015	250,000	244,871
		1,040,600
Insurance - 1.1%
Assurant, Inc.
5.625%, 02/15/2014	250,000	250,162
Liberty Mutual Group
5.750%, 03/15/2014 (b)	250,000	249,671
MetLife, Inc.
5.375%, 12/15/2012	250,000	253,370
		753,203
Real Estate Investment Trusts - 2.0%
Colonial Realty L.P.
6.050%, 09/01/2016	150,000	153,423
Duke Realty L.P.
4.625%, 05/15/2013	250,000	241,011
Health Care Property Investors, Inc.
6.000%, 01/30/2017	150,000	150,770
iStar Financial, Inc.
6.000%, 12/15/2010	250,000	255,537
Post Apartment Homes L.P.
5.125%, 10/12/2011	250,000	246,105
Simon Property Group L.P.
4.875%, 08/15/2010	250,000	247,772
		1,294,618
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.
6.250%, 05/15/2016	150,000	151,464
Radian Group, Inc.
5.375%, 06/15/2015	250,000	241,398
Residential Capital Corp.
6.875%, 06/30/2015	150,000	151,573
Washington Mutual, Inc.
4.625%, 04/01/2014	250,000	234,194
		778,629
TOTAL FINANCIALS		7,404,329

HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.2%
Hospira, Inc.
6.050%, 03/30/2017	150,000	150,161
Health Care Providers & Services - 0.4%
WellPoint, Inc.
5.250%, 01/15/2016	250,000	245,927
Pharmaceuticals - 0.4%
Wyeth
6.950%, 03/15/2011	250,000	266,024
TOTAL HEALTH CARE		662,112

INDUSTRIALS - 1.4%
Building Products - 0.2%
Owens Corning, Inc.
6.500%, 12/01/2016 (b)	150,000	153,483
Industrial Conglomerates - 0.4%
Hutchison Whampoa International Ltd.
6.250%, 01/24/2014 (b)	250,000	261,365
Road & Rail - 0.8%
CSX Corp.
5.300%, 02/15/2014	250,000	245,785
ERAC USA Finance Co.
6.200%, 11/01/2016 (b)	250,000	259,376
		505,161
TOTAL INDUSTRIALS		920,009

MATERIALS - 0.4%
Paper & Forest Products - 0.4%
International Paper Co.
5.300%, 04/01/2015	250,000	240,165
TOTAL MATERIALS		240,165

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.9%
AT&T Corp.
7.300%, 11/15/2011	250,000	271,655
Embarq Corp.
6.738%, 06/01/2013	250,000	258,422
Telecom Italia Capital
5.250%, 10/01/2015	250,000	237,585
Telefonos de Mexico S.A.B. de CV
5.500%, 01/27/2015	250,000	246,876
Verizon Florida, Inc.
6.125%, 01/15/2013	250,000	256,938
		1,271,476
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de C.V.
5.750%, 01/15/2015	250,000	251,533
TOTAL TELECOMMUNICATION SERVICES		1,523,009

UTILITIES - 3.1%
Electric Utilities - 2.3%
Commonwealth Edison Co.
5.950%, 08/15/2016	150,000	147,092
Nevada Power Co.
5.950%, 03/15/2016	150,000	152,506
Pepco Holdings, Inc.
4.000%, 05/15/2010	250,000	241,403
PSEG Power LLC
5.000%, 04/01/2014	250,000	241,488
Scottish Power plc
4.910%, 03/15/2010	250,000	248,243
Southern Power Co.
4.875%, 07/15/2015	250,000	238,818
Virginia Electric and Power Co.
4.750%, 03/01/2013	250,000	242,537
		1,512,087
Gas Utilities - 0.4%
Duke Capital Corp.
5.500%, 03/01/2014	250,000	245,304
		245,304
Multi-Utilities - 0.4%
Consumers Energy Co.
6.000%, 02/15/2014	250,000	257,551
		257,551
TOTAL UTILITIES		2,014,942
TOTAL CORPORATE BONDS (Cost $16,823,308)		$16,737,837

	Face	Fair
REPURCHASE AGREEMENTS - 2.1%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$1,346,000	$1,346,000
Repurchase price $1,346,460
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $1,372,925
TOTAL REPURCHASE AGREEMENTS (Cost $1,346,000)		$1,346,000

Total Investments - 99.6% (Cost $62,931,720) (d)		65,022,570
Other Assets in Excess of Liabilities - 0.4%		247,222
Net Assets - 100.0%		$65,269,792

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2007, the value of these securities totaled $1,169,707 or 1.8% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at March 31, 2007.
(d) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - International Portfolio

		Fair
COMMON STOCKS - 95.2%	Shares	Value
Japan - 18.7%
Advantest Corp.(b) (7)	162,900	$7,216,946
East Japan Railway Co. (b) (6)	404	3,142,273
JSR Corp. (b) (8)	165,000	3,792,841
Mitsubishi Estate Co. Ltd. (b) (4)	131,000	4,284,228
Mitsubishi UFJ Financial Group, Inc. (b) (4)	722	8,134,570
Mizuho Financial Group, Inc. (b) (4)	932	5,986,864
Nidec Corp. (b) (7)	34,500	2,214,182
Nitori Co. Ltd. (b) (1)	71,450	3,549,609
Nomura Holdings, Inc. (b) (4)	146,200	3,031,089
SMC Corp. (b) (6)	26,300	3,516,791
Sumitomo Electric Industries Ltd. (b) (6)	237,400	3,595,982
Sundrug Co., Ltd. (b) (2)	162,900	3,324,304
Taiyo Nippon Sanso Corp. (b) (8)	427,000	3,847,787
Tokuyama Corp. (b) (8)	215,000	3,744,830
Tokyo Seimitsu Co. Ltd. (b) (7)	139,700	4,720,057
United Arrows Ltd. (b) (1)	179,600	3,433,514
		67,535,867
United Kingdom - 15.4%
Amdocs Ltd. (a) (7)	142,300	5,191,104
ARM Holdings plc (b) (7)	2,302,400	6,068,572
Britvic plc (b) (2)	350,908	2,311,319
Diageo plc (b) (2)	306,682	6,216,653
GlaxoSmithKline plc (b) (5)	506,900	13,992,068
Rio Tinto plc (b) (8)	132,000	7,537,718
Shire plc (b) (5)	203,600	4,203,302
Smiths Industries Ltd. (b) (6)	196,581	3,973,909
WPP Group plc (b) (1)	403,769	6,130,725
		55,625,370
Switzerland - 11.5%
ABB Ltd. (b) (6)	126,200	2,171,464
Adecco SA (b) (6)	55,600	3,535,430
Credit Suisse Group (b) (4)	102,900	7,407,637
Nestle SA (b) (2)	18,148	7,071,888
Novartis AG - Reg. Shares (b) (5)	229,550	12,824,064
Roche Holding AG - Genusschein (b) (5)	47,563	8,448,915
		41,459,398
France - 8.3%
Accor SA (b) (1)	61,200	5,855,905
AXA SA (b) (4)	107,050	4,552,605
Schneider Electric SA (SUNV FP) (a) (b) (6)	2,217	272,465
Schneider Electric SA (SU FP) (b) (6)	37,700	4,805,324
Technip SA (b) (3)	101,900	7,413,526
Vivendi SA (b) (1)	172,675	7,037,574
		29,937,399
Germany - 5.7%
Allianz SE (b) (4)	36,190	7,418,088
Commerzbank AG (b) (4)	109,900	4,859,236
Siemens AG (b) (6)	77,900	8,342,046
		20,619,370
Canada - 5.1%
EnCana Corp. (b) (3)	122,500	6,196,622
Kinross Gold Corp. (a) (b) (8)	344,000	4,749,554
Talisman Energy, Inc. (b) (3)	435,600	7,644,223
		18,590,399
Netherlands - 4.2%
ING Groep N.V. (b) (4)	122,150	5,167,800
Koninklijke Philips Electronics NV (a) (b) (1)	145,334	5,539,507
Numico NV (b) (2)	84,352	4,350,763
		15,058,070
Brazil - 3.5%
Companhia Vale Do Rio Doce - ADR (8)	166,600	5,211,248
Net Servicos de Comunicacao SA - Preference Stock (a) (b) (1)	303,107	4,101,647
Unibanco - Uniao de Bancos Brasileiros SA - GDR (4)	38,600	3,375,956
		12,688,851
Spain - 3.5%
Banco Santander Central Hispano, SA (b) (4)	404,900	7,228,322
Enagas (b) (10)	206,200	5,323,405
		12,551,727
United States of America - 3.4%
Transocean Sedco Forex, Inc. (a) (3)	100,200	8,186,340
Virgin Media Inc. (1)	157,450	3,975,613
		12,161,953
South Korea - 2.6%
Hana Financial Group, Inc. (b) (4)	72,200	3,728,162
Samsung Electronics Co. Ltd. (b) (7)	9,807	5,847,164
		9,575,326
Mexico - 2.4%
America Movil SAB de CV - ADR Series L (9)	59,300	2,833,947
Cemex SAB de CV - ADR (a) (8)	130,800	4,283,700
Wal-Mart de Mexico SAB de CV (b) (2)	337,500	1,441,329
		8,558,976
Italy - 1.7%
Davide Campari - Milano SpA (a) (b) (2)	344,775	3,395,764
UniCredito Italiano SpA (b) (4)	289,000	2,751,934
		6,147,698
Sweden - 1.4%
Hennes & Mauritz AB Class B (b) (1)	34,500	1,985,540
Rezidor Hotel Group AB (a) (b) (1)	367,400	2,946,440
		4,931,980
Greece - 1.2%
EFG Eurobank Ergasas SA (b) (4)	104,700	4,255,699
India - 1.1%
Satyam Computer Services Ltd. - ADR (7)	170,100	3,861,270
Austria - 1.0%
Erste Bank der Oesterreichischen Sparkassen AG (a) (b) (4)	47,121	3,670,215
Luxembourg - 1.0%
Millicom International Cellular SA - ADR (a) (9)	45,700	3,581,052
Russia - 0.9%
OAO TMK - GDR (a) (b) (c) (3)	95,300	3,144,900
Denmark - 0.8%
Vestas Wind Systems A/S (a) (b) (6)	56,100	3,127,282
Hungary - 0.8%
Ablon Group (a) (b) (4)	594,410	3,041,244
Bermuda - 0.8%
Central European Media Enterprises Ltd., Class A (a) (1)	30,800	2,725,800
Hong Kong - 0.1%
China Properties Group Ltd. (a) (b) (4)	1,135,000	454,668
Belgium - 0.1%
InBev NV (a) (b) (2)	4,899	353,721

TOTAL COMMON STOCKS (Cost $301,663,800)		$343,658,235

		Fair
EXCHANGE TRADED FUNDS - 2.6%	Shares	Value
Japan - 2.6%	649,500	$9,489,195
iShares MSCI Japan Index Fund
TOTAL EXCHANGE TRADED FUNDS (Cost $8,662,515)		$9,489,195

	Face	Fair
REPURCHASE AGREEMENTS - 3.7%	Amount	Value
State Street Bank 2.500% 04/02/2007	$13,409,000	$13,409,000
Repurchase price $13,411,794
Collateralized by:
Federal Home Loan Bank 4.375% 09/17/2010
Fair Value $13,680,826

TOTAL REPURCHASE AGREEMENTS (Cost $13,409,000)		$13,409,000

Total Investments (Cost $323,735,315) (d) - 101.5%		$366,556,430
Liabilities in Excess of Other Assets - (1.5%)		(5,534,499)
TOTAL NET ASSETS - 100.0%		$361,021,931

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
GDR: Global Depository Receipts
Footnotes:
(a) Non-Income Producing.
(b) Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $300,432,205 or 83.2% of the Portfolio's net assets. As discussed in Note 2 of the Notes to Schedule of Investments, not all investments that are subjected to fair value procedures are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
The Portfolio's securities that are not subjected to fair value procedures are traded on exchanges whose local close times are consistent with the 4:00pm Eastern Time U.S. market close.
(c) Security exempt from registration under Regulation D of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2007, the value of this security amounted to $3,144,900 or 0.9%
of the Portfolio's net assets. This security was deemed liquid pursuant to procedures approved by the Board of Directors.
(d) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to the Schedule of Investments.

Sector Classifications:
(1) Consumer Discretionary	13.1%
(2) Consumer Staples	7.9%
(3) Energy	9.0%
(4) Financials	22.0%
(5) Health Care	10.9%
(6) Industrials	10.1%
(7) Information Technology	9.7%
(8) Materials	9.2%
(9) Telecommunication Services	1.8%
(10) Utilities	1.5%
95.2%

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - Capital Appreciation Portfolio
		Fair
COMMON STOCKS - 99.2%	Shares	Value
CONSUMER DISCRETIONARY - 20.2%
Diversified Consumer Services - 3.4%
Career Education Corp. (a)	128,600	$3,922,300
H&R Block, Inc.	178,000	3,745,120
		7,667,420
Hotels, Restaurants & Leisure - 1.9%
Bally Technologies, Inc. (a)	110,100	2,596,158
Boyd Gaming Corp.	33,900	1,614,996
		4,211,154
Household Durables - 0.8%
Sony Corp. - ADR	38,200	1,928,718
Internet & Catalog Retail - 1.1%
IAC/InterActiveCorp (a)	68,900	2,598,219
Media - 10.8%
Discovery Holding Co. Class A (a)	182,200	3,485,486
Gemstar-TV Guide International, Inc. (a)	430,100	1,802,119
Liberty Global Inc - Series C (a)	114,996	3,523,477
Pearson PLC - ADR	267,700	4,583,024
Radio One, Inc. Class D (a)	255,000	1,647,300
Tribune Co.	71,100	2,283,021
Viacom, Inc. Class B (a)	75,844	3,117,947
Warner Music Group Corp.	24,700	421,382
Xinhua Finance Media Ltd. - ADR (a)	116,600	1,279,102
XM Satellite Radio Holdings, Inc. Class A (a)	169,500	2,189,940
		24,332,798
Specialty Retail - 2.2%
Best Buy Co., Inc.	37,900	1,846,488
Urban Outfitters, Inc. (a)	116,600	3,091,066
		4,937,554
TOTAL CONSUMER DISCRETIONARY		45,675,863

CONSUMER STAPLES - 9.2%
Food & Staples Retailing - 5.1%
Performance Food Group Co. (a)	130,400	4,025,448
The Kroger Co.	121,800	3,440,850
Wal-Mart Stores, Inc.	84,400	3,962,580
		11,428,878
Food Products - 3.0%
Cadbury Schweppes PLC (c)	264,800	3,403,406
ConAgra Foods, Inc.	135,800	3,382,778
		6,786,184
Household Products - 1.1%
Kimberly-Clark Corp.	37,100	2,540,979
TOTAL CONSUMER STAPLES		20,756,041

ENERGY - 9.1%
Energy Equipment & Services - 4.5%
Baker Hughes, Inc.	62,700	4,146,351
National Oilwell Varco, Inc. (a)	39,200	3,049,368
Schlumberger Ltd.	42,200	2,916,020
		10,111,739
Oil, Gas & Consumable Fuels - 4.6%
Alpha Natural Resources, Inc. (a)	110,300	1,723,989
Massey Energy Co.	109,100	2,617,309
Occidental Petroleum Corp.	73,100	3,604,561
Range Resources Corp.	75,800	2,531,720
		10,477,579
TOTAL ENERGY		20,589,318

FINANCIALS - 15.9%
Capital Markets - 7.8%
Eaton Vance Corp.	51,600	1,839,024
KKR Private Equity Investors LLP - RDU (a) (b)	75,200	1,822,998
Lazard Ltd. Class A	34,200	1,716,156
Nuveen Investments, Inc. Class A	38,600	1,825,780
State Street Corp.	34,400	2,227,400
The Bank of New York Co., Inc.	106,900	4,334,795
The Charles Schwab Corp.	208,800	3,818,952
		17,585,105
Commercial Banks - 1.9%
Royal Bank of Scotland Group plc (c)	107,224	4,197,649
Diversified Financial Services - 1.4%
Citigroup, Inc.	62,500	3,208,750
Insurance - 4.8%
American International Group, Inc.	85,700	5,760,754
Axis Capital Holdings Ltd.	49,700	1,682,842
Stancorp Financial Group, Inc.	70,100	3,446,817
		10,890,413
TOTAL FINANCIALS		35,881,917

HEALTH CARE - 12.9%
Biotechnology - 1.4%
Amgen, Inc. (a)	24,500	1,369,060
ImClone Systems, Inc. (a)	42,000	1,712,340
		3,081,400
Health Care Equipment & Supplies - 1.3%
St. Jude Medical, Inc. (a)	76,400	2,873,404
Health Care Providers & Services - 1.0%
Omnicare, Inc.	60,000	2,386,200
Pharmaceuticals - 9.2%
Abbott Laboratories	69,100	3,855,780
Endo Pharmaceuticals Holdings, Inc. (a)	101,400	2,981,160
Medicis Pharmaceutical Corp. Class A	103,300	3,183,706
Novartis AG - ADR	37,600	2,054,088
Pfizer, Inc.	110,600	2,793,756
Watson Pharmaceuticals, Inc. (a)	112,200	2,965,446
Wyeth	59,800	2,991,794
		20,825,730
TOTAL HEALTH CARE		29,166,734

INDUSTRIALS - 9.8%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	69,000	3,178,140
Commercial Services & Supplies - 4.5%
Allied Waste Industries, Inc. (a)	361,300	4,548,767
Navigant Consulting, Inc. (a)	127,700	2,523,352
Waste Management, Inc.	90,700	3,120,987
		10,193,106
Machinery - 2.8%
Actuant Corp. Class A	51,700	2,626,877
Dover Corp.	74,900	3,655,869
		6,282,746
Road & Rail - 1.1%
CSX Corp.	59,400	2,378,970
TOTAL INDUSTRIALS		22,032,962

INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 2.8%
Corning, Inc. (a)	117,700	2,676,498
QUALCOMM, Inc.	83,700	3,570,642
		6,247,140
Computers & Peripherals - 1.8%
Diebold, Inc.	86,100	4,107,831
IT Services - 0.7%
CACI International, Inc. - Class A (a)	32,800	1,537,008
Semiconductor & Semiconductor Equipment - 2.0%
Integrated Device Technology, Inc. (a)	172,600	2,661,492
Marvell Technology Group Ltd. (a)	116,400	1,956,684
		4,618,176
Software - 5.7%
BEA Systems, Inc. (a)	156,800	1,817,312
Check Point Software Technologies Ltd. (a)	99,700	2,221,316
Fair Isaac Corp.	76,100	2,943,548
Manhattan Associates, Inc. (a)	68,700	1,884,441
Microsoft Corp.	59,000	1,644,330
TIBCO Software, Inc. (a)	268,100	2,284,212
		12,795,159
TOTAL INFORMATION TECHNOLOGY		29,305,314

MATERIALS - 5.5%
Chemicals - 3.5%
E.I. du Pont de Nemours & Co.	72,800	3,598,504
Huntsman Corp.	85,400	1,630,286
Nalco Holding Company	109,000	2,605,100
		7,833,890
Containers & Packaging - 1.0%
Temple-Inland, Inc.	37,400	2,234,276
Metals & Mining - 1.0%
Alcoa, Inc.	69,200	2,345,880
TOTAL MATERIALS		12,414,046

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.4%
IDT Corp. Class B (a)	72,600	824,010
Wireless Telecommunication Services - 1.1%
Sprint Nextel Corp.	132,900	2,519,784
TOTAL TELECOMMUNICATION SERVICES		3,343,794

UTILITIES - 2.1%
Independent Power Producers & Energy Traders - 1.0%
NRG Energy, Inc. (a)	31,600	2,276,464
Multi-Utilities - 1.1%
Sempra Energy	40,200	2,452,602
TOTAL UTILITIES		4,729,066
TOTAL COMMON STOCKS (Cost $200,069,018)		$223,895,055

	Face	Fair
REPURCHASE AGREEMENTS - 2.0%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$4,494,000	$4,494,000
Repurchase price $4,495,535
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $4,583,897
TOTAL REPURCHASE AGREEMENTS (Cost $4,494,000)		$4,494,000

Total Investments - 101.2% (Cost $204,563,018) (d)		228,389,055
Liabilities in Excess of Other Assets - (1.2)%		(2,725,914)
Net Assets - 100.0%		$225,663,141

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
RDU: Restricted Depository Unit
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2007, the value of this security totaled $1,822,998 or 0.8% of the Portfolio's net assets. This security was deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Security denominated in foreign currency and traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $7,601,055 or 3.4% of the Portfolio's net assets. As discussed in
Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(d) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - Millennium Portfolio
		Fair
COMMON STOCKS - 99.8%	Shares	Value
CONSUMER DISCRETIONARY - 25.1%
Diversified Consumer Services - 8.0%
Capella Education Company (a)	27,100	$908,934
Career Education Corp. (a)	33,900	1,033,950
Service Corp. International	51,400	609,604
Sotheby's	17,650	785,072
Steiner Leisure Ltd. (a)	18,100	814,138
Strayer Education, Inc.	6,300	787,500
		4,939,198
Hotels, Restaurants & Leisure - 13.1%
Gaylord Entertainment Co. (a)	47,400	2,506,038
Orient-Express Hotels Ltd. Class A	51,000	3,050,820
Vail Resorts, Inc. (a)	33,000	1,792,890
WMS Industries, Inc. (a)	19,700	773,028
		8,122,776
Specialty Retail - 2.8%
GameStop Corp. Class A (a)	35,600	1,159,492
Hibbett Sports, Inc. (a)	21,800	623,262
		1,782,754
Textiles, Apparel & Luxury Goods - 1.2%
Under Armour, Inc. Class A (a)	14,200	728,460
TOTAL CONSUMER DISCRETIONARY		15,573,188

ENERGY - 3.5%
Energy Equipment & Services - 1.7%
Core Laboratories N.V. (a)	12,800	1,073,024
Oil, Gas & Consumable Fuels - 1.8%
Arena Resources, Inc. (a)	22,500	1,127,700
TOTAL ENERGY		2,200,724

FINANCIALS - 13.2%
Capital Markets - 5.8%
Affiliated Managers Group, Inc. (a)	11,400	1,235,190
Fortress Investment Group LLC Class A	9,000	258,120
GFI Group, Inc. (a)	19,800	1,345,806
Lazard Ltd. Class A	14,900	747,682
		3,586,798
Commercial Banks - 1.4%
Glacier Bancorp, Inc.	35,250	847,410
Consumer Finance - 2.1%
Advanta Corp. Class B	30,400	1,332,736
Insurance - 1.4%
ProAssurance Corp. (a)	16,800	859,320
Real Estate Management & Development - 2.5%
Jones Lang LaSalle, Inc.	14,900	1,553,772
TOTAL FINANCIALS		8,180,036

HEALTH CARE - 13.9%
Health Care Equipment & Supplies - 5.3%
ArthroCare Corp. (a)	20,350	733,414
Hologic, Inc. (a)	23,400	1,348,776
Immucor, Inc. (a)	40,900	1,203,687
		3,285,877
Health Care Providers & Services - 2.5%
Owens & Minor, Inc.	17,500	642,775
VCA Antech, Inc. (a)	24,500	889,595
		1,532,370
Health Care Technology - 3.2%
Allscripts Healthcare Solutions, Inc. (a)	40,300	1,080,443
Omnicell, Inc. (a)	44,000	920,480
		2,000,923
Life Sciences Tools & Services - 2.9%
ICON plc - ADR (a)	22,100	941,460
Techne Corp. (a)	15,000	856,500
		1,797,960
TOTAL HEALTH CARE		8,617,130

INDUSTRIALS - 16.7%
Aerospace & Defense - 5.9%
AAR Corp. (a)	23,600	650,416
BE Aerospace, Inc. (a)	70,400	2,231,680
CAE, Inc.	70,000	788,900
		3,670,996
Commercial Services & Supplies - 9.5%
Cornell Cos., Inc. (a)	29,600	598,512
FTI Consulting, Inc. (a)	23,500	789,365
Huron Consulting Group, Inc. (a)	16,000	973,440
Kenexa Corp. (a)	21,500	669,295
Mobile Mini, Inc. (a)	30,425	814,782
The Advisory Board Co. (a)	14,700	744,114
The GEO Group Inc. (a)	29,500	1,336,940
		5,926,448
Marine - 1.3%
Kirby Corp. (a)	23,200	811,536
TOTAL INDUSTRIALS		10,408,980

INFORMATION TECHNOLOGY - 25.2%
Communications Equipment - 2.1%
NICE Systems, Ltd. - ADR (a)	38,000	1,292,760
Electronic Equipment & Instruments - 1.3%
Trimble Navigation Ltd. (a)	30,200	810,568
Internet Software & Services - 7.7%
Dealertrack Holdings, Inc. (a)	33,100	1,016,832
Equinix, Inc. (a)	9,300	796,359
Liquidity Services, Inc. (a)	38,000	643,720
ValueClick, Inc. (a)	46,600	1,217,658
Vocus, Inc. (a)	56,500	1,137,345
		4,811,914
IT Services - 2.6%
Perot Systems Corp. (a)	50,900	909,583
Syntel, Inc.	21,300	738,045
		1,647,628
Semiconductor & Semiconductor Equipment - 3.2%
Atheros Communications, Inc. (a)	30,400	727,472
Varian Semiconductor Equipment Associates, Inc. (a)	23,100	1,233,078
		1,960,550
Software - 8.3%
Advent Software, Inc. (a)	39,900	1,391,313
I2 Technologies, Inc. (a)	25,200	604,800
Nuance Communications, Inc. (a)	67,900	1,039,549
THQ, Inc. (a)	36,100	1,234,259
Ultimate Software Group, Inc. (a)	33,700	882,603
		5,152,524
TOTAL INFORMATION TECHNOLOGY		15,675,944

TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
SBA Communications Corp. Class A (a)	46,000	1,359,300
TOTAL TELECOMMUNICATION SERVICES		1,359,300
TOTAL COMMON STOCKS (Cost $52,962,443)		$62,015,302

Total Investments - 99.8% (Cost $52,962,443) (b)		62,015,302
Other Assets in Excess of Liabilities - 0.2%		101,171
Net Assets - 100.0%		$62,116,473

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 30, 2007 (Unaudited)
Ohio National Fund, Inc. - International Small Company Portfolio

		Fair
COMMON STOCKS - 95.8%	Shares	Value
Spain - 11.6%
Abengoa SA (b) (6)	34,581	$1,434,725
Banco Pastor SA (b) (4)	31,748	737,778
Gamesa Corporacion Tecnologica SA (b) (6)	36,593	1,332,479
General de Alquiler de Maquinaria SA (a) (b) (6)	39,000	1,048,146
Grifols SA (a) (b) (5)	42,701	690,402
Indra Sistemas SA (b) (7)	34,790	878,894
Obrascon Huarte Lain SA (b) (6)	22,696	971,944
Sol Melia SA (b) (1)	29,652	713,798
Tubacex (b) (8)	79,700	640,976
Uralita SA (b) (6)	102,731	888,601
Vueling Airlines SA (a) (b) (6)	10,590	622,453
		9,960,196
United Kingdom - 11.5%
Ashtead Group plc (b) (6)	188,555	561,014
Autonomy Corp. plc (a) (b) (7)	69,912	945,944
Charter plc (a) (b) (6)	49,900	873,107
CSR plc (a) (b) (7)	65,589	835,035
easyJet plc (a) (b) (6)	65,823	897,193
Enterprise Inns plc (b) (1)	57,790	761,700
Fenner plc (b) (6)	99,547	421,043
Hunting plc (b) (3)	33,457	497,397
John Wood Group plc (b) (3)	87,100	459,343
Michael Page International plc (b) (6)	90,508	955,089
Punch Taverns plc (b) (1)	34,302	842,342
QinetiQ plc (b) (6)	78,695	289,090
The Carphone Warehouse plc (b) (1)	102,814	563,121
William Hill plc (b) (1)	32,774	410,616
Wolfson Microelectronics plc (a) (b) (7)	92,500	537,309
		9,849,343
Germany - 9.7%
Arques Industries AG (b) (4)	24,661	598,097
Demag Cranes AG (b) (6)	7,168	472,294
Freenet AG (a) (b) (9)	21,100	637,013
Interhyp AG (a) (b) (4)	4,551	556,489
K+S AG (b) (8)	9,441	1,041,780
MTU Aero Engines Holding AG (b) (6)	15,979	953,071
Puma AG Rudolf Dassler Sport (b) (1)	1,333	487,566
Q-Cells AG (a) (b) (6)	15,898	1,020,623
Software AG - Bearer (b) (7)	11,595	996,573
Solarworld AG (b) (c) (6)	10,500	811,124
Wincor Nixdorf AG (b) (7)	7,690	722,342
		8,296,972
Canada - 8.8%
Agnico - Eagle Mines, Ltd. (8)	20,100	711,942
Agrium, Inc. (b) (8)	23,200	891,226
Algoma Steel, Inc. (a) (b) (8)	15,400	697,102
AUR Resources, Inc. (b) (8)	24,200	509,363
Gildan Activewear, Inc. (a) (1)	10,000	588,500
HudBay Minerals, Inc. (a) (b) (8)	30,700	540,873
Industrial Alliance Insurance and Financial Services Co. (a) (b) (4)	16,782	516,179
Lundin Mining Corp. SDR (a) (b) (8)	65,166	725,321
Meridian Gold, Inc. (a) (8)	29,500	753,135
SNC-Lavalin Group, Inc. (b) (6)	19,518	558,913
SXR Uranium One, Inc. (a) (b) (3)	43,700	602,602
TSX Group, Inc. (b) (4)	9,800	418,060
		7,513,216
France - 8.7%
Business Objects SA - ADR (a) (7)	20,600	745,514
Dassault Systemes SA (b) (7)	4,747	254,995
Geodis SA (b) (6)	3,074	664,031
Haulotte Group (b) (6)	22,832	734,367
Imerys SA (b) (8)	3,424	318,875
Ipsen SA (b) (5)	18,970	932,276
Kaufman & Broad SA (b) (1)	9,744	735,208
Neopost SA (b) (7)	9,358	1,340,699
SeLoger.com (a) (b) (1)	10,225	451,022
Silicon-On-Insulator Technologies (SOITEC) (a) (b) (7)	15,561	372,609
Technip SA (b) (3)	5,600	407,417
Zodiac SA (b) (6)	7,300	525,832
		7,482,845
Switzerland - 6.1%
Actelion Ltd. (a) (b) (5)	4,673	1,089,098
Geberit International AG (b) (6)	605	935,623
Kuehne & Nagel International AG - Reg. Shares (b) (6)	7,990	656,440
Lindt & Spruengli AG (b) (2)	158	415,569
Logitech International SA (a) (b) (7)	10,872	303,145
Panalpina Welttransport Holding AG (b) (6)	6,666	1,118,120
Sulzer AG - Reg. Shares (b) (6)	496	696,386
		5,214,381
Italy - 4.5%
Beni Stabili SpA (b) (4)	517,509	862,767
Davide Campari - Milano SpA (b) (2)	54,450	536,290
ERG SpA (b) (3)	17,100	470,547
Geox SpA (b) (1)	34,800	608,012
IMMSI SpA (b) (1)	171,908	560,133
Lottomatica SpA (b) (1)	5,877	234,627
Tod's SpA (b) (1)	7,053	616,777
		3,889,153
Austria 4.5%
Andritz AG (b) (6)	3,498	877,383
Boehler-Uddeholm AG (b) (8)	19,208	1,850,904
Sparkassen Immobilien AG (a) (b) (4)	59,652	1,128,699
		3,856,986
Japan - 4.2%
Atrium Co. Ltd. (b) (4)	14,400	414,063
Joint Corp. (b) (4)	14,800	559,020
K.K. DaVinci Advisors (a) (b) (4)	560	595,267
Miraial Co. Ltd. (b) (7)	6,500	646,641
Mori Seiki Co. (b) (6)	19,700	467,015
Tokuyama Corp. (b) (8)	24,000	418,028
Tokyo Seimitsu Co. Ltd. (b) (7)	15,400	520,321
		3,620,355
Netherlands - 3.7%
Arcadis NV (b) (6)	8,176	526,706
Boskalis Westminster NV (b) (6)	6,000	597,413
Fugro NV (b) (3)	11,398	578,810
SBM Offshore NV (b) (3)	15,204	548,218
USG People NV (b) (6)	22,024	908,877
		3,160,024
Singapore - 3.5%
Cosco Corp. (Singapore) Ltd. (b) (6)	429,000	808,595
Keppel Corp. Ltd. (b) (6)	50,600	633,003
Labroy Marine Ltd. (b) (6)	289,000	390,243
MMI Holdings Ltd. (b) (6)	599,000	656,851
SembCorp Marine Ltd. (b) (6)	206,000	475,587
		2,964,279
Belgium - 3.0%
Bekaert SA (b) (6)	3,936	537,263
EVS Broadcast Equipment SA (b) (7)	12,895	824,923
Umicore (b) (8)	7,028	1,254,469
		2,616,655
Mexico - 2.0%
Alsea SAB de CV (b) (2)	264,460	491,150
Consorcio ARA SAB de CV (b) (1)	270,400	465,436
Desarrolladora Homex SAB de CV (a) (1)	12,800	741,760
		1,698,346
Malaysia - 1.7%
Mah Sing Group BHD (b) (4)	430,000	619,050
Malaysian Resources Corp. BHD (a) (b) (6)	1,271,000	819,789
		1,438,839
Ireland - 1.6%
Iaws Group plc (b) (2)	23,084	535,970
Kingspan Group (b) (6)	32,201	853,543
		1,389,513
Finland - 1.5%
Konecranes Oyj (b) (6)	15,950	536,598
Nokian Renkaat Oyj (b) (1)	28,300	777,393
		1,313,991
Luxembourg - 1.2%
Orco Property Group (b) (4)	6,209	1,043,885
Norway - 1.2%
Fred Olsen Energy ASA (a) (b) (3)	11,550	570,370
ProSafe SE (b) (3)	27,780	418,236
		988,606
Panama - 1.0%
Copa Holdings Class A (6)	17,400	895,926
Sweden - 0.9%
Getinge AB Class B (b) (5)	16,311	372,109
KappAhl Holdings AB (b) (1)	40,900	442,594
		814,703
Australia - 0.9%
Paladin Resources Ltd. (a) (b) (3)	102,200	807,331
Hong Kong - 0.8%
Shun Tak Holdings (b) (4)	524,000	694,534
Bermuda - 0.8%
Central European Media Enterprises Ltd., Class A (a) (1)	4,700	415,950
SeaDrill Ltd. (a) (b) (3)	16,800	270,105
		686,055
Brazil - 0.8%
Net Servicos de Comunicacao SA - Preference Stock (a) (b) (1)	49,709	672,663
Cyprus - 0.8%
Bank of Cyprus Public Co. Ltd. (b) (4)	44,342	667,557
Denmark - 0.5%
Novozymes A/S, Class B (b) (8)	4,475	398,908
Greece - 0.3%
Intralot SA (b) (1)	9,805	297,810

TOTAL COMMON STOCKS (Cost $57,306,484)		$82,233,072

	Face	Fair
REPURCHASE AGREEMENTS - 4.3%	Amount	Value
State Street Bank 2.500% 04/02/2007	$3,676,000	$3,676,000
Repurchase price $3,676,766
Collateralized by:
Federal Home Loan Bank 4.375% 09/17/2010
Fair Value $3,749,999
TOTAL REPURCHASE AGREEMENTS (Cost $3,676,000)		$3,676,000

Total Investments (Cost $60,982,484) (d) - 100.1%		$85,909,072
Liabilities in Excess of Other Assets - (0.1%)		(61,905)
TOTAL NET ASSETS - 100.0%		$85,847,167

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
SDR: Swedish Depository Receipts
Footnotes:
(a) Non-Income Producing.
(b) Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $77,380,345 or 90.1% of the Portfolio's net assets. As discussed in Note 2 of the Notes to Schedule of Investments, not all investments that are subjected to fair value procedures are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
The Portfolio's securities that are not subjected to fair value procedures are traded on exchanges whose local close times are consistent with the 4:00pm Eastern Time U.S. market close.
(c) Security exempt from registration under Regulation D of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2007, the value of this security amounted to $811,124 or 0.9%
of the Portfolio's net assets. This security was deemed liquid pursuant to procedures approved by the Board of Directors.
(d) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

Sector Classifications:
(1) Consumer Discretionary	13.3%
(2) Consumer Staples	2.3%
(3) Energy	6.5%
(4) Financials	11.0%
(5) Health Care	3.6%
(6) Industrials	34.3%
(7) Information Technology	11.6%
(8) Materials	12.5%
(9) Telecommunication Services	0.7%
95.8%

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - Aggressive Growth Portfolio
		Fair
COMMON STOCKS - 97.9%	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Hotels, Restaurants & Leisure - 1.1%
Scientific Games Corp. Class A (a)	6,110	$200,591
Household Durables - 3.8%
Sony Corp. (c)	13,615	688,094
Internet & Catalog Retail - 1.1%
Submarino SA - GDR (b)	2,900	196,735
Media - 1.1%
Lamar Advertising Co. Class A (a)	3,035	191,114
Multiline Retail - 3.8%
Nordstrom, Inc.	13,170	697,220
TOTAL CONSUMER DISCRETIONARY		1,973,754

CONSUMER STAPLES - 5.1%
Beverages - 3.5%
Davide Campari-Milano SpA (a) (c)	63,680	627,196
Household Products - 1.6%
Reckitt Benckiser PLC (c)	5,677	296,049
TOTAL CONSUMER STAPLES		923,245

FINANCIALS - 16.1%
Capital Markets - 4.9%
MarketAxess Holdings, Inc. (a)	13,675	228,920
The Goldman Sachs Group, Inc.	1,505	310,978
UBS AG (c)	5,835	347,952
		887,850
Diversified Financial Services - 2.0%
Chicago Mercantile Exchange Holdings, Inc.	695	370,060
Insurance - 5.9%
Assurant, Inc.	9,545	511,898
National Financial Partners Corp.	11,625	545,329
		1,057,227
Real Estate Investment Trusts - 3.3%
CapitalSource, Inc.	23,690	595,330
TOTAL FINANCIALS		2,910,467

HEALTH CARE - 19.1%
Biotechnology - 3.7%
Celgene Corp. (a)	12,775	670,177
Health Care Equipment & Supplies - 12.4%
Dade Behring Holdings, Inc.	33,490	1,468,536
Intuitive Surgical, Inc. (a)	3,980	483,849
Varian Medical Systems, Inc. (a)	5,935	283,040
		2,235,425
Pharmaceuticals - 3.0%
Roche Holding AG (c)	3,052	542,146
TOTAL HEALTH CARE		3,447,748

INDUSTRIALS - 12.8%
Air Freight & Logistics - 1.8%
FedEx Corp.	3,130	336,256
Commercial Services & Supplies - 5.8%
CoStar Group, Inc. (a)	5,120	228,761
Mobile Mini, Inc. (a)	13,045	349,345
Park 24 Co. Ltd. (c)	10,200	136,824
The Corporate Executive Board Co.	4,435	336,883
		1,051,813
Electrical Equipment - 5.2%
ABB Ltd. (c)	54,438	936,689
TOTAL INDUSTRIALS		2,324,758

INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 4.3%
Corning, Inc. (a)	18,570	422,282
QUALCOMM, Inc.	8,220	350,665
		772,947
Computers & Peripherals - 2.8%
Apple Inc. (a)	5,385	500,320
Electronic Equipment & Instruments - 2.9%
Trimble Navigation Ltd. (a)	19,480	522,843
Internet Software & Services - 6.5%
Equinix, Inc. (a)	3,755	321,540
VistaPrint Limited (a)	6,465	247,610
Yahoo!, Inc. (a)	19,475	609,373
		1,178,523
Semiconductor & Semiconductor Equipment - 1.5%
Cypress Semiconductor Corp. (a)	14,560	270,088
Software - 1.0%
NAVTEQ Corp. (a)	5,415	186,818
TOTAL INFORMATION TECHNOLOGY		3,431,539

MATERIALS - 4.6%
Chemicals - 4.6%
Cytec Industries, Inc.	4,885	274,732
Potash Corp. of Saskatchewan, Inc.	3,475	555,757
TOTAL MATERIALS		830,489

TELECOMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 3.9%
NeuStar, Inc. Class A (a)	11,670	331,895
Time Warner Telecom, Inc. (a)	17,965	373,133
		705,028
Wireless Telecommunication Services - 6.4%
America Movil S.A.B. de C.V. - ADR	10,900	520,911
Cellcom Israel Ltd. (a) (c)	6,880	125,491
Crown Castle International Corp. (a)	15,855	509,421
		1,155,823
TOTAL TELECOMMUNICATION SERVICES		1,860,851
TOTAL COMMON STOCKS (Cost $15,042,800)		$17,702,851

	Face	Fair
SHORT-TERM NOTES - 1.1%	Amount	Value
Federal Home Loan Bank Discount Note
0.000% Coupon, 5.201% Effective Yield, 04/02/2007	$200,000	$199,972
TOTAL SHORT-TERM NOTES (Cost $199,972)		$199,972

	Face	Fair
REPURCHASE AGREEMENTS - 0.4%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$65,000	$65,000
Repurchase price $65,022
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $66,300
TOTAL REPURCHASE AGREEMENTS (Cost $65,000)		$65,000

Total Investments - 99.4% (Cost $15,307,772) (d)		17,967,823
Other Assets in Excess of Liabilities - 0.6%		112,795
Net Assets - 100.0%		$18,080,618

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
GDR: Global Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2007, the value of this security totaled $196,735 or 1.1% of the Portfolio's net assets. This security was deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Security denominated in foreign currency and traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $3,700,441 or 20.5% of the Portfolio's net assets. As discussed in
Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(d) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - Small Cap Growth Portfolio
		Fair
COMMON STOCKS - 99.3%	Shares	Value
CONSUMER DISCRETIONARY - 23.5%
Diversified Consumer Services - 2.6%
Anhangeura Educacional Participacoes SA (a) (b)	9,400	$101,743
Capella Education Company (a)	715	23,981
Jackson Hewitt Tax Service, Inc.	6,440	207,239
Sotheby's	5,605	249,310
		582,273
Hotels, Restaurants & Leisure - 3.2%
Century Casinos, Inc. (a)	24,055	198,454
Orient-Express Hotels Ltd. Class A	8,480	507,273
		705,727
Household Durables - 2.4%
Jarden Corp. (a)	13,975	535,242
Internet & Catalog Retail - 5.6%
GSI Commerce, Inc. (a)	11,225	253,573
ValueVision Media, Inc. (a)	27,795	343,546
VistaPrint Limited (a)	16,515	632,524
		1,229,643
Leisure Equipment & Products - 1.9%
Polaris Industries, Inc.	3,955	189,761
Smith & Wesson Holding Corp. (a)	8,540	111,789
Sturm, Ruger & Co, Inc. (a)	9,715	130,667
		432,217
Media - 5.4%
Genius Products, Inc. (a)	92,505	271,040
Lions Gate Entertainment Corp. (a)	41,105	469,419
Marvel Entertainment, Inc. (a)	8,135	225,746
National Cinemedia, Inc. (a)	9,110	243,237
		1,209,442
Specialty Retail - 2.4%
J. Crew Group, Inc. (a)	8,900	357,513
Zumiez, Inc. (a)	4,565	183,148
		540,661
TOTAL CONSUMER DISCRETIONARY		5,235,205

CONSUMER STAPLES - 0.3%
Personal Products - 0.3%
Physicians Formula Holdings, Inc. (a)	3,050	57,584
TOTAL CONSUMER STAPLES		57,584

ENERGY - 3.4%
Energy Equipment & Services - 0.4%
Basic Energy Services, Inc. (a)	3,235	75,376
Oil, Gas & Consumable Fuels - 3.0%
Carrizo Oil & Gas, Inc. (a)	4,100	143,336
Gasco Energy, Inc. (a)	20,220	49,337
World Fuel Services Corp.	10,455	483,648
		676,321
TOTAL ENERGY		751,697

FINANCIALS - 8.4%
Capital Markets - 2.7%
FCStone Group, Inc. (a)	1,405	52,435
Hercules Technology Growth Capital, Inc.	8,145	111,586
HFF, Inc. (a)	8,200	123,000
MarketAxess Holdings, Inc. (a)	10,955	183,387
optionsXpress Holdings, Inc.	5,830	137,238
		607,646
Consumer Finance - 0.9%
Nelnet, Inc.	7,980	191,281
Diversified Financial Services - 1.8%
International Securities Exchange, Inc.	8,370	408,456
Insurance - 1.1%
First Mercury Financial Corp. (a)	1,945	39,970
OneBeacon Insurance Group Ltd.	7,885	197,125
		237,095
Real Estate Investment Trusts - 0.2%
PDG Realty SA (a) (b)	7,280	38,515
Real Estate Management & Development - 1.7%
Iguatemi Empresa de Shopping Centers SA (a) (b)	3,000	44,411
LPS Brasil - Consultoria de Imoveis SA (a) (b)	28,645	291,969
Rodobens Negocious Imobiliarious SA (a) (b)	4,980	47,134
		383,514
TOTAL FINANCIALS		1,866,507

HEALTH CARE - 15.9%
Biotechnology - 0.7%
Metabolix, Inc. (a)	3,070	51,054
United Therapeutics Corp. (a)	1,970	105,947
		157,001
Health Care Equipment & Supplies - 1.9%
Accuray, Inc. (a)	2,460	54,710
I-Flow Corp. (a)	14,855	218,963
Sirona Dental Systems, Inc.	4,715	162,479
		436,152
Health Care Providers & Services - 10.5%
Animal Health International (a)	4,940	59,725
Bio-Reference Labs, Inc. (a)	2,610	66,294
Centene Corp. (a)	8,670	181,983
Dialysis Corporation of America (a)	640	8,083
Health Grades, Inc. (a)	22,395	140,641
HealthExtras, Inc. (a)	7,865	226,355
Healthways, Inc. (a)	3,980	186,065
Hythiam, Inc. (Private Placement Issue) (a) (c)	9,521	58,268
Hythiam, Inc. (a)	21,760	147,968
LHC Group, Inc. (a)	7,955	257,981
MWI Veterinary Supply, Inc. (a)	3,715	122,595
Pediatrix Medical Group, Inc. (a)	2,720	155,203
PSS World Medical, Inc. (a)	13,100	276,934
Radiation Therapy Services, Inc. (a)	11,945	365,995
The Providence Service Corp. (a)	3,310	78,513
		2,332,603
Health Care Technology - 2.5%
Omnicell, Inc. (a)	26,710	558,773
Systems Xcellence, Inc. (a)	130	2,449
		561,222
Life Sciences Tools & Services - 0.3%
Ventana Medical Systems Inc. (a)	1,385	58,031
TOTAL HEALTH CARE		3,545,009

INDUSTRIALS - 20.2%
Aerospace & Defense - 1.1%
Aerovironment, Inc. (a)	2,000	45,720
Ceradyne, Inc. (a)	3,015	165,041
Stanley, Inc. (a)	2,440	38,064
		248,825
Commercial Services & Supplies - 15.8%
American Reprographics Co. (a)	9,450	290,966
Barrett Business Services, Inc.	6,045	139,337
CoStar Group, Inc. (a)	10,291	459,802
eTelecare Global Solutions, Inc. - ADR (a)	14,275	216,266
Huron Consulting Group, Inc. (a)	6,785	412,799
IHS, Inc. (a)	7,675	315,519
Innerworkings, Inc. (a)	23,740	280,132
Intermap Technologies Ltd. (a) (b)	33,533	173,982
Kenexa Corp. (a)	6,175	192,228
Knoll, Inc.	6,700	159,661
On Assignment, Inc. (a)	9,615	119,322
Resources Connection, Inc. (a)	4,235	135,478
The Advisory Board Co. (a)	6,485	328,271
The GEO Group Inc. (a)	5,205	235,891
UTEK Corp.	5,185	68,442
		3,528,096
Construction & Engineering - 0.7%
Flint Energy Services Ltd. (a) (b)	7,430	160,828
Trading Companies & Distributors - 2.6%
Beacon Roofing Supply, Inc. (a)	8,100	131,058
Nuco2, Inc. (a)	11,515	290,408
TransDigm Group, Inc. (a)	4,430	161,164
		582,630
TOTAL INDUSTRIALS		4,520,379

INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 1.4%
Acme Packet, Inc. (a)	4,560	67,397
Riverbed Technology, Inc. (a)	9,155	253,044
		320,441
Electronic Equipment & Instruments - 2.9%
DTS, Inc. (a)	3,975	96,314
IPG Photonics Corp. (a)	9,830	188,736
L-1 Identity Solutions, Inc. (a)	6,160	101,701
Trimble Navigation Ltd. (a)	9,440	253,370
		640,121
Internet Software & Services - 11.1%
Bankrate, Inc. (a)	6,115	215,493
Chordiant Software, Inc. (a)	5,754	59,554
Dealertrack Holdings, Inc. (a)	6,720	206,438
DIVX, Inc. (a)	1,830	36,673
Equinix, Inc. (a)	7,005	599,838
Internap Network Services Corp. (a)	1,660	26,145
Liquidity Services, Inc. (a)	3,240	54,885
LivePerson, Inc. (a)	44,135	347,784
NaviSite, Inc. (a)	46,770	281,088
Omniture, Inc. (a)	11,420	208,187
SAVVIS, Inc. (a)	1,825	87,381
Switch & Data Facilities Co. (a)	5,655	102,469
Think Partnership, Inc. (a)	30,025	72,660
ValueClick, Inc. (a)	3,190	83,355
Workstream, Inc. (a)	66,220	86,748
		2,468,698
IT Services - 3.0%
Euronet Worldwide, Inc. (a)	3,765	101,128
Heartland Payment Systems, Inc.	7,100	167,844
Infocrossing, Inc. (a)	24,285	361,118
Wright Express Corp. (a)	1,285	38,974
		669,064
Semiconductor & Semiconductor Equipment - 3.2%
Hittite Microwave Corp. (a)	1,260	50,614
Microsemi Corp. (a)	13,400	278,854
SiRF Technology Holdings, Inc. (a)	10,415	289,121
Trident Microsystems, Inc. (a)	4,580	91,875
		710,464
Software - 4.7%
NAVTEQ Corp. (a)	3,315	114,368
Quest Software, Inc. (a)	9,620	156,517
Salary.com, Inc. (a)	3,335	37,119
Synchronoss Technologies, Inc. (a)	5,925	103,095
Ultimate Software Group, Inc. (a)	24,765	648,595
		1,059,694
TOTAL INFORMATION TECHNOLOGY		5,868,482

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
BigBand Networks, Inc. (a)	3,740	67,357
NeuStar, Inc. Class A (a)	7,980	226,951
TOTAL TELECOMMUNICATION SERVICES		294,308
TOTAL COMMON STOCKS (Cost $18,142,547)		22,139,171

	Face	Fair
SHORT-TERM NOTES - 1.3%	Amount	Value
Rabobank USA Corp.
5.220%, 04/02/2007	$300,000	$299,955
TOTAL SHORT-TERM NOTES (Cost $299,955)		$299,955

	Face	Fair
REPURCHASE AGREEMENTS - 0.4%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$87,000	$87,000
Repurchase price $87,030
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $88,740
TOTAL REPURCHASE AGREEMENTS (Cost $87,000)		$87,000

Total Investments - 101.0% (Cost $18,529,502) (d)		22,526,126
Liabilities in Excess of Other Assets - (1.0)%		(231,564)
Net Assets - 100.0%		$22,294,562

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security denominated in foreign currency and traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $858,582 or 3.9% of the Portfolio's net assets. As discussed in
Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c) A market quotation for this investment was not readily available at March 31, 2007. As discussed in Note 2 of the
Notes to Schedule of Investments, the price for this issue was derived from an estimate of fair market value using methods determined in good faith by the Fund's Pricing Committee under the supervision of the Board.
This security represents $58,268 or 0.3% of the Portfolio's net assets.
(d) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - Mid Cap Opportunity Portfolio
		Fair
COMMON STOCKS - 98.3%	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.6%
Delphi Corp. (a)	146,600	$425,140
TRW Automotive Holdings Corp. (a)	28,000	974,960
		1,400,100
Hotels, Restaurants & Leisure - 3.6%
Boyd Gaming Corp.	22,500	1,071,900
Hilton Hotels Corp.	25,000	899,000
Scientific Games Corp. Class A (a)	35,000	1,149,050
		3,119,950
Household Durables - 2.0%
Harman International Industries, Inc.	8,700	835,896
Tempur-Pedic International, Inc.	34,000	883,660
		1,719,556
Multiline Retail - 1.1%
Family Dollar Stores, Inc.	33,000	977,460
Specialty Retail - 4.6%
Aeropostale, Inc. (a)	21,000	844,830
Limited Brands, Inc.	42,500	1,107,550
Pacific Sunwear Of California Inc. (a)	55,000	1,145,650
The TJX Cos., Inc.	34,000	916,640
		4,014,670
Textiles, Apparel & Luxury Goods - 1.4%
Under Armour, Inc. Class A (a)	23,500	1,205,550
TOTAL CONSUMER DISCRETIONARY		12,437,286

CONSUMER STAPLES - 2.6%
Food Products - 1.3%
Corn Products International, Inc.	32,500	1,156,675
Personal Products - 1.3%
Avon Products, Inc.	29,000	1,080,540
TOTAL CONSUMER STAPLES		2,237,215

ENERGY - 8.7%
Energy Equipment & Services - 7.6%
BJ Services Co.	40,000	1,116,000
Cameron International Corp. (a)	11,000	690,690
ENSCO International, Inc.	19,000	1,033,600
GlobalSantaFe Corp.	10,000	616,800
Smith International, Inc.	24,000	1,153,200
Superior Energy Services, Inc. (a)	28,500	982,395
Transocean, Inc. (a)	12,000	980,400
		6,573,085
Oil, Gas & Consumable Fuels - 1.1%
Southwestern Energy Co. (a)	24,000	983,520
TOTAL ENERGY		7,556,605

FINANCIALS - 7.5%
Capital Markets - 3.3%
Affiliated Managers Group, Inc. (a)	8,000	866,800
Northern Trust Corp.	19,000	1,142,660
T. Rowe Price Group, Inc.	18,500	873,015
		2,882,475
Commercial Banks - 2.0%
AmericanWest Bancorp	27,000	581,580
Zions Bancorporation	13,300	1,124,116
		1,705,696
Real Estate Investment Trusts - 1.1%
KKR Financial Corp.	35,000	960,050
Thrifts & Mortgage Finance - 1.1%
People's Bank (CT)	21,500	954,600
TOTAL FINANCIALS		6,502,821

HEALTH CARE - 17.8%
Biotechnology - 3.5%
Celgene Corp. (a)	18,500	970,510
Cephalon, Inc. (a)	11,000	783,310
MedImmune, Inc. (a)	35,000	1,273,650
		3,027,470
Health Care Equipment & Supplies - 3.1%
Dade Behring Holdings, Inc.	21,000	920,850
Hologic, Inc. (a)	20,500	1,181,620
Intuitive Surgical, Inc. (a)	5,000	607,850
		2,710,320
Health Care Providers & Services - 5.5%
Express Scripts, Inc. (a)	13,500	1,089,720
Pediatrix Medical Group, Inc. (a)	11,000	627,660
Psychiatric Solutions, Inc. (a)	32,000	1,289,920
Sunrise Senior Living, Inc. (a)	22,500	889,200
Tenet Healthcare Corp. (a)	140,000	900,200
		4,796,700
Health Care Technology - 1.2%
Cerner Corp. (a)	18,400	1,001,880
Life Sciences Tools & Services - 3.3%
Qiagen NV (a)	63,000	1,082,340
Thermo Fisher Scientific, Inc. (a)	20,000	935,000
Varian, Inc. (a)	15,000	873,900
		2,891,240
Pharmaceuticals - 1.2%
Allergan, Inc.	9,000	997,380
TOTAL HEALTH CARE		15,424,990

INDUSTRIALS - 11.1%
Aerospace & Defense - 2.7%
AerCap Holdings NV (a)	44,000	1,280,840
L-3 Communications Holdings, Inc.	12,500	1,093,375
		2,374,215
Airlines - 1.3%
UAL Corp. (a)	30,000	1,145,100
Building Products - 1.1%
Simpson Manufacturing Co., Inc.	31,000	956,040
Commercial Services & Supplies - 2.1%
Covanta Holding Corp. (a)	43,000	953,740
Stericycle, Inc. (a)	11,000	896,500
		1,850,240
Construction & Engineering - 1.5%
Chicago Bridge & Iron Co. NV, New York Shares	42,000	1,291,500
Machinery - 1.3%
Mueller Water Products, Inc. Class A	80,000	1,104,800
Road & Rail - 1.1%
Landstar System, Inc.	20,000	916,800
TOTAL INDUSTRIALS		9,638,695

INFORMATION TECHNOLOGY - 27.3%
Communications Equipment - 5.3%
Foundry Networks, Inc. (a)	90,000	1,221,300
Harris Corp.	20,000	1,019,000
Juniper Networks, Inc. (a)	51,000	1,003,680
QUALCOMM, Inc.	32,000	1,365,120
		4,609,100
Computers & Peripherals - 3.9%
Avid Technology, Inc. (a)	30,000	1,046,400
Brocade Communications Systems, Inc. (a)	146,000	1,389,920
Network Appliance, Inc. (a)	26,000	949,520
		3,385,840
Electronic Equipment & Instruments - 1.2%
SunPower Corp. (a)	22,500	1,023,750
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	17,000	848,640
IT Services - 3.8%
Alliance Data Systems Corp. (a)	21,000	1,294,020
Fiserv, Inc. (a)	17,000	902,020
VeriFone Holdings, Inc. (a)	30,000	1,101,900
		3,297,940
Semiconductor & Semiconductor Equipment - 5.6%
AMIS Holdings, Inc. (a)	48,500	531,075
Atheros Communications, Inc. (a)	38,750	927,288
Lam Research Corp. (a)	17,000	804,780
MEMC Electronic Materials, Inc. (a)	16,000	969,280
Trident Microsystems, Inc. (a)	47,200	946,832
Varian Semiconductor Equipment Associates, Inc. (a)	13,000	693,940
		4,873,195
Software - 6.5%
Autodesk, Inc. (a)	26,000	977,600
Citrix Systems, Inc. (a)	35,000	1,121,050
Nuance Communications, Inc. (a)	44,700	684,357
Parametric Technology Corp. (a)	50,000	954,500
Sybase, Inc. (a)	34,400	869,632
THQ, Inc. (a)	29,000	991,510
		5,598,649
TOTAL INFORMATION TECHNOLOGY		23,637,114

MATERIALS - 5.7%
Construction Materials - 1.8%
Texas Industries, Inc.	11,000	830,830
Vulcan Materials Co.	6,500	757,120
		1,587,950
Metals & Mining - 3.9%
IPSCO, Inc.	9,000	1,182,600
Quanex Corp.	30,000	1,270,500
Titanium Metals Corp. (a)	26,000	932,880
		3,385,980
TOTAL MATERIALS		4,973,930

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.0%
Time Warner Telecom, Inc. (a)	40,000	830,800
Wireless Telecommunication Services - 1.3%
Clearwire Corp. (a)	56,400	1,154,508
TOTAL TELECOMMUNICATION SERVICES		1,985,308

UTILITIES - 1.0%
Independent Power Producers & Energy Traders - 1.0%
The AES Corp. (a)	40,000	860,800
TOTAL UTILITIES		860,800
TOTAL COMMON STOCKS (Cost $76,978,009)		$85,254,764

		Fair
PREFERRED STOCK - 0.2%	Shares	Value
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Nortel Inversora SA - ADR (a)	17,000	$238,000
TOTAL PREFERRED STOCK (Cost $227,799)		$238,000

	Face	Fair
REPURCHASE AGREEMENTS - 1.4%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$1,200,000	$1,200,000
Repurchase price $1,200,410
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $1,224,004
TOTAL REPURCHASE AGREEMENTS (Cost $1,200,000)		$1,200,000

Total Investments - 99.9% (Cost $78,405,808) (b)		86,692,764
Other Assets in Excess of Liabilities - 0.1%		48,803
Net Assets - 100.0%		$86,741,567

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - S&P 500 Index Portfolio
		Fair
COMMON STOCKS - 99.7%	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.2%
Johnson Controls, Inc.	2,700	$255,474
The Goodyear Tire & Rubber Co. (a)	2,500	77,975
		333,449
Automobiles - 0.4%
Ford Motor Co.	26,487	208,982
General Motors Corp.	7,900	242,056
Harley-Davidson, Inc.	3,600	211,500
		662,538
Distributors - 0.0%
Genuine Parts Co.	2,400	117,600
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (a)	2,000	87,800
H&R Block, Inc.	4,500	94,680
		182,480
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	6,200	290,532
Darden Restaurants, Inc.	2,000	82,380
Harrah's Entertainment, Inc.	2,600	219,570
Hilton Hotels Corp.	5,400	194,184
International Game Technology	4,700	189,786
Marriott International, Inc. Class A	4,600	225,216
McDonald's Corp.	16,800	756,840
Starbucks Corp. (a)	10,500	329,280
Starwood Hotels & Resorts Worldwide, Inc.	3,000	194,550
Wendy's International, Inc.	1,300	40,690
Wyndham Worldwide Corp. (a)	2,660	90,839
Yum! Brands, Inc.	3,700	213,712
		2,827,579
Household Durables - 0.6%
Centex Corp.	1,700	71,026
D.R. Horton, Inc.	3,800	83,600
Fortune Brands, Inc.	2,100	165,522
Harman International Industries, Inc.	900	86,472
KB Home	1,100	46,937
Leggett & Platt, Inc.	2,500	56,675
Lennar Corp. Class A	1,900	80,199
Newell Rubbermaid, Inc.	3,900	121,251
Pulte Homes, Inc.	3,000	79,380
Snap-on, Inc.	800	38,480
The Black & Decker Corp.	900	73,458
The Stanley Works	1,200	66,432
Whirlpool Corp.	1,055	89,580
		1,059,012
Internet & Catalog Retail - 0.1%
Amazon.com Inc. (a)	4,300	171,097
IAC/InterActiveCorp (a)	3,000	113,130
		284,227
Leisure Equipment & Products - 0.2%
Brunswick Corp.	1,300	41,405
Eastman Kodak Co.	4,000	90,240
Hasbro, Inc.	2,200	62,964
Mattel, Inc.	5,500	151,635
		346,244
Media - 3.5%
CBS Corp. Class B	10,350	316,606
Clear Channel Communications, Inc.	6,900	241,776
Comcast Corp. Class A (a)	43,453	1,127,605
Dow Jones & Co., Inc.	900	31,023
Gannett Co., Inc.	3,300	185,757
Interpublic Group of Companies, Inc. (a)	6,523	80,298
Meredith Corp.	500	28,695
News Corp. Class A	32,800	758,336
Omnicom Group, Inc.	2,300	235,474
The DIRECTV Group Inc. (a)	10,800	249,156
The E.W. Scripps Co. Class A	1,200	53,616
The McGraw-Hill Companies, Inc.	5,000	314,400
The New York Times Co. Class A	2,000	47,020
The Walt Disney Co.	28,600	984,698
Time Warner, Inc.	53,300	1,051,076
Tribune Co.	2,500	80,275
Viacom, Inc. Class B (a)	9,650	396,712
		6,182,523
Multiline Retail - 1.3%
Big Lots, Inc. (a)	1,500	46,920
Dillard's Inc. Class A	900	29,457
Dollar General Corp.	4,400	93,060
Family Dollar Stores, Inc.	2,100	62,202
Federated Department Stores, Inc.	7,376	332,289
J.C. Penney Co. Inc.	3,100	254,696
Kohl's Corp. (a)	4,600	352,406
Nordstrom, Inc.	3,200	169,408
Sears Holdings Corp. (a)	1,201	216,372
Target Corp.	12,000	711,120
		2,267,930
Specialty Retail - 1.9%
AutoNation, Inc. (a)	2,100	44,604
AutoZone, Inc. (a)	700	89,698
Bed Bath & Beyond, Inc. (a)	4,000	160,680
Best Buy Co., Inc.	5,675	276,486
Circuit City Stores, Inc.	2,000	37,060
Limited Brands, Inc.	4,800	125,088
Lowe's Companies. Inc.	21,300	670,737
Office Depot, Inc. (a)	3,900	137,046
OfficeMax Inc.	1,000	52,740
RadioShack Corp.	1,900	51,357
Staples, Inc.	10,000	258,400
The Gap Inc.	7,350	126,494
The Home Depot, Inc.	28,500	1,047,090
The Sherwin-Williams Co.	1,600	105,664
The TJX Cos., Inc.	6,400	172,544
Tiffany & Co.	1,900	86,412
		3,442,100
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (a)	5,200	260,260
Jones Apparel Group, Inc.	1,500	46,095
Liz Claiborne, Inc.	1,400	59,990
NIKE, Inc. Class B	2,600	276,276
Polo Ralph Lauren Corp.	900	79,335
V.F. Corp.	1,300	107,406
		829,362
TOTAL CONSUMER DISCRETIONARY		18,535,044

CONSUMER STAPLES - 9.6%
Beverages - 2.1%
Anheuser-Busch Companies, Inc.	10,700	539,922
Brown-Forman Corp. Class B	1,100	72,116
Coca-Cola Enterprises, Inc.	3,900	78,975
Constellation Brands, Inc. Class A (a)	2,900	61,422
Molson Coors Brewing Co. Class B	700	66,234
PepsiCo, Inc.	22,900	1,455,524
The Coca-Cola Co.	28,100	1,348,800
The Pepsi Bottling Group, Inc.	1,800	57,402
		3,680,395
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	6,300	339,192
CVS Caremark Corporation	21,620	738,107
Safeway, Inc.	6,200	227,168
SUPERVALU, Inc.	2,919	114,045
Sysco Corp.	8,600	290,938
The Kroger Co.	9,900	279,675
Walgreen Co.	14,000	642,460
Wal-Mart Stores, Inc.	34,400	1,615,080
Whole Foods Market, Inc.	2,000	89,700
		4,336,365
Food Products - 1.1%
Archer-Daniels-Midland Co.	9,150	335,805
Campbell Soup Co.	3,100	120,745
ConAgra Foods, Inc.	7,100	176,861
Dean Foods Co. (a)	1,800	84,132
General Mills, Inc.	4,800	279,456
H.J. Heinz Co.	4,500	212,040
Kellogg Co.	3,500	180,005
McCormick & Co., Inc.	1,800	69,336
Sara Lee Corp.	10,200	172,584
The Hershey Company	2,400	131,184
Tyson Foods, Inc. Class A	3,500	67,935
Wm. Wrigley Jr. Co. Class B	3,000	152,790
		1,982,873
Household Products - 2.2%
Colgate-Palmolive Co.	7,200	480,888
Kimberly-Clark Corp.	6,400	438,336
The Clorox Co.	2,100	133,749
The Procter & Gamble Co.	44,122	2,786,746
		3,839,719
Personal Products - 0.2%
Avon Products, Inc.	6,200	231,012
The Estee Lauder Cos. Inc. Class A	1,600	78,160
		309,172
Tobacco - 1.6%
Altria Group, Inc.	29,300	2,572,833
Reynolds American, Inc.	2,400	149,784
UST, Inc.	2,200	127,556
		2,850,173
TOTAL CONSUMER STAPLES		16,998,697

ENERGY - 10.1%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	4,500	297,585
BJ Services Co.	4,100	114,390
ENSCO International, Inc.	2,100	114,240
Halliburton Co.	14,000	444,360
Nabors Industries Ltd. (a)	3,900	115,713
National Oilwell Varco, Inc. (a)	2,500	194,475
Noble Corp.	1,900	149,492
Rowan Cos., Inc.	1,500	48,705
Schlumberger Ltd.	16,500	1,140,150
Smith International, Inc.	2,800	134,540
Transocean, Inc. (a)	4,100	334,970
Weatherford International Ltd. (a)	4,700	211,970
		3,300,590
Oil, Gas & Consumable Fuels - 8.2%
Anadarko Petroleum Corp.	6,500	279,370
Apache Corp.	4,622	326,775
Chesapeake Energy Corp.	5,700	176,016
Chevron Corp.	30,138	2,229,006
ConocoPhillips	23,000	1,572,050
CONSOL Energy, Inc.	2,600	101,738
Devon Energy Corp.	6,200	429,164
El Paso Corp.	9,800	141,806
EOG Resources, Inc.	3,400	242,556
Exxon Mobil Corp.	79,500	5,998,275
Hess Corp.	3,800	210,786
Kinder Morgan, Inc.	1,500	159,675
Marathon Oil Corp.	4,860	480,314
Murphy Oil Corp.	2,600	138,840
Occidental Petroleum Corp.	11,700	576,927
Peabody Energy Corp.	3,700	148,888
Spectra Energy Corp.	8,818	231,649
Sunoco, Inc.	1,700	119,748
Valero Energy Corp.	8,400	541,716
Williams Cos., Inc.	8,400	239,064
XTO Energy, Inc.	5,133	281,340
		14,625,703
TOTAL ENERGY		17,926,293

FINANCIALS - 21.5%
Capital Markets - 3.7%
Ameriprise Financial, Inc.	3,380	193,133
E*TRADE Financial Corp. (a)	6,000	127,320
Federated Investors, Inc. Class B	1,200	44,064
Franklin Resources, Inc.	2,300	277,909
Janus Capital Group, Inc.	2,700	56,457
Legg Mason, Inc.	1,800	169,578
Lehman Brothers Holdings, Inc.	7,400	518,518
Mellon Financial Corp.	5,800	250,212
Merrill Lynch & Co., Inc.	12,400	1,012,708
Morgan Stanley	14,900	1,173,524
Northern Trust Corp.	2,600	156,364
State Street Corp.	4,700	304,325
T. Rowe Price Group, Inc.	3,700	174,603
The Bank of New York Co., Inc.	10,600	429,830
The Bear Stearns Companies Inc.	1,700	255,595
The Charles Schwab Corp.	14,300	261,547
The Goldman Sachs Group, Inc.	5,700	1,177,791
		6,583,478
Commercial Banks - 4.1%
BB&T Corp.	7,600	311,752
Comerica, Inc.	2,200	130,064
Commerce Bancorp Inc. (NJ)	2,600	86,788
Compass Bancshares, Inc.	1,800	123,840
Fifth Third Bancorp	7,750	299,847
First Horizon National Corp.	1,800	74,754
Huntington Bancshares, Inc.	3,300	72,105
KeyCorp	5,500	206,085
M&T Bank Corp.	1,100	127,413
Marshall & Ilsley Corp.	3,600	166,716
National City Corp.	8,300	309,175
PNC Financial Services Group, Inc.	4,800	345,456
Regions Financial Corp.	10,175	359,890
SunTrust Banks Inc.	5,000	415,200
Synovus Financial Corp.	4,600	148,764
U.S. Bancorp	24,790	866,906
Wachovia Corp.	26,594	1,464,000
Wells Fargo & Co.	47,200	1,625,096
Zions Bancorporation	1,500	126,780
		7,260,631
Consumer Finance - 0.9%
American Express Co.	16,700	941,880
Capital One Financial Corp.	5,773	435,631
SLM Corp.	5,700	233,130
		1,610,641
Diversified Financial Services - 5.4%
Bank of America Corp.	62,462	3,186,811
Chicago Mercantile Exchange Holdings, Inc.	500	266,230
CIT Group, Inc.	2,700	142,884
Citigroup, Inc.	68,469	3,515,199
JPMorgan Chase & Co.	48,552	2,348,946
Moody's Corp.	3,300	204,798
		9,664,868
Insurance - 4.8%
ACE Ltd.	4,600	262,476
AFLAC, Inc.	6,900	324,714
Ambac Financial Group, Inc.	1,400	120,946
American International Group, Inc.	36,300	2,440,086
Aon Corp.	4,200	159,432
Cincinnati Financial Corp.	2,366	100,318
Genworth Financial, Inc. Class A	6,200	216,628
Lincoln National Corp.	3,886	263,432
Loews Corp.	6,300	286,209
Marsh & McLennan Companies, Inc.	7,700	225,533
MBIA, Inc.	1,900	124,431
MetLife, Inc.	10,500	663,075
Principal Financial Group, Inc.	3,700	221,519
Prudential Financial, Inc.	6,600	595,716
Safeco Corp.	1,500	99,645
The Allstate Corp.	8,600	516,516
The Chubb Corp.	5,700	294,519
The Hartford Financial Services Group, Inc.	4,500	430,110
The Progressive Corp.	10,400	226,928
Torchmark Corp.	1,400	91,826
Travelers Companies, Inc.	9,459	489,693
Unum Group	4,800	110,544
XL Capital Ltd. Class A	2,500	174,900
		8,439,196
Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co. Class A	1,400	80,766
Archstone-Smith Trust	3,100	168,268
AvalonBay Communities, Inc.	1,100	143,000
Boston Properties, Inc.	1,700	199,580
Equity Residential	4,100	197,743
Host Marriott Corp.	7,200	189,432
Kimco Realty Corp.	3,200	155,968
Plum Creek Timber Co. Inc.	2,500	98,550
ProLogis	3,600	233,748
Public Storage, Inc.	1,700	160,939
Simon Property Group, Inc.	3,100	344,875
Vornado Realty Trust	1,800	214,812
		2,187,681
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. (a)	2,600	88,868
Realogy Corp. (a)	3,000	88,830
		177,698
Thrifts & Mortgage Finance - 1.3%
Countrywide Financial Corp.	8,198	275,780
Fannie Mae	13,500	736,830
Freddie Mac	9,700	577,053
Hudson City Bancorp, Inc.	6,900	94,392
MGIC Investment Corp.	1,200	70,704
Sovereign Bancorp, Inc.	5,070	128,981
Washington Mutual, Inc.	12,452	502,812
		2,386,552
TOTAL FINANCIALS		38,310,745

HEALTH CARE - 11.9%
Biotechnology - 1.2%
Amgen, Inc. (a)	16,306	911,180
Biogen Idec, Inc. (a)	4,745	210,583
Celgene Corp. (a)	5,300	278,038
Genzyme Corp. (a)	3,700	222,074
Gilead Sciences, Inc. (a)	6,500	497,250
MedImmune, Inc. (a)	3,300	120,087
		2,239,212
Health Care Equipment & Supplies - 1.7%
Bausch & Lomb, Inc.	800	40,928
Baxter International, Inc.	9,100	479,297
Becton, Dickinson & Co.	3,400	261,426
Biomet, Inc.	3,400	144,466
Boston Scientific Corp. (a)	16,503	239,953
C.R. Bard, Inc.	1,400	111,314
Hospira, Inc. (a)	2,210	90,389
Medtronic, Inc.	16,100	789,866
St. Jude Medical, Inc. (a)	4,800	180,528
Stryker Corp.	4,200	278,544
Varian Medical Systems, Inc. (a)	1,800	85,842
Zimmer Holdings, Inc. (a)	3,270	279,291
		2,981,844
Health Care Providers & Services - 2.3%
Aetna, Inc.	7,200	315,288
AmerisourceBergen Corp.	2,600	137,150
Cardinal Health, Inc.	5,600	408,520
CIGNA Corp.	1,400	199,724
Coventry Health Care, Inc. (a)	2,200	123,310
Express Scripts, Inc. (a)	1,900	153,368
Humana, Inc. (a)	2,300	133,446
Laboratory Corp. Of America Holdings (a)	1,700	123,471
Manor Care, Inc.	1,000	54,360
McKesson Corp.	4,100	240,014
Medco Health Solutions, Inc. (a)	3,988	289,250
Patterson Cos., Inc. (a)	1,900	67,431
Quest Diagnostics, Inc.	2,200	109,714
Tenet Healthcare Corp. (a)	6,550	42,116
UnitedHealth Group, Inc.	18,900	1,001,133
WellPoint, Inc. (a)	8,600	697,460
		4,095,755
Health Care Technology - 0.0%
IMS Health, Inc.	2,700	80,082
Life Sciences Tools & Services - 0.3%
Applera Corp - Applied Biosystems Group	2,600	76,882
Millipore Corp. (a)	800	57,976
PerkinElmer, Inc.	1,700	41,174
Thermo Fisher Scientific, Inc. (a)	5,900	275,825
Waters Corp. (a)	1,400	81,200
		533,057
Pharmaceuticals - 6.3%
Abbott Laboratories	21,600	1,205,280
Allergan, Inc.	2,100	232,722
Barr Pharmaceuticals, Inc. (a)	1,500	69,525
Bristol-Myers Squibb Co.	28,200	782,832
Eli Lilly & Co.	13,800	741,198
Forest Laboratories, Inc. Class A (a)	4,400	226,336
Johnson & Johnson	40,400	2,434,504
King Pharmaceuticals, Inc. (a)	3,400	66,878
Merck & Co., Inc.	30,300	1,338,351
Mylan Laboratories Inc.	3,400	71,876
Pfizer, Inc.	99,030	2,501,498
Schering-Plough Corp.	20,800	530,608
Watson Pharmaceuticals, Inc. (a)	1,400	37,002
Wyeth	18,800	940,564
		11,179,174
TOTAL HEALTH CARE		21,109,124

INDUSTRIALS - 10.9%
Aerospace & Defense - 2.5%
General Dynamics Corp.	5,700	435,480
Goodrich Corp.	1,800	92,664
Honeywell International, Inc.	11,200	515,872
L-3 Communications Holdings, Inc.	1,700	148,699
Lockheed Martin Corp.	5,000	485,100
Northrop Grumman Corp.	4,900	363,678
Raytheon Co.	6,200	325,252
Rockwell Collins, Inc.	2,400	160,632
The Boeing Co.	11,000	978,010
United Technologies Corp.	13,900	903,500
		4,408,887
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	2,400	114,600
FedEx Corp.	4,300	461,949
United Parcel Service, Inc. Class B	14,900	1,044,490
		1,621,039
Airlines - 0.1%
Southwest Airlines Co.	11,000	161,700
Building Products - 0.1%
American Standard Companies, Inc.	2,400	127,248
Masco Corp.	5,500	150,700
		277,948
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	3,600	45,324
Avery Dennison Corp.	1,300	83,538
Cintas Corp.	1,900	68,590
Equifax, Inc.	1,700	61,965
Monster Worldwide, Inc. (a)	1,800	85,266
Pitney Bowes, Inc.	3,100	140,709
R.R. Donnelley & Sons Co.	3,100	113,429
Robert Half International, Inc.	2,300	85,123
Waste Management, Inc.	7,400	254,634
		938,578
Construction & Engineering - 0.1%
Fluor Corp.	1,200	107,664
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	2,500	112,475
Emerson Electric Co.	11,100	478,299
Rockwell Automation, Inc.	2,300	137,701
		728,475
Industrial Conglomerates - 3.9%
3M Co.	10,300	787,229
General Electric Co.	143,700	5,081,232
Textron, Inc.	1,800	161,640
Tyco International Ltd.	27,600	870,780
		6,900,881
Machinery - 1.6%
Caterpillar, Inc.	9,000	603,270
Cummins, Inc.	700	101,304
Danaher Corp.	3,300	235,785
Deere & Co.	3,200	347,648
Dover Corp.	2,900	141,549
Eaton Corp.	2,000	167,120
Illinois Tool Works, Inc.	5,800	299,280
Ingersoll-Rand Co. Ltd. Class A	4,300	186,491
ITT Industries, Inc.	2,500	150,800
PACCAR, Inc.	3,475	255,065
Pall Corp.	1,700	64,600
Parker Hannifin Corp.	1,600	138,096
Terex Corp. (a)	1,400	100,464
		2,791,472
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	5,000	402,150
CSX Corp.	6,100	244,305
Norfolk Southern Corp.	5,500	278,300
Ryder System, Inc.	800	39,472
Union Pacific Corp.	3,800	385,890
		1,350,117
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	1,000	77,240
TOTAL INDUSTRIALS		19,364,001

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 2.6%
ADC Telecommunications Inc. (a)	1,657	27,738
Avaya, Inc. (a)	6,301	74,415
Ciena Corp. (a)	1,142	31,919
Cisco Systems, Inc. (a)	84,400	2,154,732
Corning, Inc. (a)	21,900	498,006
JDS Uniphase Corp. (a)	2,975	45,309
Juniper Networks, Inc. (a)	8,000	157,440
Motorola, Inc.	33,400	590,178
QUALCOMM, Inc.	23,100	985,446
Tellabs, Inc. (a)	6,100	60,390
		4,625,573
Computers & Peripherals - 3.7%
Apple Inc. (a)	12,000	1,114,920
Dell, Inc. (a)	31,700	735,757
EMC Corp. (a)	29,500	408,575
Hewlett-Packard Co.	37,400	1,501,236
International Business Machines Corp.	21,000	1,979,460
Lexmark International, Inc. Class A (a)	1,300	75,998
NCR Corp. (a)	2,500	119,425
Network Appliance, Inc. (a)	5,200	189,904
QLogic Corp. (a)	2,200	37,400
SanDisk Corp. (a)	3,200	140,160
Sun Microsystems, Inc. (a)	50,300	302,303
		6,605,138
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. (a)	5,600	188,664
Jabil Circuit, Inc.	2,600	55,666
Molex, Inc.	2,000	56,400
Sanmina-SCI Corporation (a)	7,400	26,788
Solectron Corp. (a)	12,600	39,690
Tektronix, Inc.	1,100	30,976
		398,184
Internet Software & Services - 1.4%
eBay, Inc. (a)	15,900	527,085
Google, Inc. Class A (a)	3,075	1,408,842
VeriSign, Inc. (a)	3,400	85,408
Yahoo!, Inc. (a)	17,100	535,059
		2,556,394
IT Services - 1.2%
Affiliated Computer Services, Inc. Class A (a)	1,400	82,432
Automatic Data Processing, Inc.	7,700	372,680
Cognizant Technology Solutions Corp. Class A (a)	2,000	176,540
Computer Sciences Corp. (a)	2,400	125,112
Convergys Corp. (a)	1,900	48,279
Electronic Data Systems Corp.	7,200	199,296
Fidelity National Information Services Inc.	2,300	104,558
First Data Corp.	10,547	283,714
Fiserv, Inc. (a)	2,400	127,344
Paychex, Inc.	4,700	177,989
Sabre Holdings Corp. Class A	1,900	62,225
The Western Union Co.	10,747	235,897
Unisys Corp. (a)	4,800	40,464
		2,036,530
Office Electronics - 0.1%
Xerox Corp. (a)	13,300	224,637
Semiconductor & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	7,800	101,868
Altera Corp. (a)	5,000	99,950
Analog Devices, Inc.	4,700	162,103
Applied Materials, Inc.	19,500	357,240
Broadcom Corp. Class A (a)	6,550	210,059
Intel Corp.	80,600	1,541,878
KLA-Tencor Corp.	2,800	149,296
Linear Technology Corp.	4,200	132,678
LSI Logic Corp. (a)	5,700	59,508
Maxim Integrated Products, Inc.	4,500	132,300
Micron Technology, Inc. (a)	10,500	126,840
National Semiconductor Corp.	4,000	96,560
Novellus Systems, Inc. (a)	1,800	57,636
NVIDIA Corp. (a)	5,000	143,900
PMC - Sierra, Inc. (a)	3,000	21,030
Teradyne, Inc. (a)	2,700	44,658
Texas Instruments, Inc.	20,200	608,020
Xilinx, Inc.	4,600	118,358
		4,163,882
Software - 3.3%
Adobe Systems, Inc. (a)	8,200	341,940
Autodesk, Inc. (a)	3,200	120,320
BMC Software, Inc. (a)	2,800	86,212
CA, Inc.	5,700	147,687
Citrix Systems, Inc. (a)	2,500	80,075
Compuware Corp. (a)	4,500	42,705
Electronic Arts, Inc. (a)	4,300	216,548
Intuit, Inc. (a)	4,800	131,328
Microsoft Corp.	120,400	3,355,548
Novell, Inc. (a)	4,700	33,934
Oracle Corp. (a)	55,700	1,009,841
Symantec Corp. (a)	12,894	223,066
		5,789,204
TOTAL INFORMATION TECHNOLOGY		26,399,542

MATERIALS - 3.1%
Chemicals - 1.6%
Air Products and Chemicals, Inc.	3,000	221,880
Ashland Inc.	800	52,480
E.I. du Pont de Nemours & Co.	12,900	637,647
Eastman Chemical Co.	1,200	75,996
Ecolab, Inc.	2,500	107,500
Hercules, Inc. (a)	1,600	31,264
International Flavors & Fragrances, Inc.	1,100	51,942
Monsanto Co.	7,586	416,927
PPG Industries, Inc.	2,300	161,713
Praxair, Inc.	4,500	283,320
Rohm & Haas Co.	2,000	103,440
Sigma-Aldrich Corp.	1,800	74,736
The Dow Chemical Co.	13,400	614,524
		2,833,369
Construction Materials - 0.1%
Vulcan Materials Co.	1,300	151,424
Containers & Packaging - 0.2%
Ball Corp.	1,400	64,190
Bemis Co., Inc	1,500	50,085
Pactiv Corp. (a)	1,900	64,106
Sealed Air Corp.	2,200	69,520
Temple-Inland, Inc.	1,500	89,610
		337,511
Metals & Mining - 0.9%
Alcoa, Inc.	12,100	410,190
Allegheny Technologies, Inc.	1,400	149,366
Freeport-McMoRan Copper & Gold, Inc. Class B	4,676	309,504
Newmont Mining Corp.	6,300	264,537
Nucor Corp.	4,200	273,546
United States Steel Corp.	1,700	168,589
		1,575,732
Paper & Forest Products - 0.3%
International Paper Co.	6,300	229,320
MeadWestvaco Corp.	2,500	77,100
Weyerhaeuser Co.	3,000	224,220
		530,640
TOTAL MATERIALS		5,428,676

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.1%
AT&T Inc.	87,278	3,441,371
CenturyTel, Inc.	1,600	72,304
Citizens Communications Co.	4,700	70,265
Embarq Corp.	2,151	121,209
Qwest Communications International, Inc. (a)	21,900	196,881
Verizon Communications, Inc.	40,700	1,543,344
Windstream Corp.	6,696	98,364
		5,543,738
Wireless Telecommunication Services - 0.6%
ALLTEL Corp.	5,000	310,000
Sprint Nextel Corp.	40,532	768,487
		1,078,487
TOTAL TELECOMMUNICATION SERVICES		6,622,225

UTILITIES - 3.7%
Electric Utilities - 1.9%
Allegheny Energy, Inc. (a)	2,300	113,022
American Electric Power Co., Inc.	5,500	268,125
Duke Energy Corp.	17,536	355,805
Edison International	4,600	225,998
Entergy Corp.	2,800	293,776
Exelon Corp.	9,400	645,874
FirstEnergy Corp.	4,500	298,080
FPL Group, Inc.	5,700	348,669
Pinnacle West Capital Corp.	1,400	67,550
PPL Corp.	5,400	220,860
Progress Energy, Inc.	3,600	181,584
The Southern Co.	10,500	384,825
		3,404,168
Gas Utilities - 0.1%
Nicor, Inc.	600	29,052
Questar Corp.	1,200	107,052
		136,104
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	2,500	217,375
Dynegy, Inc. Class A (a)	5,299	49,069
The AES Corp. (a)	9,300	200,136
TXU Corp.	6,400	410,240
		876,820
Multi-Utilities - 1.2%
Ameren Corp.	2,900	145,870
CenterPoint Energy, Inc.	4,500	80,730
CMS Energy Corp.	3,100	55,180
Consolidated Edison, Inc.	3,600	183,816
Dominion Resources Inc.	4,900	434,973
DTE Energy Co.	2,500	119,750
Integrys Energy Group, Inc.	1,012	56,176
KeySpan Corp.	2,500	102,875
NiSource, Inc.	3,800	92,872
PG&E Corp.	4,900	236,523
Public Service Enterprise Group, Inc.	3,500	290,640
Sempra Energy	3,700	225,737
TECO Energy, Inc.	2,900	49,909
Xcel Energy, Inc.	5,700	140,733
		2,215,784
TOTAL UTILITIES		6,632,876
TOTAL COMMON STOCKS (Cost $145,452,090)		$177,327,223

		Fair
EXCHANGE TRADED FUNDS - 0.2%	Shares	Value
Standard & Poor's Depository Receipts (SPDRs)	3,125	$443,750
TOTAL EXCHANGE TRADED FUNDS (Cost $432,953)		$443,750

	Face	Fair
SHORT-TERM NOTES - 0.1%	Amount	Value
Prudential Funding LLC
5.280%, 04/02/2007	$144,000	$143,979
TOTAL SHORT-TERM NOTES (Cost $143,979)		$143,979

Total Investments - 100.0% (Cost $146,029,022) (b)		177,914,952
Other Assets in Excess of Liabilities - 0.0%		14,501
Net Assets - 100.0%		$177,929,453

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - Blue Chip Portfolio
		Fair
COMMON STOCKS - 97.3%	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.6%
Magna International, Inc.	6,900	$518,259
Automobiles - 1.4%
Ford Motor Co.	58,100	458,409
Household Durables - 0.7%
Lennar Corp. Class A	5,600	236,376
Media - 3.3%
Gannett Co., Inc.	19,700	1,108,913
Specialty Retail - 3.7%
The Gap Inc.	32,000	550,720
The Home Depot, Inc.	18,600	683,364
		1,234,084
Textiles, Apparel & Luxury Goods - 2.2%
Jones Apparel Group, Inc.	23,700	728,301
TOTAL CONSUMER DISCRETIONARY		4,284,342

CONSUMER STAPLES - 9.9%
Beverages - 1.5%
The Coca-Cola Co.	10,200	489,600
Food Products - 8.4%
General Mills, Inc.	9,000	523,980
Kraft Foods, Inc. Class A	38,100	1,206,246
Sara Lee Corp.	31,800	538,056
Tyson Foods, Inc. Class A	28,200	547,362
		2,815,644
TOTAL CONSUMER STAPLES		3,305,244

ENERGY - 7.6%
Oil, Gas & Consumable Fuels - 7.6%
Apache Corp.	7,900	558,530
BP PLC - ADR	3,800	246,050
Chevron Corp.	11,700	865,332
Exxon Mobil Corp.	6,912	521,510
Total SA - ADR	5,000	348,900
TOTAL ENERGY		2,540,322

FINANCIALS - 22.9%
Capital Markets - 1.0%
Morgan Stanley	4,300	338,668
Commercial Banks - 2.9%
National City Corp.	4,800	178,800
Wachovia Corp.	14,000	770,700
		949,500
Diversified Financial Services - 6.8%
Bank of America Corp.	12,965	661,475
Citigroup, Inc.	31,533	1,618,904
		2,280,379
Insurance - 10.3%
ACE Ltd.	11,500	656,190
American International Group, Inc.	13,900	934,358
MBIA, Inc.	15,400	1,008,546
The Allstate Corp.	5,500	330,330
XL Capital Ltd. Class A	7,100	496,716
		3,426,140
Thrifts & Mortgage Finance - 1.9%
Freddie Mac	10,700	636,543
TOTAL FINANCIALS		7,631,230

HEALTH CARE - 15.0%
Biotechnology - 1.5%
Amgen, Inc. (a)	9,000	502,920
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	41,800	607,772
Health Care Providers & Services - 3.4%
Cardinal Health, Inc.	10,800	787,860
UnitedHealth Group, Inc.	6,200	328,414
		1,116,274
Pharmaceuticals - 8.3%
Forest Laboratories, Inc. Class A (a)	13,800	709,872
Johnson & Johnson	10,400	626,704
Pfizer, Inc.	29,700	750,222
Wyeth	13,900	695,417
		2,782,215
TOTAL HEALTH CARE		5,009,181

INDUSTRIALS - 5.2%
Aerospace & Defense - 3.5%
Northrop Grumman Corp.	9,756	724,090
United Technologies Corp.	6,900	448,500
		1,172,590
Building Products - 1.2%
Masco Corp.	14,700	402,780
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	2,600	167,076
TOTAL INDUSTRIALS		1,742,446

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 0.4%
Nortel Networks Corp. (a)	6,100	146,705
Computers & Peripherals - 8.4%
Dell, Inc. (a)	44,500	1,032,845
International Business Machines Corp.	13,300	1,253,658
Lexmark International, Inc. Class A (a)	8,800	514,448
		2,800,951
IT Services - 2.8%
Computer Sciences Corp. (a)	8,400	437,892
Fiserv, Inc. (a)	9,500	504,070
		941,962
Office Electronics - 2.0%
Xerox Corp. (a)	39,200	662,088
Semiconductor & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	24,600	450,672
TOTAL INFORMATION TECHNOLOGY		5,002,378

TELECOMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 6.1%
AT&T Inc.	17,100	674,253
Verizon Communications, Inc.	35,130	1,332,130
		2,006,383
Wireless Telecommunication Services - 2.7%
Sprint Nextel Corp.	47,700	904,392
TOTAL TELECOMMUNICATION SERVICES		2,910,775
TOTAL COMMON STOCKS (Cost $30,245,148)		$32,425,918

	Face	Fair
REPURCHASE AGREEMENTS - 3.1%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$1,044,000	$1,044,000
Repurchase price $1,044,357
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $1,064,884
TOTAL REPURCHASE AGREEMENTS (Cost $1,044,000)		$1,044,000

Total Investments - 100.4% (Cost $31,289,148) (b)		33,469,918
Liabilities in Excess of Other Assets - (0.4)%		(138,350)
Net Assets - 100.0%		$33,331,568

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - High Income Bond Portfolio
	Face	Fair
CORPORATE BONDS - 91.1%	Amount	Value
CONSUMER DISCRETIONARY - 28.4%
Auto Components - 1.0%
Cooper-Standard Automotive Inc.
8.375%, 12/15/2014	$175,000	$147,437
Hawk Corp.
8.750%, 11/01/2014	100,000	101,750
Stanadyne Holdings, Inc.
0.000% to 08/15/2009 then 12.000% 02/15/2015	125,000	96,875
Stanadyne Corp.
10.000%, 08/15/2014	125,000	129,375
Tenneco Automotive, Inc.
8.625%, 11/15/2014	100,000	104,750
United Components, Inc.
9.375%, 06/15/2013	275,000	286,000
		866,187
Automobiles - 1.0%
Ford Motor Co.
7.450%, 07/16/2031	300,000	233,625
General Motors Corp.
7.125%, 07/15/2013	75,000	70,312
7.400%, 09/01/2025	350,000	287,000
8.375%, 07/15/2033	225,000	203,063
		794,000
Distributors - 0.4%
Baker & Taylor Inc.
11.500%, 07/01/2013 (b)	300,000	313,500
Diversified Consumer Services - 1.0%
Education Management LLC
10.250%, 06/01/2016	375,000	408,750
Knowledge Learning Corp.
7.750%, 02/01/2015 (b)	425,000	419,688
		828,438
Hotels, Restaurants & Leisure - 7.8%
155 East Tropicana, LLC/155 East Tropicana Finance Corp.
8.750%, 04/01/2012	200,000	190,500
Boyd Gaming Corp.
8.750%, 04/15/2012	100,000	104,875
7.750%, 12/15/2012	50,000	51,875
7.125%, 02/01/2016	125,000	123,125
Caesars Entertainment, Inc.
8.125%, 05/15/2011	175,000	186,156
Dave & Busters, Inc.
11.250%, 03/15/2014	100,000	102,500
El Pollo Loco, Inc.
11.750%, 11/15/2013	125,000	138,125
Galaxy Entertainment Finance Co. Ltd.
9.875%, 12/15/2012 (b)	300,000	329,250
Gaylord Entertainment Co.
8.000%, 11/15/2013	75,000	77,156
6.750%, 11/15/2014	175,000	171,281
Great Canadian Gaming Corp.
7.250%, 02/15/2015 (b)	75,000	75,844
Herbst Gaming, Inc.
7.000%, 11/15/2014	325,000	315,250
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	325,000	333,937
Landry's Restaurants, Inc.
7.500%, 12/15/2014	200,000	198,000
Mandalay Resort Group
10.250%, 08/01/2007	175,000	178,062
9.375%, 02/15/2010	190,000	205,675
MGM Mirage Inc.
9.750%, 06/01/2007	150,000	151,500
6.000%, 10/01/2009	25,000	25,156
8.500%, 09/15/2010	75,000	80,531
8.375%, 02/01/2011	100,000	105,750
5.875%, 02/27/2014	500,000	467,500
MTR Gaming Group, Inc.
9.750%, 04/01/2010	100,000	104,750
9.000%, 06/01/2012	275,000	287,375
Penn National Gaming Inc.
6.750%, 03/01/2015	400,000	390,000
Royal Caribbean Cruises Ltd.
7.000%, 06/15/2013	75,000	77,874
7.250%, 06/15/2016	275,000	283,750
San Pasqual Casino Development Group
8.000%, 09/15/2013 (b)	125,000	129,219
Seminole Hard Rock Entertainment Inc./Seminole Hard Rock International LLC
7.848%, 03/15/2014 (b) (c)	175,000	179,375
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 05/01/2007	150,000	150,119
7.875%, 05/01/2012	75,000	80,683
Station Casinos, Inc.
6.000%, 04/01/2012	125,000	121,719
7.750%, 08/15/2016	175,000	180,469
Tunica-Biloxi Gaming Authority
9.000%, 11/15/2015 (b)	225,000	240,188
Universal City Development Partners, Ltd./UCDP Finance, Inc.
11.750%, 04/01/2010	200,000	212,750
Universal City Florida Holding Co. I/II
10.110%, 05/01/2010 (c)	50,000	51,813
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
6.625%, 12/01/2014	350,000	348,250
		6,450,382
Household Durables - 1.5%
American Greetings Corp.
7.375%, 06/01/2016	325,000	336,781
Da-Lite Screen Co, Inc.
9.500%, 05/15/2011	150,000	157,500
Jarden Corp.
7.500%, 05/01/2017	400,000	406,000
Norcraft Companies L.P.
9.000%, 11/01/2011	75,000	77,625
Norcraft Holdings L.P./Norcraft Capital Corp.
0.000% to 09/01/2008 then 9.750% 09/01/2012	200,000	181,000
Sealy Mattress Co.
8.250%, 06/15/2014	100,000	105,750
		1,264,656
Leisure Equipment & Products - 1.8%
Jostens Holding Corp.
0.000% to 12/01/2008 then 10.250% 12/01/2013	375,000	348,750
Jostens IH Corp.
7.625%, 10/01/2012	625,000	639,063
True Temper Sports, Inc.
8.375%, 09/15/2011	275,000	246,125
Visant Holding Corp.
8.750%, 12/01/2013	250,000	261,875
		1,495,813
Media - 11.8%
AAC Group Holding Corp.
0.000% to 10/01/2008 then 10.250% 10/01/2012	225,000	203,062
Advanstar Communications Inc.
12.000%, 02/15/2011	150,000	157,125
Advanstar, Inc.
15.000%, 10/15/2011	100,000	105,000
Affinity Group, Inc.
9.000%, 02/15/2012	175,000	180,687
American Achievement Group Holdings Corp.
12.750%, 10/01/2012	103,860	117,362
American Achievement Corp.
8.250%, 04/01/2012	100,000	102,500
CBD Media Holdings LLC/CBD Holdings Finance, Inc.
9.250%, 07/15/2012	200,000	210,500
CBD Media, Inc./CBD Finance Inc.
8.625%, 06/01/2011	200,000	206,500
CCH I LLC/CCH I Capital LLC
11.000%, 10/01/2015	78,000	81,315
CCH II LLC/CCH II Capital Corp.
10.250%, 10/01/2013	100,000	109,750
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.250%, 09/15/2010	525,000	556,500
Cinemark, Inc.
0.000% to 03/05/2009 then 9.750% 03/15/2014	275,000	253,000
CSC Holdings, Inc.
7.250%, 07/15/2008	150,000	152,812
8.125%, 08/15/2009	200,000	208,000
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/2012	130,000	142,512
Dex Media West LLC/Dex Media Finance Co.
9.875%, 08/15/2013	297,000	325,586
Dex Media, Inc.
0.000% to 11/15/2008 then 9.000% 11/15/2013	275,000	257,469
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
8.375%, 03/15/2013	146,000	154,577
6.375%, 06/15/2015	200,000	191,000
EchoStar DBS Corp.
5.750%, 10/01/2008	200,000	200,750
6.625%, 10/01/2014	325,000	327,844
Idearc, Inc.
8.000%, 11/15/2016 (b)	450,000	465,187
Intelsat Bermuda Ltd.
8.872%, 01/15/2015 (b) (c)	275,000	281,875
11.250%, 06/15/2016 (b)	625,000	712,500
Intelsat Intermediate Holding Co., Ltd.
0.000% to 02/01/2010 then 9.250% 02/01/2015	675,000	563,625
Intelsat Subsidiary Holding Co. Ltd.
8.625%, 01/15/2015	75,000	80,625
Kabel Deutschland GmbH
10.625%, 07/01/2014	525,000	588,000
Lamar Media Corp.
7.250%, 01/01/2013	50,000	50,875
6.625%, 08/15/2015	125,000	122,500
6.625%, 08/15/2015	275,000	269,500
LodgeNet Entertainment Corp.
9.500%, 06/15/2013	75,000	81,959
MediMedia USA Inc.
11.375%, 11/15/2014 (b)	100,000	105,625
PanAmSat Corp.
9.000%, 08/15/2014	82,000	89,175
Quebecor Media, Inc.
7.750%, 03/15/2016	225,000	232,313
R.H. Donnelley Finance Corp.
10.875%, 12/15/2012	100,000	108,500
6.875%, 01/15/2013	375,000	366,563
8.875%, 01/15/2016	150,000	160,125
Rainbow National Services LLC
10.375%, 09/01/2014 (b)	175,000	196,656
Sirius Satellite Radio Inc.
9.625%, 08/01/2013	125,000	126,094
The Reader's Digest Association, Inc.
9.000%, 02/15/2017 (b)	175,000	169,313
Umbrella Acquisition, Inc.
9.750%, 03/15/2015 (b)	75,000	75,094
Videotron Ltee
6.375%, 12/15/2015	100,000	98,750
WDAC Subsidiary Corp.
8.375%, 12/01/2014 (b)	400,000	415,000
XM Satellite Radio Inc./XM Satellite Radio Holdings Inc.
9.750%, 05/01/2014	125,000	126,719
		9,730,424
Specialty Retail - 2.0%
Affinity Group, Inc.
10.875%, 02/15/2012	213,862	217,070
AutoNation, Inc.
7.360%, 04/15/2013 (c)	300,000	304,500
7.000%, 04/15/2014	50,000	50,750
FTD, Inc.
7.750%, 02/15/2014	250,000	253,125
NBC Acquisition Corp.
0.000% to 03/15/2008 then 11.000% 03/15/2013	275,000	242,344
Nebraska Book Co., Inc.
8.625%, 03/15/2012	325,000	329,062
United Auto Group, Inc.
7.750%, 12/15/2016 (b)	275,000	279,125
		1,675,976
Textiles, Apparel & Luxury Goods - 0.1%
The Warnaco Group, Inc.
8.875%, 06/15/2013	100,000	106,625
TOTAL CONSUMER DISCRETIONARY		23,526,001

CONSUMER STAPLES - 7.3%
Beverages - 0.7%
Constellation Brands, Inc.
8.000%, 02/15/2008	75,000	76,492
7.250%, 09/01/2016	175,000	178,063
Cott Beverages, Inc.
8.000%, 12/15/2011	325,000	333,125
		587,680
Food & Staples Retailing - 0.7%
Couche-Tard U.S. L.P./Couche-Tard Finance Corp.
7.500%, 12/15/2013	375,000	387,188
General Nutrition Centers, Inc.
9.796%, 03/15/2014 (b) (c)	200,000	197,000
		584,188
Food Products - 4.3%
ASG Consolidated LLC/ASG Finance Inc.
0.000% to 11/01/2008 then 11.500% 11/01/2011	300,000	273,000
B&G Foods Holding Corp.
8.000%, 10/01/2011	400,000	407,000
Dean Foods Co.
7.000%, 06/01/2016	350,000	353,062
Del Monte Corp.
6.750%, 02/15/2015	450,000	447,187
Eurofresh, Inc.
11.500%, 01/15/2013 (b)	200,000	197,000
Michael Foods, Inc.
8.000%, 11/15/2013	475,000	484,500
Nutro Products Inc.
10.750%, 04/15/2014 (b)	225,000	244,125
Pierre Foods, Inc.
9.875%, 07/15/2012	300,000	312,000
Pinnacle Foods Finance LLC
9.250%, 04/01/2015 (b)	200,000	197,500
10.625%, 04/01/2017 (b)	200,000	197,750
Reddy Ice Holdings, Inc.
0.000% to 11/01/2008 then 10.500% 11/01/2012	225,000	205,875
Smithfield Foods, Inc.
8.000%, 10/15/2009	100,000	104,750
7.750%, 05/15/2013	125,000	129,688
		3,553,437
Household Products - 0.6%
Church & Dwight Co., Inc./Church & Dwight Co.
6.000%, 12/15/2012	350,000	343,000
Spectrum Brands, Inc.
7.375%, 02/01/2015	183,000	147,315
		490,315
Personal Products - 0.5%
Playtex Products, Inc.
9.375%, 06/01/2011	375,000	389,531
Tobacco - 0.5%
Reynolds American Inc.
7.750%, 06/01/2018	400,000	433,603
TOTAL CONSUMER STAPLES		6,038,754

ENERGY - 7.8%
Energy Equipment & Services - 0.9%
Basic Energy Services, Inc.
7.125%, 04/15/2016	325,000	318,500
CGG-Veritas
7.750%, 05/15/2017	225,000	235,688
Complete Production Services Inc.
8.000%, 12/15/2016 (b)	150,000	154,500
Grant Prideco, Inc.
6.125%, 08/15/2015	50,000	49,875
		758,563
Oil, Gas & Consumable Fuels - 6.9%
Chesapeake Energy Corp.
7.500%, 09/15/2013	175,000	183,750
6.875%, 11/15/2020	450,000	450,000
El Paso Production Holding Co.
7.750%, 06/01/2013	500,000	525,000
El Paso Corp.
7.800%, 08/01/2031	225,000	249,750
Hilcorp Energy I LP/Hilcorp Finance Co.
7.750%, 11/01/2015 (b)	125,000	123,437
9.000%, 06/01/2016 (b)	250,000	266,250
Holly Energy Partners L.P.
6.250%, 03/01/2015	325,000	312,000
Inergy L.P./Inergy Finance Corp.
6.875%, 12/15/2014	400,000	396,000
Pacific Energy Partners L.P./Pacific Energy Finance Corp.
7.125%, 06/15/2014	100,000	104,545
6.250%, 09/15/2015	100,000	100,158
Pioneer Natural Resources Co.
6.875%, 05/01/2018	300,000	296,360
Plains Exploration & Production Co.
7.000%, 03/15/2017	125,000	126,250
Range Resources Corp.
7.375%, 07/15/2013	125,000	128,281
6.375%, 03/15/2015	100,000	99,000
7.500%, 05/15/2016	150,000	155,250
Regency Energy Partners LP/Regency Energy Finance Corp.
8.375%, 12/15/2013 (b)	250,000	256,250
Southern Star Central Corp.
6.750%, 03/01/2016	225,000	226,125
Tennessee Gas Pipeline Co.
8.375%, 06/15/2032	560,000	692,746
Transcontinental Gas Pipe Line Corp.
8.875%, 07/15/2012	50,000	57,125
6.400%, 04/15/2016	175,000	181,344
Williams Cos., Inc.
7.625%, 07/15/2019	450,000	491,625
7.875%, 09/01/2021	250,000	276,250
		5,697,496
TOTAL ENERGY		6,456,059

FINANCIALS - 4.6%
Consumer Finance - 2.6%
Ford Motor Credit Co.
9.875%, 08/10/2011	125,000	132,492
7.250%, 10/25/2011	375,000	364,810
8.110%, 01/13/2012 (c)	375,000	367,002
8.000%, 12/15/2016	225,000	216,862
GMAC LLC
6.875%, 09/15/2011	475,000	475,910
8.000%, 11/01/2031	575,000	618,200
		2,175,276
Real Estate Investment Trusts - 1.5%
Host Hotels & Resorts LP
6.875%, 11/01/2014	150,000	153,000
Host Marriott L.P.
7.125%, 11/01/2013	200,000	205,500
6.375%, 03/15/2015	175,000	174,562
6.750%, 06/01/2016	100,000	101,250
Ventas Realty L.P./Ventas Capital Corp.
6.625%, 10/15/2014	175,000	179,375
7.125%, 06/01/2015	175,000	184,188
6.500%, 06/01/2016	75,000	77,156
6.750%, 04/01/2017	125,000	130,000
		1,205,031
Real Estate Management & Development - 0.5%
American Real Estate Partners, L.P./American Real Estate Finance Corp.
7.125%, 02/15/2013	250,000	248,125
HRP Myrtle Beach Operations LLC/HRP Myrtle Beach Capital Corp.
10.120%, 04/01/2012 (b) (c)	150,000	151,500
		399,625
TOTAL FINANCIALS		3,779,932

HEALTH CARE - 7.7%
Health Care Equipment & Supplies - 1.6%
Accellent, Inc.
10.500%, 12/01/2013	250,000	260,000
Advanced Medical Optics, Inc.
7.500%, 05/01/2017 (b)	75,000	75,938
CDRV Investors, Inc.
0.000% to 01/01/2010 then 9.625% 01/01/2015	700,000	605,500
VWR International, Inc.
8.000%, 04/15/2014	375,000	392,813
		1,334,251
Health Care Providers & Services - 5.3%
AmeriPath Intermediate Holdings, Inc.
10.650%, 02/15/2014 (b) (c)	175,000	175,875
AmeriPath, Inc.
10.500%, 04/01/2013	400,000	430,000
AMR HoldCo, Inc./EmCare Holdco, Inc.
10.000%, 02/15/2015	200,000	221,000
Concentra Operating Corp.
9.500%, 08/15/2010	100,000	106,000
CRC Health Corp.
10.750%, 02/01/2016	275,000	302,500
HCA, Inc.
6.375%, 01/15/2015	250,000	214,062
9.250%, 11/15/2016 (b)	475,000	513,594
9.625%, 11/15/2016 (b)	775,000	838,937
7.500%, 11/06/2033	225,000	192,937
National Mentor Holdings, Inc.
11.250%, 07/01/2014	300,000	329,250
Omnicare, Inc.
6.875%, 12/15/2015	225,000	228,094
Psychiatric Solutions, Inc.
7.750%, 07/15/2015	250,000	255,000
Vanguard Health Holding Co. I,LLC
9.000%, 10/01/2014	250,000	254,375
Yankee Acquisition Corp.
8.500%, 02/15/2015 (b)	75,000	76,313
9.750%, 02/15/2017 (b)	275,000	279,813
		4,417,750
Life Sciences Tools & Services - 0.6%
Bio-Rad Laboratories, Inc.
6.125%, 12/15/2014	275,000	268,125
Fisher Scientific International, Inc.
6.125%, 07/01/2015	225,000	225,835
		493,960
Pharmaceuticals - 0.2%
Leiner Health Products Inc.
11.000%, 06/01/2012	125,000	125,000
TOTAL HEALTH CARE		6,370,961

INDUSTRIALS - 10.8%
Aerospace & Defense - 2.1%
Alliant Techsystems, Inc.
6.750%, 04/01/2016	300,000	301,500
DRS Technologies, Inc.
6.625%, 02/01/2016	200,000	203,000
Hawker Beechcraft Acquisition Co.
8.875%, 04/01/2015 (b)	275,000	284,969
9.750%, 04/01/2017 (b)	100,000	104,750
K & F Acquisition, Inc.
7.750%, 11/15/2014	150,000	160,125
L-3 Communications Corp.
6.125%, 01/15/2014	350,000	345,625
5.875%, 01/15/2015	100,000	97,625
6.375%, 10/15/2015	225,000	224,156
		1,721,750
Building Products - 0.7%
Collins & Aikman Floorcoverings, Inc.
9.750%, 02/15/2010	100,000	102,250
Goodman Global Holdings, Inc.
8.360%, 06/15/2012 (c)	35,000	35,350
7.875%, 12/15/2012	75,000	75,750
Nortek, Inc.
8.500%, 09/01/2014	50,000	48,875
NTK Holdings, Inc.
0.000% to 09/01/2009 then 10.750% 03/01/2014	75,000	54,750
Panolam Industries International, Inc.
10.750%, 10/01/2013 (b)	250,000	270,000
		586,975
Commercial Services & Supplies - 4.0%
Allied Waste North America, Inc.
7.125%, 05/15/2016	725,000	741,312
ARAMARK Corp.
8.500%, 02/01/2015 (b)	150,000	156,750
8.860%, 02/01/2015 (b) (c)	250,000	258,125
Clean Harbors, Inc.
11.250%, 07/15/2012	65,000	72,641
Danka Business Systems PLC
11.000%, 06/15/2010	50,000	52,375
Global Cash Access LLC/Global Cash Finance Corp.
8.750%, 03/15/2012	81,000	85,253
Insurance Auto Auctions, Inc.
11.000%, 04/01/2013	225,000	261,000
Mobile Services Group, Inc.
9.750%, 08/01/2014 (b)	175,000	185,938
Norcross Safety Products LLC/Norcross Capital Corp.
9.875%, 08/15/2011	100,000	106,500
Rental Services Corp.
9.500%, 12/01/2014 (b)	200,000	214,000
Safety Products Holdings, Inc.
11.750%, 01/01/2012	183,074	195,889
SGS International, Inc.
12.000%, 12/15/2013	350,000	372,750
West Corp.
9.500%, 10/15/2014 (b)	175,000	182,000
11.000%, 10/15/2016 (b)	400,000	424,000
		3,308,533
Electrical Equipment - 1.2%
Baldor Electric Co.
8.625%, 02/15/2017	175,000	185,937
Belden CDT, Inc.
7.000%, 03/15/2017 (b)	125,000	128,128
General Cable Corp.
7.725%, 04/01/2015 (b) (c)	250,000	251,250
7.125%, 04/01/2017 (b)	100,000	101,125
Sensus Metering Systems Inc.
8.625%, 12/15/2013	125,000	127,188
Superior Essex Communications LLC/Essex Group Inc.
9.000%, 04/15/2012	175,000	181,563
		975,191
Machinery - 1.1%
ALH Finance LLC/ALH Finance Corp.
8.500%, 01/15/2013	375,000	375,937
Case New Holland Inc.
9.250%, 08/01/2011	250,000	263,750
Esco Corp.
8.625%, 12/15/2013 (b)	50,000	53,250
9.230%, 12/15/2013 (b) (c)	75,000	78,375
Valmont Industries, Inc.
6.875%, 05/01/2014	125,000	126,094
		897,406
Marine - 0.3%
Stena AB
7.000%, 12/01/2016	225,000	223,875
Road & Rail - 0.8%
Hertz Corp.
8.875%, 01/01/2014	400,000	433,000
10.500%, 01/01/2016	225,000	257,625
		690,625
Trading Companies & Distributors - 0.6%
American Tire Distributors Holdings Inc.
10.750%, 04/01/2013	150,000	151,500
Interline Brands, Inc.
8.125%, 06/15/2014	300,000	311,250
TransDigm, Inc.
7.750%, 07/15/2014 (b)	75,000	77,812
		540,562
TOTAL INDUSTRIALS		8,944,917

INFORMATION TECHNOLOGY - 4.6%
Computers & Peripherals - 0.4%
Seagate Technology HDD Holdings
6.800%, 10/01/2016	225,000	227,250
Smart Modular Technologies (WWH), Inc.
10.860%, 04/01/2012 (c)	114,000	120,555
		347,805
IT Services - 1.4%
CompuCom Systems, Inc.
12.000%, 11/01/2014 (b)	200,000	214,500
iPayment, Inc.
9.750%, 05/15/2014	225,000	231,750
SunGard Data Systems, Inc.
9.125%, 08/15/2013	200,000	215,500
10.250%, 08/15/2015	450,000	493,313
		1,155,063
Office Electronics - 0.6%
Xerox Corp.
9.750%, 01/15/2009	175,000	188,551
7.625%, 06/15/2013	100,000	105,375
6.400%, 03/15/2016	200,000	206,705
		500,631
Semiconductor & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc.
8.875%, 12/15/2014 (b)	175,000	176,094
MagnaChip Semiconductor S.A.
8.000%, 12/15/2014	150,000	94,125
		270,219
Software - 1.9%
Activant Solutions, Inc.
9.500%, 05/01/2016	400,000	396,000
Open Solutions, Inc.
9.750%, 02/01/2015 (b)	350,000	362,250
Serena Software, Inc.
10.375%, 03/15/2016	275,000	298,375
SS&C Technologies, Inc.
11.750%, 12/01/2013	275,000	308,687
UGS Corp.
10.000%, 06/01/2012	200,000	219,750
		1,585,062
TOTAL INFORMATION TECHNOLOGY		3,858,780

MATERIALS - 9.9%
Chemicals - 5.3%
Basell AF SCA
8.375%, 08/15/2015 (b)	425,000	445,188
BCP Crystal US Holdings Corp.
9.625%, 06/15/2014	150,000	171,138
Chemtura Corp.
6.875%, 06/01/2016	250,000	243,125
Crystal US Holdings 3 LLC/Crystal US Sub3 Corp.
0.000% to 10/01/2009 then 10.500% 10/01/2014	535,000	499,556
Equistar Chemicals L.P./Equistar Funding Corp.
10.125%, 09/01/2008	125,000	132,187
8.750%, 02/15/2009	100,000	104,750
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
9.750%, 11/15/2014 (b)	450,000	474,187
Invista
9.250%, 05/01/2012 (b)	275,000	294,250
Koppers Inc.
9.875%, 10/15/2013	251,000	273,590
Lyondell Chemical Co.
8.250%, 09/15/2016	375,000	403,125
Nalco Financial Holdings LLC/Nalco Finance Holdings Inc.
0.000% to 02/01/2009 then 9.000% 02/01/2014	66,000	58,410
Nalco Co.
7.750%, 11/15/2011	150,000	154,500
8.875%, 11/15/2013	225,000	240,188
PQ Corp.
7.500%, 02/15/2013	250,000	253,750
Terra Capital, Inc.
7.000%, 02/01/2017 (b)	250,000	250,000
The Mosaic Co.
7.375%, 12/01/2014 (b)	75,000	78,562
7.625%, 12/01/2016 (b)	175,000	185,500
Union Carbide Chemical & Plastics Co, Inc.
7.875%, 04/01/2023	100,000	110,151
Union Carbide Corp.
7.500%, 06/01/2025	50,000	53,857
		4,426,014
Construction Materials - 0.2%
Texas Industries, Inc.
7.250%, 07/15/2013	150,000	155,250
Containers & Packaging - 2.7%
Ball Corp.
6.625%, 03/15/2018	350,000	348,687
Berry Plastic Holdings Corp.
8.875%, 09/15/2014	375,000	385,313
Crown Americas LLC/Crown Americas Capital Corp.
7.750%, 11/15/2015	375,000	391,875
Graphic Packaging International Corp.
9.500%, 08/15/2013	350,000	374,063
Jefferson Smurfit Corp.
8.250%, 10/01/2012	108,000	108,540
Owens-Brockway Glass Container Inc.
8.250%, 05/15/2013	150,000	157,125
6.750%, 12/01/2014	125,000	124,375
Owens-Illinois, Inc.
8.100%, 05/15/2007	125,000	125,625
Plastipak Holdings, Inc.
8.500%, 12/15/2015 (b)	75,000	79,875
Russell-Stanley Holdings, Inc.
9.000%, 11/30/2008 (Acquired 11/20/2001 through 05/30/2005, Cost $4,474) (a) (b) (d) (e) (f)	3,643	423
Smurfit Kappa Funding plc
9.625%, 10/01/2012	92,000	98,210
		2,194,111
Metals & Mining - 1.2%
Aleris International, Inc.
9.000%, 12/15/2014 (b)	175,000	185,500
10.000%, 12/15/2016 (b)	125,000	131,250
Compass Minerals International, Inc.
0.000% to 12/15/2007 then 12.750% 12/15/2012	50,000	50,500
0.000% to 06/01/2008 then 12.000% 06/01/2013	100,000	97,750
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	250,000	270,937
Novelis, Inc.
7.250%, 02/15/2015	200,000	212,500
		948,437
Paper & Forest Products - 0.5%
Abitibi-Consolidated Company of Canada
8.375%, 04/01/2015	125,000	118,125
NewPage Corp.
12.000%, 05/01/2013	300,000	327,000
		445,125
TOTAL MATERIALS		8,168,937

TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 2.2%
Citizens Communications Co.
6.250%, 01/15/2013	200,000	199,500
9.000%, 08/15/2031	100,000	110,000
Qwest Corp.
8.875%, 03/15/2012	1,000,000	1,110,000
Valor Telecommunications Enterprises, LLC/Valor Telecommunications Finance Corp.
7.750%, 02/15/2015	100,000	108,250
Windstream Corp.
8.625%, 08/01/2016	300,000	329,625
		1,857,375
Wireless Telecommunication Services - 2.9%
Centennial Communications Corp.
10.000%, 01/01/2013	125,000	135,469
11.100%, 07/01/2007(c)	275,000	290,812
Cricket Communications,Inc./Leap Wireless International Inc.
9.375%, 11/01/2014 (b)	125,000	133,125
Digicel Group Ltd.
9.125%, 01/15/2015 (b)	175,000	168,000
Digicel Ltd.
9.250%, 09/01/2012 (b)	200,000	212,000
MetroPCS Wireless, Inc.
9.250%, 11/01/2014 (b)	200,000	212,500
Nextel Communications, Inc.
7.375%, 08/01/2015	275,000	284,694
Rogers Wireless Inc.
8.048%, 12/15/2010 (c)	200,000	204,500
8.000%, 12/15/2012	100,000	106,500
6.375%, 03/01/2014	500,000	515,000
US Unwired, Inc.
10.000%, 06/15/2012	100,000	109,229
		2,371,829
TOTAL TELECOMMUNICATION SERVICES		4,229,204

UTILITIES - 4.9%
Electric Utilities - 2.4%
Edison Mission Energy
7.730%, 06/15/2009	550,000	572,000
7.750%, 06/15/2016	225,000	235,687
Nevada Power Co.
6.500%, 04/15/2012	200,000	209,067
9.000%, 08/15/2013	114,000	123,566
5.875%, 01/15/2015	50,000	50,664
6.500%, 05/15/2018	175,000	183,606
PSEG Energy Holdings Inc.
10.000%, 10/01/2009	325,000	356,281
Sierra Pacific Resources
6.750%, 08/15/2017	275,000	282,095
		2,012,966
Gas Utilities - 0.7%
AmeriGas Partners L.P.
7.250%, 05/20/2015	150,000	152,250
7.125%, 05/20/2016	250,000	251,875
SEMCO Energy, Inc.
7.125%, 05/15/2008	175,000	177,233
		581,358
Independent Power Producers & Energy Traders - 1.2%
NRG Energy, Inc.
7.250%, 02/01/2014	75,000	77,063
7.375%, 01/15/2017	200,000	205,750
7.375%, 02/01/2016	450,000	463,500
TXU Corp.
5.550%, 11/15/2014	275,000	244,936
		991,249
Multi-Utilities - 0.6%
CMS Energy Corp.
7.500%, 01/15/2009	200,000	206,250
FPL Energy National Wind Portfolio
6.125%, 03/25/2019 (b)	87,614	85,552
NorthWestern Corp.
5.875%, 11/01/2014	150,000	148,192
TECO Energy, Inc.
6.750%, 05/01/2015	50,000	52,812
		492,806
TOTAL UTILITIES		4,078,379
TOTAL CORPORATE BONDS (Cost $72,930,525)		$75,451,924

		Fair
COMMON STOCKS - 0.0%	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Virgin Media, Inc.	507	$12,802
TOTAL CONSUMER DISCRETIONARY		12,802

MATERIALS - 0.0%
Chemicals - 0.0%
General Chemical Industrial Products, Inc. (Acquired 06/24/2004, Cost $19,773) (a) (e) (f)	17	24,494
TOTAL MATERIALS		24,494
TOTAL COMMON STOCKS (Cost $23,413)		$37,296

		Fair
WARRANTS - 0.0%	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
XM Satellite Radio, Inc.
Expiration: March 2010, Exercise Price: $45.24 (a)	50	$302
TOTAL CONSUMER DISCRETIONARY		302

INDUSTRIALS - 0.0%
Building Products - 0.0%
ACP Holding Co.
Expiration: September 2013, Exercise Price: $0.01 (Acquired 10/09/2003, Cost $0) (a) (b) (e)	9,945	15,166
TOTAL INDUSTRIALS		15,166

MATERIALS - 0.0%
Chemicals - 0.0%
General Chemical Industrial Products, Inc.
Expiration: June 2010, Exercise Price: $195.43 (Acquired 06/24/2004; Cost $11,435) (a) (e) (f)	10	12,454
Expiration: June 2010, Exercise Price: $376.02 (Acquired 06/24/2004; Cost $8,472) (a) (e) (f)	7	7,454
		19,908
Containers & Packaging - 0.0%
MDP Acquisitions plc
Expiration: October 2013, Exercise Price: .001€ (Acquired 05/05/2003; Cost $0) (a) (b) (e) (f)	50	775
TOTAL MATERIALS		20,683
TOTAL WARRANTS (Cost $19,907)		$36,151

	Face	Fair
CREDIT-LINKED TRUST CERTIFICATES - 1.3%	Amount	Value
Dow Jones CDX High Yield Pass through Certificates Series 2005-T3
8.250%, 12/29/2010 (b)	$1,000,000	$1,042,500
TOTAL CREDIT-LINKED TRUST CERTIFICATES (Cost $995,000)		$1,042,500

	Face	Fair
REPURCHASE AGREEMENTS - 6.4%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$5,278,000	$5,278,000
Repurchase price $5,279,803
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $5,383,579
TOTAL REPURCHASE AGREEMENTS (Cost $5,278,000)		$5,278,000

Total Investments - 98.8% (Cost $79,246,845) (g)		81,845,871
Other Assets in Excess of Liabilities - 1.2%		981,936
Net Assets - 100.0%		$82,827,807

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2007, the value of these securities totaled $15,850,890 or 19.1% of the Portfolio's net assets. Unless otherwise noted by (e) below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Security is a variable rate instrument in which the coupon rate is adjusted quarterly or semi-annually in concert with U.S. LIBOR.
Interest rates stated are those in effect at March 31, 2007.
(d) Represents a security that is in default.
(e) Represents a security deemed to be illiquid. At March 31, 2007, the value of illiquid securities in the Portfolio totaled $60,766 or 0.1% of the Portfolio's net assets.
(f) Market quotations for these investments were not readily available at March 31, 2007. As discussed in Note 2 of the
Notes to Schedule of Investments, prices for theses issues were derived from estimates of fair market value using methods determined in good faith by the Fund's Pricing Committee under the supervision of the Board. At March 31, 2007, the value of these securities totaled $45,600 or 0.1% of the Portfolio's net assets.
(g) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - Capital Growth Portfolio
		Fair
COMMON STOCKS - 96.4%	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Hotels, Restaurants & Leisure - 2.5%
Red Robin Gourmet Burgers, Inc. (a)	7,870	$305,513
Vail Resorts, Inc. (a)	9,975	541,942
		847,455
Household Durables - 3.0%
Universal Electronics, Inc. (a)	37,445	1,043,218
Internet & Catalog Retail - 0.3%
U.S. Auto Parts Network, Inc. (a)	16,120	86,564
Leisure Equipment & Products - 1.0%
Pool Corporation	9,760	349,408
Media - 1.2%
Entravision Communications Corp. Class A (a)	43,215	403,628
Specialty Retail - 4.3%
Build-A-Bear Workshop (a)	23,865	655,572
Genesco, Inc. (a)	20,095	834,545
		1,490,117
Textiles, Apparel & Luxury Goods - 3.7%
Carter's, Inc. (a)	16,060	406,961
Volcom, Inc. (a)	25,245	867,418
		1,274,379
TOTAL CONSUMER DISCRETIONARY		5,494,769

ENERGY - 5.5%
Energy Equipment & Services - 4.9%
Core Laboratories N.V. (a)	4,640	388,971
Oceaneering International, Inc. (a)	5,965	251,246
TETRA Technologies, Inc. (a)	23,139	571,765
Unit Corp. (a)	9,665	488,952
		1,700,934
Oil, Gas & Consumable Fuels - 0.6%
Edge Petroleum Corp. (a)	15,440	193,309
TOTAL ENERGY		1,894,243

FINANCIALS - 8.8%
Capital Markets - 3.0%
Cowen Group, Inc. (a)	17,710	294,694
Investment Technology Group, Inc. (a)	9,205	360,836
Lazard Ltd. Class A	7,280	365,310
		1,020,840
Commercial Banks - 0.4%
Boston Private Financial Holdings, Inc.	5,250	146,580
Consumer Finance - 2.3%
Cash America International, Inc.	19,495	799,295
Insurance - 3.1%
American Safety Insurance Holdings Ltd. (a)	8,735	166,489
First Mercury Financial Corp. (a)	11,085	227,797
Philadelphia Consolidated Holding Co. (a)	15,000	659,850
		1,054,136
TOTAL FINANCIALS		3,020,851

HEALTH CARE - 17.8%
Biotechnology - 1.3%
Cubist Pharmaceuticals, Inc. (a)	9,615	212,203
Myriad Genetics, Inc. (a)	6,215	214,169
		426,372
Health Care Equipment & Supplies - 8.6%
American Medical Systems Holdings, Inc. (a)	40,475	856,856
Arrow International, Inc.	17,010	547,042
Cutera, Inc. (a)	11,865	429,394
DJO Inc. (a)	6,790	257,341
Respironics, Inc. (a)	14,750	619,352
Thoratec Corp. (a)	11,590	242,231
		2,952,216
Health Care Providers & Services - 3.8%
Animal Health International Inc. (a)	14,680	177,481
Centene Corp. (a)	13,625	285,989
Horizon Health Corp. (a)	22,315	436,258
Matria Healthcare, Inc. (a)	15,365	405,022
		1,304,750
Health Care Technology - 3.2%
Eclipsys Corp. (a)	38,900	749,603
Vital Images, Inc. (a)	10,450	347,567
		1,097,170
Life Sciences Tools & Services - 0.9%
ICON plc - ADR (a)	7,520	320,352
TOTAL HEALTH CARE		6,100,860

INDUSTRIALS - 16.5%
Commercial Services & Supplies - 6.5%
Corrections Corp. of America (a)	13,567	716,473
School Specialty, Inc. (a)	12,445	449,389
The GEO Group Inc. (a)	4,430	200,768
Waste Connections, Inc. (a)	28,593	856,074
		2,222,704
Construction & Engineering - 1.0%
Infrasource Services, Inc. (a)	11,010	336,135
Electrical Equipment - 1.8%
General Cable Corp. (a)	11,490	613,911
Machinery - 5.7%
Actuant Corp. Class A	8,035	408,258
Bucyrus International, Inc. Class A	17,422	897,233
Titan International, Inc.	26,415	669,092
		1,974,583
Trading Companies & Distributors - 1.5%
UAP Holding Corp.	19,935	515,320
TOTAL INDUSTRIALS		5,662,653

INFORMATION TECHNOLOGY - 25.4%
Communications Equipment - 1.7%
EMS Technologies, Inc. (a)	16,570	319,304
Ixia (a)	29,200	271,560
		590,864
Computers & Peripherals - 1.3%
Avid Technology, Inc. (a)	12,595	439,313
Electronic Equipment & Instruments - 7.4%
Coherent, Inc. (a)	27,685	878,722
Daktronics, Inc.	6,500	178,360
Dolby Laboratories, Inc. Class A (a)	15,080	520,411
OYO Geospace Corp. (a)	13,505	957,774
		2,535,267
Internet Software & Services - 2.7%
CNET Networks, Inc. (a)	51,210	446,039
Internet Capital Group, Inc. (a)	24,230	259,261
Switch & Data Facilities Co. (a)	11,340	205,481
		910,781
IT Services - 2.2%
Global Cash Access Holdings, Inc. (a)	45,995	767,657
Semiconductor & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. (a)	25,690	540,518
Eagle Test Systems, Inc. (a)	13,985	232,710
Trident Microsystems, Inc. (a)	15,885	318,653
		1,091,881
Software - 7.0%
ANSYS, Inc. (a)	13,610	690,980
FactSet Research Systems, Inc.	7,942	499,155
Netsmart Technologies, Inc. (a)	20,175	331,677
Quality Systems, Inc.	10,410	416,400
The9 Ltd. - ADR (a)	13,280	448,067
		2,386,279
TOTAL INFORMATION TECHNOLOGY		8,722,042

MATERIALS - 6.4%
Chemicals - 3.4%
Quaker Chemical Corp.	5,980	142,384
Terra Industries, Inc. (a)	59,280	1,037,400
		1,179,784
Construction Materials - 1.7%
Texas Industries, Inc.	7,595	573,650
Metals & Mining - 1.3%
Claymont Steel Holdings, Inc. (a)	14,110	281,213
Northwest Pipe Co. (a)	3,810	151,752
		432,965
TOTAL MATERIALS		2,186,399
TOTAL COMMON STOCKS (Cost $24,628,985)		$33,081,817

	Face	Fair
REPURCHASE AGREEMENTS - 3.7%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$1,289,000	$1,289,000
Repurchase price $1,289,440
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $1,314,785
TOTAL REPURCHASE AGREEMENTS (Cost $1,289,000)		$1,289,000

Total Investments - 100.1% (Cost $25,917,985) (b)		34,370,817
Liabilities in Excess of Other Assets - (0.1)%		(42,812)
Net Assets - 100.0%		$34,328,005

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - Nasdaq-100 Index Portfolio
		Fair
COMMON STOCKS - 96.4%	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (a)	5,125	$224,987
Hotels, Restaurants & Leisure - 2.7%
Starbucks Corp. (a)	30,575	958,832
Wynn Resorts Ltd.	3,250	308,295
		1,267,127
Household Durables - 0.7%
Garmin Ltd.	5,875	318,131
Internet & Catalog Retail - 2.8%
Amazon.com Inc. (a)	8,075	321,304
Expedia, Inc. (a)	8,750	202,825
IAC/InterActiveCorp (a)	8,702	328,152
Liberty Media Corp. - Interactive Class A (a)	17,575	418,637
		1,270,918
Media - 5.2%
Comcast Corp. Class A (a)	42,397	1,100,202
Discovery Holding Co. Class A (a)	6,975	133,432
EchoStar Communications Corp. Class A (a)	6,285	272,958
Lamar Advertising Co. Class A (a)	2,375	149,554
Liberty Global, Inc. Class A	5,900	194,287
Sirius Satellite Radio, Inc. (a)	46,300	148,160
Virgin Media, Inc.	10,350	261,337
XM Satellite Radio Holdings, Inc. Class A (a)	9,250	119,510
		2,379,440
Multiline Retail - 1.8%
Sears Holdings Corp. (a)	4,700	846,752
Specialty Retail - 2.3%
Bed Bath & Beyond, Inc. (a)	11,150	447,896
PETsMart, Inc.	3,925	129,368
Ross Stores, Inc.	4,030	138,632
Staples, Inc.	14,100	364,344
		1,080,240
TOTAL CONSUMER DISCRETIONARY		7,387,595

CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	6,985	376,072
Whole Foods Market, Inc.	4,050	181,643
TOTAL CONSUMER STAPLES		557,715

ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Patterson-UTI Energy, Inc.	4,625	103,785
TOTAL ENERGY		103,785

HEALTH CARE - 13.0%
Biotechnology - 8.8%
Amgen, Inc. (a)	15,922	889,721
Amylin Pharmaceuticals, Inc. (a)	3,700	138,232
Biogen Idec, Inc. (a)	10,900	483,742
Celgene Corp. (a)	10,975	575,748
Genzyme Corp. (a)	9,675	580,694
Gilead Sciences, Inc. (a)	13,400	1,025,100
MedImmune, Inc. (a)	7,445	270,924
Vertex Pharmaceuticals, Inc. (a)	3,875	108,655
		4,072,816
Health Care Equipment & Supplies - 1.5%
Biomet, Inc.	9,675	411,091
DENTSPLY International, Inc.	4,275	140,006
Intuitive Surgical, Inc. (a)	1,100	133,727
		684,824
Health Care Providers & Services - 0.9%
Express Scripts, Inc. (a)	3,550	286,556
Patterson Cos., Inc. (a)	3,905	138,589
		425,145
Pharmaceuticals - 1.8%
Sepracor, Inc. (a)	3,125	145,719
Teva Pharmaceutical Industries, Ltd. - ADR	17,785	665,692
		811,411
TOTAL HEALTH CARE		5,994,196

INDUSTRIALS - 4.4%
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	5,000	238,750
Expeditors International of Washington, Inc.	6,150	254,118
		492,868
Airlines - 0.6%
Ryanair Holdings PLC - ADR (a)	3,400	152,286
UAL Corp. (a)	3,050	116,419
		268,705
Commercial Services & Supplies - 0.8%
Cintas Corp.	5,600	202,160
Monster Worldwide, Inc. (a)	4,050	191,848
		394,008
Machinery - 1.6%
Joy Global, Inc.	3,150	135,135
PACCAR, Inc.	8,143	597,696
		732,831
Trading Companies & Distributors - 0.3%
Fastenal Co.	4,225	148,086
TOTAL INDUSTRIALS		2,036,498

INFORMATION TECHNOLOGY - 59.4%
Communications Equipment - 11.4%
Cisco Systems, Inc. (a)	63,200	1,613,496
Juniper Networks, Inc. (a)	10,900	214,512
LM Ericsson Telephone Co. - ADR	3,475	128,888
QUALCOMM, Inc.	58,520	2,496,463
Research In Motion Ltd. (a)	5,450	743,870
Tellabs, Inc. (a)	7,300	72,270
		5,269,499
Computers & Peripherals - 10.7%
Apple Inc. (a)	35,220	3,272,290
Dell, Inc. (a)	24,475	568,065
Logitech International SA (a)	5,225	145,412
Network Appliance, Inc. (a)	11,460	418,519
SanDisk Corp. (a)	6,100	267,180
Sun Microsystems, Inc. (a)	45,870	275,679
		4,947,145
Electronic Equipment & Instruments - 0.8%
CDW Corp.	2,405	147,739
Flextronics International Ltd. (a)	19,300	211,142
		358,881
Internet Software & Services - 8.4%
Akamai Technologies, Inc. (a)	4,525	225,888
eBay, Inc. (a)	29,910	991,516
Google, Inc. Class A (a)	4,100	1,878,456
VeriSign, Inc. (a)	6,705	168,430
Yahoo!, Inc. (a)	19,110	597,952
		3,862,242
IT Services - 2.9%
CheckFree Corp. (a)	2,450	90,870
Cognizant Technology Solutions Corp. Class A (a)	4,075	359,700
Fiserv, Inc. (a)	6,262	332,262
Infosys Technologies Ltd. - ADR	3,225	162,056
Paychex, Inc.	10,595	401,233
		1,346,121
Semiconductor & Semiconductor Equipment - 10.1%
Altera Corp. (a)	14,675	293,353
Applied Materials, Inc.	21,150	387,468
Broadcom Corp. Class A (a)	12,650	405,685
Intel Corp.	59,145	1,131,444
KLA-Tencor Corp.	7,125	379,905
Lam Research Corp. (a)	4,300	203,562
Linear Technology Corp.	11,705	369,761
Marvell Technology Group Ltd. (a)	16,350	274,844
Maxim Integrated Products, Inc.	13,165	387,051
Microchip Technology, Inc.	5,250	186,532
NVIDIA Corp. (a)	10,225	294,276
Xilinx, Inc.	12,905	332,046
		4,645,927
Software - 15.1%
Activision, Inc. (a)	7,325	138,735
Adobe Systems, Inc. (a)	16,880	703,896
Autodesk, Inc. (a)	7,050	265,080
BEA Systems, Inc. (a)	10,650	123,433
Cadence Design Systems, Inc. (a)	8,575	180,590
Check Point Software Technologies Ltd. (a)	6,545	145,823
Citrix Systems, Inc. (a)	6,275	200,988
Electronic Arts, Inc. (a)	9,155	461,046
Intuit, Inc. (a)	12,630	345,557
Microsoft Corp.	98,700	2,750,769
Oracle Corp. (a)	63,285	1,147,357
Symantec Corp. (a)	28,323	489,988
		6,953,262
TOTAL INFORMATION TECHNOLOGY		27,383,077

MATERIALS - 0.4%
Chemicals - 0.4%
Sigma-Aldrich Corp.	3,725	154,662
TOTAL MATERIALS		154,662

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.6%
Level 3 Communications, Inc. (a)	43,450	265,045
Wireless Telecommunication Services - 1.2%
Millicom International Cellular S.A. (a)	2,850	223,326
NII Holdings, Inc. (a)	4,625	343,083
		566,409
TOTAL TELECOMMUNICATION SERVICES		831,454
TOTAL COMMON STOCKS (Cost $39,621,976)		$44,448,982

		Fair
EXCHANGE TRADED FUND - 3.1%	Shares	Value
PowerShares QQQ	32,565	$1,417,554
TOTAL EXCHANGE TRADED FUND (Cost $1,430,851)		$1,417,554

	Face	Fair
REPURCHASE AGREEMENTS - 0.1%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$67,000	$67,000
Repurchase price $67,023
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $68,340
TOTAL REPURCHASE AGREEMENTS (Cost $67,000)		$67,000

Total Investments - 99.6% (Cost $41,119,827) (b)		45,933,536
Other Assets in Excess of Liabilities - 0.4%		187,965
Net Assets - 100.0%		$46,121,501

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - Bristol Portfolio
		Fair
COMMON STOCKS - 97.0%	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Hotels, Restaurants & Leisure - 3.1%
Hilton Hotels Corp.	23,700	$852,252
Starwood Hotels & Resorts Worldwide, Inc.	20,100	1,303,485
		2,155,737
Media - 3.4%
The Walt Disney Co.	39,600	1,363,428
Time Warner, Inc.	52,400	1,033,328
		2,396,756
Multiline Retail - 2.0%
J.C. Penney Co. Inc.	17,200	1,413,152
Specialty Retail - 1.3%
Abercrombie & Fitch Co. Class A	12,200	923,296
Textiles, Apparel & Luxury Goods - 2.7%
NIKE, Inc. Class B	13,100	1,392,006
Quiksilver, Inc. (a)	45,500	527,800
		1,919,806
TOTAL CONSUMER DISCRETIONARY		8,808,747

CONSUMER STAPLES - 2.3%
Beverages - 0.6%
Constellation Brands, Inc. Class A (a)	20,600	436,308
Food Products - 1.7%
General Mills, Inc.	21,000	1,222,620
TOTAL CONSUMER STAPLES		1,658,928

ENERGY - 10.4%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	19,000	1,256,470
Oil, Gas & Consumable Fuels - 8.6%
Apache Corp.	14,800	1,046,360
Cameco Corp.	23,500	962,090
Exxon Mobil Corp.	20,900	1,576,905
Hess Corp.	25,600	1,420,032
Occidental Petroleum Corp.	22,100	1,089,751
		6,095,138
TOTAL ENERGY		7,351,608

FINANCIALS - 17.1%
Capital Markets - 4.0%
Morgan Stanley	17,500	1,378,300
The Goldman Sachs Group, Inc.	6,900	1,425,747
		2,804,047
Commercial Banks - 1.9%
Wachovia Corp.	24,400	1,343,220
Consumer Finance - 1.9%
Capital One Financial Corp.	18,100	1,365,826
Diversified Financial Services - 5.5%
Bank of America Corp.	26,700	1,362,234
Citigroup, Inc.	27,400	1,406,716
JPMorgan Chase & Co.	22,300	1,078,874
		3,847,824
Insurance - 3.8%
American International Group, Inc.	20,100	1,351,122
The Hartford Financial Services Group, Inc.	14,100	1,347,678
		2,698,800
TOTAL FINANCIALS		12,059,717

HEALTH CARE - 15.2%
Biotechnology - 5.2%
BioMarin Pharmaceutical, Inc. (a)	38,100	657,606
Human Genome Sciences, Inc. (a)	91,100	967,482
PDL BioPharma, Inc. (a)	31,700	687,890
Vertex Pharmaceuticals, Inc. (a)	47,900	1,343,116
		3,656,094
Health Care Providers & Services - 3.2%
Health Net, Inc. (a)	25,500	1,372,155
McKesson Corp.	15,100	883,954
		2,256,109
Life Sciences Tools & Services - 3.4%
PerkinElmer, Inc.	41,800	1,012,396
Thermo Fisher Scientific, Inc. (a)	30,500	1,425,875
		2,438,271
Pharmaceuticals - 3.4%
Merck & Co., Inc.	22,200	980,574
Wyeth	28,500	1,425,855
		2,406,429
TOTAL HEALTH CARE		10,756,903

INDUSTRIALS - 9.0%
Aerospace & Defense - 7.1%
Honeywell International, Inc.	29,500	1,358,770
L-3 Communications Holdings, Inc.	11,300	988,411
The Boeing Co.	15,200	1,351,432
United Technologies Corp.	20,100	1,306,500
		5,005,113
Industrial Conglomerates - 1.4%
Textron, Inc.	11,500	1,032,700
Machinery - 0.5%
Deere & Co.	3,300	358,512
TOTAL INDUSTRIALS		6,396,325

INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 6.0%
Ciena Corp. (a)	27,900	779,805
Cisco Systems, Inc. (a)	66,000	1,684,980
JDS Uniphase Corp. (a)	65,050	990,712
QUALCOMM, Inc.	19,400	827,604
		4,283,101
Computers & Peripherals - 4.1%
Apple Inc. (a)	10,600	984,846
Hewlett-Packard Co.	25,800	1,035,612
International Business Machines Corp.	9,200	867,192
		2,887,650
Internet Software & Services - 4.3%
eBay, Inc. (a)	27,100	898,365
Google, Inc. Class A (a)	2,300	1,053,768
Yahoo!, Inc. (a)	34,200	1,070,118
		3,022,251
IT Services - 1.1%
Hewitt Associates, Inc. Class A (a)	27,900	815,517
Semiconductor & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	73,600	1,348,352
Maxim Integrated Products, Inc.	42,200	1,240,680
		2,589,032
Software - 2.8%
Adobe Systems, Inc. (a)	23,800	992,460
Microsoft Corp.	34,900	972,663
		1,965,123
TOTAL INFORMATION TECHNOLOGY		15,562,674

MATERIALS - 6.3%
Chemicals - 2.9%
Cytec Industries, Inc.	16,200	911,088
Rohm & Haas Co.	21,800	1,127,496
		2,038,584
Metals & Mining - 3.4%
Carpenter Technology Corp.	11,600	1,400,816
Rio Tinto PLC - ADR	4,500	1,025,145
		2,425,961
TOTAL MATERIALS		4,464,545

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T Inc.	38,700	1,525,941
TOTAL TELECOMMUNICATION SERVICES		1,525,941
TOTAL COMMON STOCKS (Cost $65,860,651)		$68,585,388

	Face	Fair
REPURCHASE AGREEMENTS - 3.5%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$2,495,000	$2,495,000
Repurchase price $2,495,852
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $2,544,909
TOTAL REPURCHASE AGREEMENTS (Cost $2,495,000)		$2,495,000

Total Investments - 100.5% (Cost $68,355,651) (b)		71,080,388
Liabilities in Excess of Other Assets - (0.5)%		(328,726)
Net Assets - 100.0%		$70,751,662

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - Bryton Growth Portfolio
		Fair
COMMON STOCKS - 94.9%	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 3.0%
Keystone Automotive Industries, Inc. (a)	12,500	$421,250
LKQ Corp. (a)	32,000	699,520
		1,120,770
Hotels, Restaurants & Leisure - 0.6%
Shuffle Master, Inc. (a)	12,000	219,000
Specialty Retail - 6.6%
A.C. Moore Arts & Crafts, Inc. (a)	7,000	149,380
HOT Topic, Inc. (a)	40,000	444,000
New York & Co, Inc. (a)	40,000	631,600
Pacific Sunwear Of California Inc. (a)	30,000	624,900
The Childrens Place Retail Stores, Inc. (a)	11,000	613,360
		2,463,240
Textiles, Apparel & Luxury Goods - 2.1%
Quiksilver, Inc. (a)	23,200	269,120
The Warnaco Group, Inc. (a)	18,000	511,200
		780,320
TOTAL CONSUMER DISCRETIONARY		4,583,330

CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 2.5%
BJ's Wholesale Club, Inc. (a)	19,000	642,770
Wild Oats Markets, Inc. (a)	15,000	273,000
		915,770

Food Products - 1.5%
Hain Celestial Group, Inc. (a)	19,000	571,330
TOTAL CONSUMER STAPLES		1,487,100

ENERGY - 4.4%
Energy Equipment & Services - 1.2%
Superior Energy Services, Inc. (a)	13,000	448,110
Oil, Gas & Consumable Fuels - 3.2%
Arena Resources, Inc. (a)	12,000	601,440
Berry Petroleum Co. Class A	19,000	582,540
		1,183,980
TOTAL ENERGY		1,632,090

FINANCIALS - 8.9%
Capital Markets - 3.0%
Affiliated Managers Group, Inc. (a)	5,000	541,750
Waddell & Reed Financial, Inc. Class A	24,000	559,680
		1,101,430
Commercial Banks - 4.4%
Cathay General Bancorp	9,000	305,820
Prosperity Bancshares, Inc.	13,000	451,620
Texas Capital Bancshares, Inc. (a)	16,000	328,000
The South Financial Group, Inc.	9,000	222,480
UCBH Holdings, Inc.	18,000	335,160
		1,643,080
Real Estate Management & Development - 1.5%
Jones Lang LaSalle, Inc.	5,500	573,540
TOTAL FINANCIALS		3,318,050

HEALTH CARE - 23.7%
Biotechnology - 6.3%
BioMarin Pharmaceutical, Inc. (a)	18,500	319,310
Coley Pharmaceuticals Group (a)	30,000	287,400
Cubist Pharmaceuticals, Inc. (a)	20,000	441,400
Human Genome Sciences, Inc. (a)	25,300	268,686
Isis Pharmaceuticals, Inc. (a)	42,000	389,340
PDL BioPharma, Inc. (a)	10,850	235,445
Vertex Pharmaceuticals, Inc. (a)	15,000	420,600
		2,362,181
Health Care Equipment & Supplies - 12.0%
American Medical Systems Holdings, Inc. (a)	28,000	592,760
ArthroCare Corp. (a)	6,300	227,052
Conceptus, Inc. (a)	20,000	400,000
DJO Inc. (a)	16,000	606,400
ev3, Inc. (a)	21,000	413,700
Hologic, Inc. (a)	11,000	634,040
Northstar Neuroscience, Inc. (a)	33,000	422,400
NuVasive, Inc. (a)	24,000	570,000
Viasys Healthcare, Inc. (a)	18,000	611,820
		4,478,172
Health Care Providers & Services - 2.8%
Psychiatric Solutions, Inc. (a)	14,000	564,340
Sunrise Senior Living, Inc. (a)	12,000	474,240
		1,038,580
Life Sciences Tools & Services - 2.0%
Exelixis, Inc. (a)	29,000	288,260
Nektar Therapeutics (a)	33,000	430,980
		719,240
Pharmaceuticals - 0.6%
Inyx, Inc. (a)	95,000	242,250
TOTAL HEALTH CARE		8,840,423

INDUSTRIALS - 17.0%
Aerospace & Defense - 3.3%
BE Aerospace, Inc. (a)	21,000	665,700
DRS Technologies, Inc.	11,000	573,870
		1,239,570
Commercial Services & Supplies - 4.6%
Corrections Corp. of America (a)	10,950	578,269
Herman Miller, Inc.	13,700	458,813
The GEO Group Inc. (a)	15,000	679,800
		1,716,882
Construction & Engineering - 3.2%
Insituform Technologies, Inc. Class A (a)	22,000	457,380
Quanta Services, Inc. (a)	29,000	731,380
		1,188,760
Machinery - 5.9%
Columbus McKinnon Corp. (a)	25,000	559,750
Kaydon Corp.	13,000	553,280
Manitowoc Co. Inc.	6,500	412,945
The Middleby Corp. (a)	5,000	659,200
		2,185,175
TOTAL INDUSTRIALS		6,330,387

INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 8.2%
C-COR, Inc. (a)	48,000	665,280
Ciena Corp. (a)	21,600	603,720
Finisar Corp. (a)	180,000	630,000
Foundry Networks, Inc. (a)	41,000	556,370
Sonus Networks, Inc. (a)	77,000	621,390
		3,076,760
Computers & Peripherals - 2.7%
Emulex Corp. (a)	32,000	585,280
QLogic Corp. (a)	24,000	408,000
		993,280
Internet Software & Services - 3.3%
aQuantive, Inc. (a)	22,000	614,020
Sohu.com, Inc. (a)	28,000	600,040
		1,214,060
Semiconductor & Semiconductor Equipment - 7.5%
Atheros Communications, Inc. (a)	22,000	526,460
FormFactor, Inc. (a)	12,000	537,000
Micrel, Inc. (a)	55,000	606,100
PMC - Sierra, Inc. (a)	90,000	630,900
Silicon Laboratories, Inc. (a)	17,000	508,640
		2,809,100
Software - 1.6%
Informatica Corp. (a)	44,000	590,920
TOTAL INFORMATION TECHNOLOGY		8,684,120

MATERIALS - 1.3%
Metals & Mining - 1.3%
FNX Mining Co, Inc. (FNX CN) (a) (b)	3,000	65,743
FNX Mining Co, Inc. (FNXMF) (a)	19,000	416,100
TOTAL MATERIALS		481,843
TOTAL COMMON STOCKS (Cost $32,792,353)		$35,357,343

	Face	Fair
REPURCHASE AGREEMENTS - 5.8%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$2,173,000	$2,173,000
Repurchase price $2,173,742
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $2,216,468
TOTAL REPURCHASE AGREEMENTS (Cost $2,173,000)		$2,173,000

Total Investments - 100.7% (Cost $34,965,353) (c)		37,530,343
Liabilities in Excess of Other Assets - (0.7)%		(246,788)
Net Assets - 100.0%		$37,283,555

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security denominated in foreign currency and traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors. This security represents $65,743 or 0.2% of the Portfolio's net assets. As discussed in Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - U.S. Equity Portfolio
		Fair
COMMON STOCKS - 99.4%	Shares	Value
CONSUMER DISCRETIONARY - 17.4%
Auto Components - 2.6%
Johnson Controls, Inc.	4,450	$421,059
Superior Industries International Inc.	7,550	157,267
		578,326
Automobiles - 1.7%
Honda Motor Co., Ltd. - ADR	6,040	210,615
Toyota Motor Corp. - ADR	1,340	171,734
		382,349
Household Durables - 0.5%
The Stanley Works	2,040	112,934
Media - 5.4%
Cablevision Systems Corp. Class A	9,490	288,780
Comcast Corp. Class A (a)	8,325	216,034
Media General, Inc.	2,800	106,848
Meredith Corp.	1,890	108,467
The DIRECTV Group Inc. (a)	8,700	200,709
The Walt Disney Co.	4,690	161,477
Time Warner, Inc.	6,760	133,307
		1,215,622
Multiline Retail - 1.2%
Target Corp.	4,460	264,300
Specialty Retail - 4.3%
Abercrombie & Fitch Co. Class A	2,190	165,739
Advance Auto Parts Inc.	4,400	169,620
AutoZone, Inc. (a)	1,820	233,215
Dick's Sporting Goods, Inc. (a)	1,410	82,147
PETsMart, Inc.	10,020	330,259
		980,980
Textiles, Apparel & Luxury Goods - 1.7%
NIKE, Inc. Class B	2,210	234,834
Stride Rite Corp.	10,120	155,747
		390,581
TOTAL CONSUMER DISCRETIONARY		3,925,092

ENERGY - 11.5%
Energy Equipment & Services - 9.3%
Acergy SA - ADR (a)	8,400	178,836
Atwood Oceanics, Inc. (a)	6,150	360,944
Cameron International Corp. (a)	7,270	456,483
Diamond Offshore Drilling	2,140	173,233
ENSCO International, Inc.	6,140	334,016
Grant Prideco, Inc. (a)	7,560	376,791
Rowan Cos., Inc.	2,920	94,812
Schlumberger Ltd.	1,840	127,144
		2,102,259
Oil, Gas & Consumable Fuels - 2.2%
Chevron Corp.	4,390	324,684
China Petroleum & Chemical Corp. - ADR	1,950	164,736
		489,420
TOTAL ENERGY		2,591,679

FINANCIALS - 17.5%
Capital Markets - 5.2%
Credit Suisse Group - ADR	1,570	112,773
Deutsche Bank AG	1,590	213,919
Merrill Lynch & Co., Inc.	1,970	160,890
Morgan Stanley	3,020	237,855
The Goldman Sachs Group, Inc.	1,170	241,757
UBS AG	3,340	198,496
		1,165,690
Commercial Banks - 2.3%
Banco Santander Central Hispano S.A. - ADR	12,490	222,697
Bank of Ireland - ADR	1,710	147,915
Comerica, Inc.	2,690	159,033
		529,645
Diversified Financial Services - 3.9%
Bank of America Corp.	6,120	312,242
Chicago Mercantile Exchange Holdings, Inc.	300	159,738
JPMorgan Chase & Co.	8,350	403,973
		875,953
Insurance - 6.1%
AFLAC, Inc.	4,820	226,829
American International Group, Inc.	7,320	492,051
MetLife, Inc.	3,320	209,658
Philadelphia Consolidated Holding Co. (a)	5,300	233,147
Prudential Financial, Inc.	1,250	112,825
The Hartford Financial Services Group, Inc.	1,180	112,784
		1,387,294
TOTAL FINANCIALS		3,958,582

HEALTH CARE - 13.6%
Biotechnology - 0.4%
Celgene Corp. (a)	1,670	87,608
Health Care Equipment & Supplies - 1.6%
Stryker Corp.	3,810	252,679
Zimmer Holdings, Inc. (a)	1,410	120,428
		373,107
Health Care Providers & Services - 7.2%
AmerisourceBergen Corp.	1,700	89,675
CIGNA Corp.	1,230	175,472
Humana, Inc. (a)	3,610	209,452
PSS World Medical, Inc. (a)	14,710	310,970
UnitedHealth Group, Inc.	7,220	382,443
WellPoint, Inc. (a)	5,690	461,459
		1,629,471
Pharmaceuticals - 4.4%
Forest Laboratories, Inc. Class A (a)	5,800	298,352
Johnson & Johnson	5,490	330,828
KV Pharmaceutical Co. (a)	6,210	153,573
Merck & Co., Inc.	4,640	204,949
		987,702
TOTAL HEALTH CARE		3,077,888

INDUSTRIALS - 14.3%
Aerospace & Defense - 1.2%
AAR Corp. (a)	3,930	108,311
Curtiss-Wright Corp.	4,170	160,712
		269,023
Building Products - 1.1%
American Standard Companies, Inc.	4,650	246,543
Commercial Services & Supplies - 0.2%
Healthcare Services Group, Inc.	1,470	42,115
Electrical Equipment - 1.8%
Acuity Brands, Inc.	5,020	273,289
Belden CDT, Inc.	2,620	140,406
		413,695
Industrial Conglomerates - 2.1%
General Electric Co.	8,780	310,461
Siemens AG - ADR	1,600	171,520
		481,981
Machinery - 3.2%
Cummins, Inc.	1,640	237,341
Deere & Co.	2,260	245,527
The Toro Co.	2,330	119,389
Westinghouse Air Brake Technologies Corp.	3,570	123,129
		725,386
Marine - 1.2%
Kirby Corp. (a)	4,020	140,620
Quintana Maritime Ltd.	8,920	122,828
		263,448
Road & Rail - 2.5%
Burlington Northern Santa Fe Corp.	2,840	228,421
Norfolk Southern Corp.	4,400	222,640
Union Pacific Corp.	1,130	114,752
		565,813
Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc. Class A	2,560	119,501
Watsco, Inc.	2,110	107,757
		227,258
TOTAL INDUSTRIALS		3,235,262

INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 2.2%
Cisco Systems, Inc. (a)	12,720	324,742
Harris Corp.	3,490	177,815
		502,557
Computers & Peripherals - 4.3%
Apple Inc. (a)	2,370	220,196
Hewlett-Packard Co.	6,700	268,938
International Business Machines Corp.	5,030	474,128
		963,262
Electronic Equipment & Instruments - 2.7%
Anixter International, Inc. (a)	1,850	121,989
Arrow Electronics, Inc. (a)	2,950	111,363
Avnet, Inc. (a)	10,310	372,603
		605,955
Internet Software & Services - 2.4%
eBay, Inc. (a)	5,770	191,276
Google, Inc. Class A (a)	750	343,620
		534,896
Office Electronics - 0.4%
Xerox Corp. (a)	6,170	104,211
Semiconductor & Semiconductor Equipment - 1.7%
KLA-Tencor Corp.	2,130	113,572
MEMC Electronic Materials, Inc. (a)	2,040	123,583
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	13,008	139,836
		376,991
TOTAL INFORMATION TECHNOLOGY		3,087,872

MATERIALS - 3.6%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.	4,690	231,827
Hercules, Inc. (a)	5,630	110,010
		341,837
Construction Materials - 1.1%
Martin Marietta Materials, Inc.	1,750	236,600
Containers & Packaging - 1.0%
Myers Industries, Inc.	5,150	96,202
Silgan Holdings, Inc.	2,510	128,286
		224,488
TOTAL MATERIALS		802,925

TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 4.4%
AT&T Inc.	15,580	614,320
Telefonica SA - ADR	2,610	173,304
Telefonos de Mexico S.A.B. de C.V. - ADR	3,890	129,926
Telenor ASA - ADR	1,730	91,984
		1,009,534
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de C.V. - ADR	3,660	174,911
TOTAL TELECOMMUNICATION SERVICES		1,184,445

UTILITIES - 2.6%
Electric Utilities - 1.4%
Exelon Corp.	1,980	136,046
FPL Group, Inc.	3,120	190,850
		326,896
Multi-Utilities - 1.2%
CenterPoint Energy, Inc.	6,620	118,763
Dominion Resources Inc.	1,600	142,032
		260,795
TOTAL UTILITIES		587,691
TOTAL COMMON STOCKS (Cost $20,411,569)		$22,451,436

	Face	Fair
SHORT-TERM NOTE - 0.8%	Amount	Value
Federal Home Loan Bank Discount Note
0.000% Coupon, 4.988% Effective Yield, 04/02/2007	$178,000	$177,976
TOTAL SHORT-TERM NOTE (Cost $177,976)		$177,976

Total Investments - 100.2% (Cost $20,589,545) (b)		22,629,412
Liabilities in Excess of Other Assets - (0.2)%		(48,000)
Net Assets - 100.0%		$22,581,412

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - Balanced Portfolio
		Fair
COMMON STOCKS - 67.6%	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 1.9%
Johnson Controls, Inc.	800	$75,696
Superior Industries International Inc.	3,500	72,905
		148,601
Automobiles - 1.6%
General Motors Corp.	1,690	51,782
Honda Motor Co., Ltd. - ADR	2,000	69,740
		121,522
Household Durables - 0.9%
The Black & Decker Corp.	850	69,377
Leisure Equipment & Products - 0.3%
Jakks Pacific, Inc. (a)	1,100	26,290
Media - 2.3%
Comcast Corp. Class A (a)	2,325	60,334
The DIRECTV Group Inc. (a)	2,320	53,522
Time Warner, Inc.	3,500	69,020
		182,876
Multiline Retail - 1.5%
Dollar Tree Stores, Inc. (a)	1,470	56,213
Kohl's Corp. (a)	810	62,054
		118,267
Specialty Retail - 0.6%
AutoZone, Inc. (a)	360	46,130
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	500	53,130
TOTAL CONSUMER DISCRETIONARY		766,193

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 1.2%
The Kroger Co.	980	27,685
Wal-Mart Stores, Inc.	1,430	67,138
		94,823
Tobacco - 0.9%
Altria Group, Inc.	790	69,370
TOTAL CONSUMER STAPLES		164,193

ENERGY - 5.9%
Energy Equipment & Services - 4.2%
Diamond Offshore Drilling Inc.	1,000	80,950
Grant Prideco, Inc. (a)	1,700	84,728
National Oilwell Varco, Inc. (a)	1,000	77,790
Transocean, Inc. (a)	1,000	81,700
		325,168
Oil, Gas & Consumable Fuels - 1.7%
Chevron Corp.	1,000	73,960
China Petroleum & Chemical Corp. - ADR	700	59,136
		133,096
TOTAL ENERGY		458,264

FINANCIALS - 9.4%
Capital Markets - 2.8%
Deutsche Bank AG	400	53,816
MCG Capital Corp.	2,910	54,592
The Bank of New York Co., Inc.	1,460	59,203
The Goldman Sachs Group, Inc.	240	49,591
		217,202
Commercial Banks - 1.2%
Wachovia Corp.	660	36,333
Wells Fargo & Co.	1,700	58,531
		94,864
Insurance - 5.4%
AFLAC, Inc.	1,750	82,355
American International Group, Inc.	770	51,760
HCC Insurance Holdings, Inc.	1,140	35,112
Lincoln National Corp.	1,120	75,925
MetLife, Inc.	1,220	77,043
Prudential Financial, Inc.	840	75,818
The Hartford Financial Services Group, Inc.	240	22,939
		420,952
TOTAL FINANCIALS		733,018

HEALTH CARE - 11.1%
Biotechnology - 0.7%
Celgene Corp. (a)	1,040	54,558
Health Care Equipment & Supplies - 1.3%
Stryker Corp.	1,500	99,480
Health Care Providers & Services - 4.6%
Aetna, Inc.	1,500	65,685
AMERIGROUP Corp. (a)	920	27,968
Manor Care, Inc.	1,500	81,540
Medco Health Solutions, Inc. (a)	1,500	108,795
WellPoint, Inc. (a)	1,000	81,100
		365,088
Pharmaceuticals - 4.5%
AstraZeneca PLC - ADR	900	48,285
Eli Lilly & Co.	1,000	53,710
Forest Laboratories, Inc. Class A (a)	1,010	51,954
Johnson & Johnson	1,460	87,980
Merck & Co., Inc.	2,450	108,217
		350,146
TOTAL HEALTH CARE		869,272

INDUSTRIALS - 9.0%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	750	72,765
Building Products - 0.5%
Simpson Manufacturing Co., Inc.	1,200	37,008
Electrical Equipment - 0.8%
Acuity Brands, Inc.	1,150	62,606
Industrial Conglomerates - 0.5%
General Electric Co.	1,090	38,542
Machinery - 3.3%
Cummins, Inc.	500	72,360
The Toro Co.	2,000	102,480
Westinghouse Air Brake Technologies Corp.	2,500	86,225
		261,065
Marine - 1.1%
American Commercial Lines Inc. (a)	1,260	39,627
Quintana Maritime Ltd.	3,100	42,687
		82,314
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	800	64,344
Knight Transportation, Inc.	2,500	44,550
		108,894
Trading Companies & Distributors - 0.5%
Watsco, Inc.	800	40,856
TOTAL INDUSTRIALS		704,050

INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	2,800	71,484
Computers & Peripherals - 3.3%
Dell, Inc. (a)	2,500	58,025
Hewlett-Packard Co.	1,800	72,252
International Business Machines Corp.	1,370	129,136
		259,413
Electronic Equipment & Instruments - 0.9%
Anixter International, Inc. (a)	1,050	69,237
Internet Software & Services - 0.7%
Google, Inc. Class A (a)	120	54,979
IT Services - 1.0%
Mastercard, Inc. Class A	750	79,680
Office Electronics - 0.9%
Xerox Corp. (a)	4,300	72,627
Semiconductor & Semiconductor Equipment - 2.3%
Intel Corp.	5,290	101,198
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	7,000	75,250
		176,448
Software - 1.8%
Microsoft Corp.	5,020	139,908
TOTAL INFORMATION TECHNOLOGY		923,776

MATERIALS - 3.2%
Chemicals - 1.2%
E.I. du Pont de Nemours & Co.	1,900	93,917
Containers & Packaging - 2.0%
Ball Corp.	1,670	76,569
Myers Industries, Inc.	4,300	80,324
		156,893
TOTAL MATERIALS		250,810

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.1%
AT&T Inc.	2,550	100,547
Telefonica SA - ADR	1,000	66,400
		166,947
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de C.V. - ADR	970	46,356
TOTAL TELECOMMUNICATION SERVICES		213,303

UTILITIES - 2.6%
Electric Utilities - 1.9%
Edison International	1,010	49,621
Exelon Corp.	870	59,778
FPL Group, Inc.	560	34,255
		143,654
Multi-Utilities - 0.7%
Dominion Resources Inc.	640	56,813
TOTAL UTILITIES		200,467
TOTAL COMMON STOCKS (Cost $4,861,672)	126,175	$5,283,346

	Face	Fair
CORPORATE BONDS - 20.8%	Amount	Value
CONSUMER DISCRETIONARY - 3.2%
Automobiles - 0.4%
DaimlerChrysler N.A. Holding Corp.
6.500%, 11/15/2013	$30,000	$ 31,638
Hotels, Restaurants & Leisure - 0.6%
Hilton Hotels Corp.
7.950%, 04/15/2007	50,000	50,000
Leisure Equipment & Products - 0.6%
Eastman Kodak Co.
7.250%, 11/15/2013	50,000	50,750
Media - 0.7%
Time Warner Entertainment Co. LP
7.250%, 09/01/2008	50,000	51,108
Multiline Retail - 0.9%
Dillard's Inc.
9.500%, 09/01/2009	15,000	16,219
9.125%, 08/01/2011	46,000	50,427
		66,646
TOTAL CONSUMER DISCRETIONARY		250,142

CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.8%
Wal-Mart Stores, Inc.
7.550%, 02/15/2030	50,000	60,364
TOTAL CONSUMER STAPLES		60,364

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petrobras International Finance Co.
7.750%, 09/15/2014	50,000	56,175
TOTAL ENERGY		56,175

FINANCIALS - 12.3%
Capital Markets - 3.3%
Merrill Lynch & Co., Inc.
5.000%, 02/03/2014	10,000	9,773
Morgan Stanley
5.375%, 10/15/2015	100,000	98,564
The Goldman Sachs Group, Inc.
5.125%, 01/15/2015	100,000	97,526
6.125%, 02/15/2033	50,000	50,132
		255,995
Consumer Finance - 2.3%
Ford Motor Credit Co.
5.625%, 10/01/2008	30,000	29,408
GMAC LLC
5.125%, 05/09/2008	25,000	24,715
7.750%, 01/19/2010	20,000	20,541
Household Finance Corp.
7.000%, 05/15/2012	50,000	53,715
6.375%, 11/27/2012	50,000	52,537
		180,916
Diversified Financial Services - 5.6%
Caterpillar Financial Services Corp.
4.000%, 07/15/2009	10,000	9,718
CIT Group, Inc.
5.850%, 09/15/2016	100,000	101,061
6.000%, 04/01/2036	100,000	97,256
Citigroup, Inc.
5.125%, 05/05/2014	40,000	39,628
International Lease Finance Corp.
5.625%, 06/01/2007	90,000	90,028
JPMorgan Chase & Co.
7.250%, 06/01/2007	50,000	50,113
4.000%, 02/01/2008	50,000	49,462
		437,266
Insurance - 0.9%
GE Global Insurance Holding Corp.
7.000%, 02/15/2026	40,000	44,518
Unum Group
7.190%, 02/01/2028	30,000	29,658
		74,176
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc.
4.000%, 03/22/2011	15,000	14,232
TOTAL FINANCIALS		962,585

INDUSTRIALS - 0.2%
Industrial Conglomerates - 0.2%
General Electric Co.
5.000%, 02/01/2013	15,000	14,905
TOTAL INDUSTRIALS		14,905

INFORMATION TECHNOLOGY - 0.8%
Computers & Peripherals - 0.8%
International Business Machines Corp.
8.375%, 11/01/2019	50,000	62,687
TOTAL INFORMATION TECHNOLOGY		62,687

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.3%
GTE Corp.
6.940%, 04/15/2028	35,000	37,017
New York Telephone Co.
6.000%, 04/15/2008	40,000	40,247
Telefonica De Argentina S.A.
11.875%, 11/01/2007	25,000	26,000
		103,264
Wireless Telecommunication Services - 0.8%
Deutsche Telekom International Finance B.V.
8.250%, 06/15/2030	50,000	62,111
TOTAL TELECOMMUNICATION SERVICES		165,375

UTILITIES - 0.7%
Multi-Utilities - 0.7%
Ameren Corp.
4.263%, 05/15/2007	50,000	49,895
TOTAL UTILITIES		49,895
TOTAL CORPORATE BONDS (Cost $1,623,605)		$1,622,128

	Face	Fair
U.S. GOVERNMENT AGENCY ISSUES - 5.0%	Amount	Value
Federal Home Loan Bank
4.500%, 09/16/2013	$20,000	$19,584
5.375%, 08/15/2018	20,000	20,549
Federal Home Loan Mortgage Corporation
5.000%, 09/09/2016	15,000	14,541
5.250%, 07/27/2017	25,000	24,402
Federal National Mortgage Association
3.375%, 12/15/2008	40,000	39,028
5.500%, 03/15/2011	100,000	102,373
5.250%, 08/01/2012	100,000	101,265
5.000%, 07/26/2013	25,000	24,634
5.000%, 07/09/2018	25,000	24,091
5.250%, 04/15/2019	20,000	19,423
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $389,141)		$389,890

	Face	Fair
U.S. TREASURY OBLIGATIONS - 5.6%	Amount	Value
U.S. Treasury Notes - 1.3%
4.375%, 05/15/2007	$100,000	$99,941
U.S. Treasury Strips - 4.3%
0.000% Coupon, 5.055% Effective Yield, 11/15/2007	350,000	339,373
TOTAL U.S. TREASURY OBLIGATIONS (Cost $439,249)		$439,314

	Face	Fair
SHORT-TERM NOTES - 1.2%	Amount	Value
Federal Home Loan Bank Discount Note
0.000% Coupon, 4.988% Effective Yield, 04/02/2007	$93,000	$92,988
TOTAL SHORT-TERM NOTES (Cost $92,988)		$92,988

Total Investments - 100.2% (Cost $7,406,655) (b)		7,827,666
Liabilities in Excess of Other Assets - (0.2)%		(14,694)
Net Assets - 100.0%		$7,812,972

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - Covered Call Portfolio
		Fair
COMMON STOCKS - 99.7%	Shares	Value
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 1.2%
Johnson Controls, Inc. (b)	600	$56,772
Automobiles - 1.4%
Toyota Motor Corp. - ADR (b)	500	64,080
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc. (b)	200	8,238
Yum! Brands, Inc. (b)	600	34,656
		42,894
Household Durables - 0.9%
The Stanley Works (b)	400	22,144
Whirlpool Corp. (b)	200	16,982
		39,126
Media - 4.5%
Comcast Corp. Class A (a) (b)	1,550	40,222
EchoStar Communications Corp. Class A (a) (b)	400	17,372
Meredith Corp. (b)	500	28,695
The DIRECTV Group Inc. (a) (b)	700	16,149
The Walt Disney Co. (b)	900	30,987
Time Warner, Inc. (b)	2,500	49,300
Viacom, Inc. Class B (a) (b)	500	20,555
		203,280
Multiline Retail - 2.6%
Kohl's Corp. (a) (b)	700	53,627
Target Corp. (b)	1,100	65,186
		118,813
Specialty Retail - 3.8%
Abercrombie & Fitch Co. Class A (b)	400	30,272
AutoZone, Inc. (a) (b)	400	51,256
PETsMart, Inc. (b)	500	16,480
Staples, Inc. (b)	1,300	33,592
The Home Depot, Inc. (b)	1,200	44,088
		175,688
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B (b)	600	63,756
TOTAL CONSUMER DISCRETIONARY		764,409

CONSUMER STAPLES - 2.6%
Beverages - 0.4%
Fomento Economico Mexicano SAB de CV - ADR (b)	180	19,870
Food & Staples Retailing - 0.5%
Sysco Corp. (b)	700	23,681
Household Products - 1.7%
The Procter & Gamble Co. (b)	1,200	75,792
TOTAL CONSUMER STAPLES		119,343

ENERGY - 10.8%
Energy Equipment & Services - 8.9%
Cameron International Corp. (a) (b)	1,000	62,790
Diamond Offshore Drilling (b)	600	48,570
ENSCO International, Inc. (b)	1,100	59,840
GlobalSantaFe Corp. (b)	1,100	67,848
Grant Prideco, Inc. (a) (b)	1,200	59,808
National Oilwell Varco, Inc. (a) (b)	800	62,232
Weatherford International Ltd. (a) (b)	1,000	45,100
		406,188
Oil, Gas & Consumable Fuels - 1.9%
Chevron Corp. (b)	500	36,980
Marathon Oil Corp. (b)	500	49,415
		86,395
TOTAL ENERGY		492,583

FINANCIALS - 18.6%
Capital Markets - 7.0%
Credit Suisse Group - ADR (b)	1,000	71,830
Deutsche Bank AG (b)	500	67,270
Morgan Stanley (b)	800	63,008
The Goldman Sachs Group, Inc. (b)	400	82,652
UBS AG (b)	600	35,658
		320,418
Commercial Banks - 4.4%
Allied Irish Banks, plc - ADR	530	31,731
Banco Santander Central Hispano S.A. - ADR	2,900	51,707
SunTrust Banks Inc. (b)	300	24,912
Wachovia Corp. (b)	700	38,535
Wells Fargo & Co. (b)	1,500	51,645
		198,530
Diversified Financial Services - 3.4%
Citigroup, Inc. (b)	1,900	97,546
JPMorgan Chase & Co. (b)	1,200	58,056
		155,602
Insurance - 3.8%
American International Group, Inc. (b)	1,000	67,220
Loews Corp. (b)	600	27,258
MetLife, Inc. (b)	500	31,575
The Hartford Financial Services Group, Inc. (b)	500	47,790
		173,843
TOTAL FINANCIALS		848,393

HEALTH CARE - 10.9%
Biotechnology - 0.5%
Celgene Corp. (a) (b)	400	20,984
Health Care Equipment & Supplies - 2.0%
St. Jude Medical, Inc. (a) (b)	900	33,849
Stryker Corp. (b)	900	59,688
		93,537
Health Care Providers & Services - 4.8%
CIGNA Corp. (b)	500	71,330
Health Net, Inc. (a) (b)	1,200	64,572
UnitedHealth Group, Inc. (b)	1,100	58,267
WellPoint, Inc. (a) (b)	300	24,330
		218,499
Pharmaceuticals - 3.6%
Forest Laboratories, Inc. Class A (a) (b)	1,100	56,584
Johnson & Johnson (b)	500	30,130
Merck & Co., Inc. (b)	500	22,085
Schering-Plough Corp. (b)	2,200	56,122
		164,921
TOTAL HEALTH CARE		497,941

INDUSTRIALS - 11.7%
Aerospace & Defense - 0.3%
Northrop Grumman Corp. (b)	200	14,844
Building Products - 1.2%
American Standard Companies, Inc. (b)	1,000	53,020
Electrical Equipment - 0.4%
Acuity Brands, Inc. (b)	300	16,332
Industrial Conglomerates - 0.8%
General Electric Co. (b)	1,100	38,896
Machinery - 4.5%
Deere & Co. (b)	600	65,184
Oshkosh Truck Corp. (b)	800	42,400
Trinity Industries, Inc. (b)	1,100	46,112
Westinghouse Air Brake Technologies Corp. (b)	1,500	51,735
		205,431
Road & Rail - 3.1%
Norfolk Southern Corp. (b)	1,400	70,840
Union Pacific Corp. (b)	700	71,085
		141,925
Trading Companies & Distributors - 1.4%
United Rentals, Inc. (a) (b)	900	24,750
Watsco, Inc. (b)	800	40,856
		65,606
TOTAL INDUSTRIALS		536,054

INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 1.3%
Cisco Systems, Inc. (a) (b)	2,400	61,272
Computers & Peripherals - 2.9%
Apple Inc. (a) (b)	400	37,164
Hewlett-Packard Co. (b)	700	28,098
International Business Machines Corp. (b)	700	65,982
		131,244
Electronic Equipment & Instruments - 2.5%
Anixter International, Inc. (a) (b)	700	46,158
Avnet, Inc. (a) (b)	1,900	68,666
		114,824
Internet Software & Services - 1.7%
eBay, Inc. (a) (b)	1,000	33,150
Google, Inc. Class A (a) (b)	100	45,816
		78,966
IT Services - 1.7%
Cognizant Technology Solutions Corp. Class A (a) (b)	500	44,135
Fiserv, Inc. (a) (b)	600	31,836
		75,971
Office Electronics - 0.7%
Xerox Corp. (a) (b)	1,800	30,402
Semiconductor & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	929	9,987
Software - 1.0%
Microsoft Corp. (b)	1,600	44,592
TOTAL INFORMATION TECHNOLOGY		547,258

MATERIALS - 6.2%
Chemicals - 0.8%
E.I. du Pont de Nemours & Co. (b)	500	24,715
Hercules, Inc. (a) (b)	600	11,724
		36,439
Construction Materials - 3.4%
Eagle Materials, Inc. (b)	900	40,167
Martin Marietta Materials, Inc. (b)	500	67,600
Texas Industries, Inc. (b)	600	45,318
		153,085
Containers & Packaging - 1.0%
Ball Corp. (b)	1,000	45,850
Metals & Mining - 1.0%
Quanex Corp. (b)	1,100	46,585
TOTAL MATERIALS		281,959

TELECOMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 4.1%
AT&T Inc. (b)	1,000	39,430
BT Group plc - ADR	300	18,003
PT Telekomunikasi Indonesia - ADR (b)	1,000	43,140
Telefonos de Mexico S.A.B. de C.V. - ADR (b)	1,600	53,440
Telenor ASA - ADR	600	31,902
		185,915
Wireless Telecommunication Services - 2.4%
America Movil S.A.B. de C.V. - ADR (b)	1,500	71,685
NII Holdings, Inc. (a) (b)	500	37,090
		108,775
TOTAL TELECOMMUNICATION SERVICES		294,690

UTILITIES - 3.7%
Electric Utilities - 2.6%
Allegheny Energy, Inc. (a) (b)	500	24,570
Exelon Corp. (b)	600	41,226
FPL Group, Inc. (b)	900	55,053
		120,849
Multi-Utilities - 1.1%
Dominion Resources Inc. (b)	300	26,631
National Grid Transco plc - ADR	290	22,855
		49,486
TOTAL UTILITIES		170,335
TOTAL COMMON STOCKS (Cost $4,151,308)		$4,552,965

		Fair
PREFERRED STOCKS - 0.7%	Shares	Value
CONSUMER STAPLES - 0.7%
Household Products - 0.7%
Henkel KGaA - ADR	200	$29,480
TOTAL PREFERRED STOCKS (Cost $27,876)		$29,480

	Face	Fair
SHORT-TERM NOTES - 4.8%	Amount	Value

Federal Home Loan Bank Discount Note
0.000% Coupon, 4.988% Effective Yield, 04/02/2007	$221,000	$220,971
TOTAL SHORT-TERM NOTES (Cost $220,971)		$220,971

Total Investments - 105.2% (Cost $4,400,155) (c)		4,803,416
Total Written Options Outstanding - (4.6)%
(see following schedule)		(210,633)
Liabilities in Excess of Other Assets - (0.6)%		(25,669)
Net Assets - 100.0%		$4,567,114

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security is fully or partially pledged as collateral for written call options outstanding at March 31, 2007. Outstanding written call options are presented in the following schedule.
(c) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Written Options Outstanding - Call options			March 31, 2007

Underlying Security
Expiration Date/Exercise Price	Contracts*		Value
Abercrombie & Fitch Co. Class A
Expiration: May 2007, Exercise Price: $80.00	4		720
Acuity Brands, Inc.
Expiration: May 2007, Exercise Price: $55.00	3		532
Allegheny Energy, Inc.
Expiration: July 2007, Exercise Price: $50.00	5		987
America Movil S.A.B. de C.V. - ADR
Expiration: May 2007, Exercise Price: $45.00	7		2,870
Expiration: May 2007, Exercise Price: $50.00	8		1,120
American International Group, Inc.
Expiration: May 2007, Exercise Price: $70.00	10		550
American Standard Companies, Inc.
Expiration: July 2007, Exercise Price: $50.00	10		5,150
Anixter International, Inc.
Expiration: November 2007, Exercise Price: $70.00	7		3,640
Apple Inc.
Expiration: April 2007, Exercise Price: $90.00	4		1,720
AT&T Inc.
Expiration: April 2007, Exercise Price: $32.50	2		1,368
Expiration: July 2007, Exercise Price: $37.50	8		2,336
AutoZone, Inc.
Expiration: June 2007, Exercise Price: $125.00	4		3,120
Avnet, Inc.
Expiration: November 2007, Exercise Price: $40.00	19		4,987
Ball Corp.
Expiration: May 2007, Exercise Price: $45.00	6		1,245
Expiration: August 2007, Exercise Price: $50.00	4		400
Cameron International Corp.
Expiration: May 2007, Exercise Price: $60.00	10		5,000
Celgene Corp.
Expiration: July 2007, Exercise Price: $50.00	4		2,560
Chevron Corp.
Expiration: June 2007, Exercise Price: $70.00	5		2,750
CIGNA Corp.
Expiration: July 2007, Exercise Price: $150.00	2		820
Expiration: October 2007, Exercise Price: $150.00	3		2,340
Cisco Systems, Inc.
Expiration: April 2007, Exercise Price: $27.50	24		240
Citigroup, Inc.
Expiration: September 2007, Exercise Price: $50.00	19		7,030
Cognizant Technology Solutions Corp. Class A
Expiration: July 2007, Exercise Price: $90.00	5		2,750
Comcast Corp. Class A
Expiration: April 2007, Exercise Price: $28.38	7	**	53
Credit Suisse Group - ADR
Expiration: June 2007, Exercise Price: $70.00	10		3,850
Darden Restaurants, Inc.
Expiration: July 2007, Exercise Price: $40.00	2		620
Deere & Co.
Expiration: June 2007, Exercise Price: $105.00	6		5,340
Deutsche Bank AG
Expiration: July 2007, Exercise Price: $140.00	5		2,050
Diamond Offshore Drilling
Expiration: September 2007, Exercise Price: $85.00	6		3,300
Dominion Resources Inc.
Expiration: July 2007, Exercise Price: $85.00	3		1,650
E.I. du Pont de Nemours & Co.
Expiration: April 2007, Exercise Price: $47.50	5		1,200
Eagle Materials, Inc.
Expiration: October 2007, Exercise Price: $50.00	9		2,340
eBay, Inc.
Expiration: July 2007, Exercise Price: $32.50	10		2,950
EchoStar Communications Corp. Class A
Expiration: September 2007, Exercise Price: $45.00	4		1,200
ENSCO International, Inc.
Expiration: September 2007, Exercise Price: $55.00	11		5,610
Exelon Corp.
Expiration: July 2007, Exercise Price: $65.00	6		2,640
Fiserv, Inc.
Expiration: June 2007, Exercise Price: $55.00	6		765
Fomento Economico Mexicano SAB de CV - ADR
Expiration: July 2007, Exercise Price: $125.00	1		200
Forest Laboratories, Inc. Class A
Expiration: May 2007, Exercise Price: $55.00	4		300
Expiration: August 2007, Exercise Price: $60.00	1		85
FPL Group, Inc.
Expiration: September 2007, Exercise Price: $65.00	9		1,170
General Electric Co.
Expiration: September 2007, Exercise Price: $35.00	11		2,244
GlobalSantaFe Corp.
Expiration: October 2007, Exercise Price: $65.00	11		4,620
Google, Inc. Class A
Expiration: September 2007, Exercise Price: $480.00	1		2,830
Grant Prideco, Inc.
Expiration: October 2007, Exercise Price: $50.00	12		6,984
Health Net, Inc.
Expiration: April 2007, Exercise Price: $55.00	12		840
Hercules, Inc.
Expiration: June 2007, Exercise Price: $20.00	6		540
Hewlett-Packard Co.
Expiration: May 2007, Exercise Price: $42.50	7		385
International Business Machines Corp.
Expiration: April 2007, Exercise Price: $100.00	3		90
Expiration: July 2007, Exercise Price: $95.00	4		1,520
Johnson & Johnson
Expiration: October 2007, Exercise Price: $65.00	5		550
Johnson Controls, Inc.
Expiration: July 2007, Exercise Price: $95.00	6		3,180
JPMorgan Chase & Co.
Expiration: September 2007, Exercise Price: $50.00	12		2,460
Kohl's Corp.
Expiration: April 2007, Exercise Price: $75.00	7		2,030
Loews Corp.
Expiration: June 2007, Exercise Price: $45.00	6		1,230
Marathon Oil Corp.
Expiration: July 2007, Exercise Price: $105.00	2		720
Expiration: July 2007, Exercise Price: $95.00	3		2,700
Martin Marietta Materials, Inc.
Expiration: October 2007, Exercise Price: $140.00	5		5,900
Merck & Co., Inc.
Expiration: April 2007, Exercise Price: $45.00	2		120
Expiration: July 2007, Exercise Price: $47.50	3		225
Meredith Corp.
Expiration: June 2007, Exercise Price: $60.00	5		450
MetLife, Inc.
Expiration: June 2007, Exercise Price: $65.00	5		800
Microsoft Corp.
Expiration: April 2007, Exercise Price: $30.00	16		80
Morgan Stanley
Expiration: April 2007, Exercise Price: $75.00	8		3,456
National Oilwell Varco, Inc.
Expiration: August 2007, Exercise Price: $80.00	8		4,560
NII Holdings, Inc.
Expiration: June 2007, Exercise Price: $75.00	5		2,150
NIKE, Inc. Class B
Expiration: July 2007, Exercise Price: $110.00	6		2,100
Norfolk Southern Corp.
Expiration: June 2007, Exercise Price: $55.00	14		2,030
Northrop Grumman Corp.
Expiration: November 2007, Exercise Price: $80.00	2		460
Novartis AG
Expiration: July 2007, Exercise-Price: $60.00	5		300
Oshkosh Truck Corp.
Expiration: July 2007, Exercise Price: $60.00	8		680
PETsMart, Inc.
Expiration: July 2007, Exercise Price: $35.00	5		575
PT Telekomunikasi Indonesia - ADR
Expiration: July 2007, Exercise Price: $40.00	10		5,050
Quanex Corp.
Expiration: May 2007, Exercise Price: $40.00	7		3,010
Schering-Plough Corp.
Expiration: May 2007, Exercise Price: $25.00	22		2,530
St. Jude Medical, Inc.
Expiration: April 2007, Exercise Price: $40.00	2		60
Expiration: July 2007, Exercise Price: $45.00	7		280
Staples, Inc.
Expiration: September 2007, Exercise Price: $25.00	13		3,315
Stryker Corp.
Expiration: June 2007, Exercise Price: $65.00	9		3,150
SunTrust Banks Inc.
Expiration: April 2007, Exercise Price: $80.00	1		375
Expiration: April 2007, Exercise Price: $85.00	2		160
Sysco Corp.
Expiration: August 2007, Exercise Price: $32.50	7		1,750
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR
Expiration: January 2008, Exercise Price: $12.50	9		428
Target Corp.
Expiration: April 2007, Exercise Price: $60.00	8		720
Expiration: July 2007, Exercise Price: $65.00	3		300
Telefonos de Mexico S.A.B. de C.V. - ADR
Expiration: May 2007, Exercise Price: $30.00	9		3,420
Expiration: August 2007, Exercise Price: $30.00	7		3,220
Texas Industries, Inc.
Expiration: October 2007, Exercise Price: $80.00	6		3,390
The DIRECTV Group Inc.
Expiration: June 2007, Exercise Price: $25.00	5		200
Expiration: September 2007, Exercise Price: $22.50	2		440
The Goldman Sachs Group, Inc.
Expiration: July 2007, Exercise Price: $220.00	4		2,640
The Hartford Financial Services Group, Inc.
Expiration: June 2007, Exercise Price: $95.00	5		1,950
The Home Depot, Inc.
Expiration: May 2007, Exercise Price: $42.50	12		120
The Procter & Gamble Co.
Expiration: April 2007, Exercise Price: $65.00	12		240
The Stanley Works
Expiration: July 2007, Exercise Price: $57.50	4		810
The Walt Disney Co.
Expiration: July 2007, Exercise Price: $35.00	5		750
Time Warner, Inc.
Expiration: April 2007, Exercise Price: $20.00	11		275
Expiration: July 2007, Exercise Price: $20.00	14		1,190
Toyota Motor Corp. - ADR
Expiration: April 2007, Exercise Price: $130.00	2		370
Expiration: April 2007, Exercise Price: $135.00	2		110
Expiration: July 2007, Exercise Price: $140.00	1		290
Trinity Industries, Inc.
Expiration: July 2007, Exercise Price: $45.00	11		1,980
UBS AG
Expiration: September 2007, Exercise Price: $60.00	6		1,725
Union Pacific Corp.
Expiration: August 2007, Exercise Price: $105.00	7		3,640
United Rentals, Inc.
Expiration: June 2007, Exercise Price: $30.00	9		743
UnitedHealth Group, Inc.
Expiration: June 2007, Exercise Price: $55.00	9		1,530
Expiration: June 2007, Exercise Price: $60.00	2		80
Viacom, Inc. Class B
Expiration: June 2007, Exercise Price: $40.00	5		975
Wachovia Corp.
Expiration: April 2007, Exercise Price: $57.50	7		105
Watsco, Inc.
Expiration: August 2007, Exercise Price: $55.00	8		1,880
Weatherford International Ltd.
Expiration: November 2007, Exercise Price: $50.00	10		3,200
WellPoint, Inc.
Expiration: June 2007, Exercise Price: $80.00	3		1,230
Wells Fargo & Co.
Expiration: January 2008, Exercise Price: $37.50	15		1,575
Westinghouse Air Brake Technologies Corp.
Expiration: July 2007, Exercise Price: $35.00	15		3,450
Whirlpool Corp.
Expiration: June 2007, Exercise Price: $90.00	2		430
Xerox Corp.
Expiration: April 2007, Exercise Price: $17.00	14		560
Expiration: July 2007, Exercise Price: $18.00	4		160
Yum! Brands, Inc.
Expiration: April 2007, Exercise Price: $60.00	5		150
Expiration: October 2007, Exercise Price: $60.00	1		310
Total Written Options Outstanding (Premiums received $202,558)	817		210,633

* 100 shares per contract unless otherwise noted.
** 150 shares per contract.

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - Target VIP Portfolio
		Fair
COMMON STOCKS - 97.1%	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Automobiles - 1.6%
Harley-Davidson, Inc.	3,415	$200,631
Hotels, Restaurants & Leisure - 0.8%
Buffalo Wild Wings, Inc. (a)	584	37,201
Interstate Hotels & Resorts, Inc. (a)	2,161	13,636
Wynn Resorts Ltd.	522	49,517
		100,354
Household Durables - 0.3%
Kimball International, Inc.	803	15,482
Tempur-Pedic International, Inc.	956	24,846
		40,328
Internet & Catalog Retail - 0.2%
priceline.com, Inc. (a)	457	24,340
Leisure Equipment & Products - 1.4%
Hasbro, Inc.	1,423	40,726
Mattel, Inc.	5,108	140,828
		181,554
Media - 3.2%
Liberty Global, Inc. Class A (a)	778	25,619
The DIRECTV Group Inc. (a)	16,014	369,443
		395,062
Multiline Retail - 1.0%
Nordstrom, Inc.	2,301	121,815
Specialty Retail - 3.7%
American Eagle Outfitters	3,150	94,468
Bed Bath & Beyond, Inc. (a)	1,447	58,126
Charlotte Russe Holding, Inc. (a)	1,752	50,580
Group 1 Automotive, Inc.	1,664	66,177
Guess ?, Inc.	824	33,364
Gymboree Corp. (a)	2,183	87,473
The Buckle Inc.	2,005	71,579
		461,767
Textiles, Apparel & Luxury Goods - 0.1%
Steven Madden Ltd.	563	16,440
TOTAL CONSUMER DISCRETIONARY		1,542,291

CONSUMER STAPLES - 2.6%
Beverages - 1.5%
The Coca-Cola Co.	3,925	188,400
Food Products - 0.7%
Campbell Soup Co.	640	24,928
TreeHouse Foods, Inc. (a)	2,164	65,937
		90,865
Personal Products - 0.3%
NBTY, Inc. (a)	600	31,824
Tobacco - 0.1%
UST, Inc.	279	16,176
TOTAL CONSUMER STAPLES		327,265

ENERGY - 8.1%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	117	7,737
Core Laboratories N.V. (a)	246	20,622
Gulf Island Fabrication, Inc.	970	25,938
NATCO Group, Inc. (a)	1,200	40,944
		95,241
Oil, Gas & Consumable Fuels - 7.4%
BP PLC - ADR	2,033	131,637
Chevron Corp.	775	57,319
ENI SpA - ADR	2,024	131,216
Exxon Mobil Corp.	7,167	540,750
Petroquest Energy, Inc. (a)	3,399	39,734
Vaalco Energy, Inc. (a)	4,069	21,078
		921,734
TOTAL ENERGY		1,016,975

FINANCIALS - 9.6%
Commercial Banks - 5.0%
ABN AMRO Holding NV - ADR	4,204	180,856
Barclays plc - ADR	2,341	133,297
Cascade Bancorp Inc.	1,952	50,635
HSBC Holdings plc - ADR	1,489	130,749
Lloyds TSB Group plc - ADR	3,009	133,810
		629,347
Consumer Finance - 3.4%
American Express Co.	5,906	333,098
First Cash Financial Services, Inc. (a)	1,968	43,847
World Acceptance Corp. (a)	1,226	48,979
		425,924
Diversified Financial Services - 0.7%
Moody's Corp.	1,360	84,402
Real Estate Investment Trusts - 0.5%
Boston Properties, Inc.	564	66,213
TOTAL FINANCIALS		1,205,886

HEALTH CARE - 8.6%
Biotechnology - 0.5%
Digene Corp. (a)	1,635	69,340
Health Care Equipment & Supplies - 0.6%
DJO Inc. (a)	1,615	61,209
Immucor, Inc. (a)	673	19,806
		81,015
Health Care Providers & Services - 0.3%
Air Methods Corp. (a)	832	19,984
Laboratory Corp. Of America Holdings (a)	171	12,420
		32,404
Health Care Technology - 0.6%
Omnicell, Inc. (a)	2,011	42,070
Phase Forward, Inc. (a)	2,479	32,550
		74,620
Life Sciences Tools & Services - 0.1%
Waters Corp. (a)	128	7,424
Pharmaceuticals - 6.5%
GlaxoSmithKline PLC - ADR	2,602	143,787
Johnson & Johnson	3,889	234,351
Noven Pharmaceuticals, Inc. (a)	1,651	38,303
Pfizer, Inc.	15,824	399,714
		816,155
TOTAL HEALTH CARE		1,080,958

INDUSTRIALS - 10.8%
Aerospace & Defense - 0.9%
Ladish, Inc. (a)	1,000	37,640
Rockwell Collins, Inc.	1,099	73,556
		111,196
Air Freight & Logistics - 0.6%
Hub Group, Inc. Class A (a)	2,711	78,592
Airlines - 0.3%
Continental Airlines, Inc. (a)	812	29,549
Building Products - 0.3%
American Woodmark Corp.	1,100	40,436
Commercial Services & Supplies - 1.8%
Cenveo, Inc. (a)	3,730	90,639
Clean Harbors, Inc. (a)	1,352	61,137
Kenexa Corp. (a)	1,434	44,640
TeleTech Holdings, Inc. (a)	837	30,710
		227,126
Construction & Engineering - 0.7%
Infrasource Services, Inc. (a)	2,796	85,362
Electrical Equipment - 0.9%
Rockwell Automation, Inc.	1,112	66,576
Superior Essex, Inc. (a)	1,433	49,682
		116,258
Machinery - 5.3%
Caterpillar, Inc.	6,728	450,978
PACCAR, Inc.	2,941	215,869
		666,847
TOTAL INDUSTRIALS		1,355,366

INFORMATION TECHNOLOGY - 24.5%
Communications Equipment - 7.3%
Cisco Systems, Inc. (a)	19,938	509,017
Packeteer, Inc. (a)	2,472	30,702
Research In Motion Ltd. (a)	2,583	352,554
Sirenza Microdevices, Inc. (a)	3,338	28,773
		921,046
Computers & Peripherals - 3.3%
International Business Machines Corp.	4,255	401,076
Lexmark International, Inc. Class A (a)	119	6,957
		408,033
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	462	15,565
CDW Corp.	316	19,412
Rogers Corp. (a)	1,239	54,950
		89,927
Internet Software & Services - 0.4%
Interwoven, Inc. (a)	3,015	50,954
IT Services - 1.9%
Covansys Corp. (a)	2,572	63,477
Infosys Technologies Ltd. - ADR	2,826	142,007
Tyler Technologies, Inc. (a)	2,739	34,785
		240,269
Semiconductor & Semiconductor Equipment - 2.3%
Atheros Communications, Inc. (a)	3,625	86,746
Lam Research Corp. (a)	711	33,659
NVIDIA Corp. (a)	5,016	144,361
Ultra Clean Holdings Inc. (a)	1,418	24,531
		289,297
Software - 8.5%
Ansoft Corp. (a)	1,618	51,194
Check Point Software Technologies Ltd. (a)	1,022	22,770
Microsoft Corp.	18,528	516,375
Oracle Corp. (a)	26,318	477,145
		1,067,484
TOTAL INFORMATION TECHNOLOGY		3,067,010

MATERIALS - 6.8%
Chemicals - 4.9%
Albemarle Corp.	866	35,801
E.I. du Pont de Nemours & Co.	8,414	415,904
OM Group, Inc. (a)	431	19,257
Potash Corp. of Saskatchewan, Inc.	940	150,334
		621,296
Containers & Packaging - 0.2%
Rock-Tenn Co.	728	24,170
Metals & Mining - 1.7%
Allegheny Technologies, Inc.	902	96,234
Brush Engineered Materials, Inc. (a)	594	28,791
Metal Management, Inc.	1,845	85,239
		210,264
TOTAL MATERIALS		855,730

TELECOMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 9.5%
BT Group plc - ADR	9,527	571,715
Consolidated Communications Holdings, Inc.	1,796	35,722
Deutsche Telekom AG - ADR	7,472	123,512
Fairpoint Communications, Inc.	2,431	46,700
France Telecom - ADR	4,926	130,046
Royal KPN NV - ADR	9,612	150,236
Telecom Italia SpA - ADR	4,518	129,486
		1,187,417
Wireless Telecommunication Services - 1.3%
Millicom International Cellular S.A. (a)	364	28,523
Vodafone Group plc - ADR	4,915	132,017
		160,540
TOTAL TELECOMMUNICATION SERVICES		1,347,957

UTILITIES - 3.0%
Electric Utilities - 1.8%
Enel SpA - ADR	2,648	141,668
Entergy Corp.	272	28,538
FirstEnergy Corp.	435	28,814
FPL Group, Inc.	551	33,705
		232,725
Multi-Utilities - 1.2%
National Grid Transco plc - ADR	1,864	146,902
TOTAL UTILITIES		379,627
TOTAL COMMON STOCKS (Cost $11,923,398)		$12,179,065

	Face	Fair
REPURCHASE AGREEMENTS - 6.2%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$779,000	$779,000
Repurchase price $779,266
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $794,583
TOTAL REPURCHASE AGREEMENTS (Cost $779,000)		$779,000

Total Investments - 103.3% (Cost $12,702,398) (b)		12,958,065
Liabilities in Excess of Other Assets - (3.3)%		(412,033)
Net Assets - 100.0%		$12,546,032

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2007 (Unaudited)
Ohio National Fund, Inc. - Target Equity/Income
		Fair
COMMON STOCKS - 98.8%	Shares	Value
CONSUMER DISCRETIONARY - 19.6%
Automobiles - 3.3%
Harley-Davidson, Inc.	13,862	$814,392
Household Durables - 1.0%
Kimball International, Inc.	4,899	94,452
Tempur-Pedic International, Inc.	5,823	151,340
		245,792
Internet & Catalog Retail - 0.6%
priceline.com, Inc. (a)	2,790	148,595
Leisure Equipment & Products - 3.2%
Hasbro, Inc.	8,400	240,408
Mattel, Inc.	20,652	569,376
		809,784
Media - 6.0%
The DIRECTV Group Inc. (a)	64,993	1,499,389
Multiline Retail - 2.9%
Nordstrom, Inc.	13,618	720,937
Specialty Retail - 2.2%
American Eagle Outfitters Inc.	11,886	356,461
Guess ?, Inc.	4,906	198,644
		555,105
Textiles, Apparel & Luxury Goods - 0.4%
Steven Madden Ltd.	3,430	100,156
TOTAL CONSUMER DISCRETIONARY		4,894,150

CONSUMER STAPLES - 0.7%
Personal Products - 0.7%
NBTY, Inc. (a)	3,517	186,542
TOTAL CONSUMER STAPLES		186,542

ENERGY - 0.5%
Energy Equipment & Services - 0.5%
Core Laboratories N.V. (a)	1,499	125,661
TOTAL ENERGY		125,661

FINANCIALS - 16.3%
Commercial Banks - 6.9%
Huntington Bancshares, Inc.	25,822	564,211
PNC Financial Services Group, Inc.	8,175	588,355
Regions Financial Corp.	16,244	574,550
		1,727,116
Diversified Financial Services - 2.4%
JPMorgan Chase & Co.	12,489	604,218
Insurance - 7.0%
Cincinnati Financial Corp.	13,370	566,888
Lincoln National Corp.	9,192	623,125
Unitrin, Inc.	12,010	565,311
		1,755,324
TOTAL FINANCIALS		4,086,658

HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
Immucor, Inc. (a)	4,098	120,604
TOTAL HEALTH CARE		120,604

INDUSTRIALS - 1.4%
Airlines - 0.7%
Continental Airlines, Inc. (a)	4,789	174,272
Commercial Services & Supplies - 0.7%
TeleTech Holdings, Inc. (a)	5,097	187,009
TOTAL INDUSTRIALS		361,281

INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 5.3%
Research In Motion Ltd. (a)	9,774	1,334,053
Semiconductor & Semiconductor Equipment - 2.2%
NVIDIA Corp. (a)	18,950	545,381
TOTAL INFORMATION TECHNOLOGY		1,879,434

MATERIALS - 16.3%
Chemicals - 10.2%
Albemarle Corp.	5,100	210,834
Lubrizol Corp.	12,180	627,635
Lyondell Chemical Co.	23,762	712,147
OM Group, Inc. (a)	2,623	117,196
Potash Corp. of Saskatchewan, Inc.	5,589	893,849
		2,561,661
Containers & Packaging - 0.6%
Rock-Tenn Co.	4,428	147,009
Metals & Mining - 3.0%
Allegheny Technologies, Inc.	5,362	572,072
Brush Engineered Materials, Inc. (a)	3,621	175,510
		747,582
Paper & Forest Products - 2.5%
MeadWestvaco Corp.	20,182	622,413
TOTAL MATERIALS		4,078,665

TELECOMMUNICATION SERVICES - 10.7%
Diversified Telecommunication Services - 10.7%
BT Group plc - ADR	44,479	2,669,185
TOTAL TELECOMMUNICATION SERVICES		2,669,185

UTILITIES - 25.3%
Electric Utilities - 10.3%
FirstEnergy Corp.	10,079	667,633
Northeast Utilities	21,712	711,502
Pinnacle West Capital Corp.	12,091	583,391
UniSource Energy Corp.	16,612	623,781
		2,586,307
Gas Utilities - 5.2%
AGL Resources, Inc.	15,572	665,236
ONEOK, Inc.	14,036	631,620
		1,296,856
Multi-Utilities - 9.8%
Black Hills Corp.	16,382	602,366
DTE Energy Co.	12,568	602,007
Energy East Corp.	24,417	594,798
SCANA Corp.	14,934	644,701
		2,443,872
TOTAL UTILITIES		6,327,035
TOTAL COMMON STOCKS (Cost $24,039,737)		$24,729,215

	Face	Fair
REPURCHASE AGREEMENTS - 4.8%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$1,195,000	$1,195,000
Repurchase price $1,195,408
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $1,218,904
TOTAL REPURCHASE AGREEMENTS (Cost $1,195,000)		$1,195,000

Total Investments - 103.6% (Cost $25,234,737) (b)		25,924,215
Liabilities in Excess of Other Assets - (3.6)%		(897,892)
Net Assets - 100.0%		$25,026,323

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Ohio National Fund, Inc.

Notes to Schedule of Investments	March 31, 2007 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund consists of twenty three separate investment portfolios (the “Portfolios”) that seek the following objectives:

■	Equity Portfolio - Long-term growth of capital by investing primarily in common stocks or other equity securities.

■	Money Market Portfolio - Maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

■
Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio - Total return on assets by investing primarily in equity securities of foreign companies.

■
Capital Appreciation Portfolio - Long term capital growth by investing primarily in common stocks of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	Millennium Portfolio - Maximum capital growth by investing primarily in common stocks of small sized companies.

■
International Small Company Portfolio - Long-term growth of capital by investing primarily in equity securities of foreign companies having a market capitalization at time of purchase of $5 billion or less.

■	Aggressive Growth Portfolio - Long-term capital growth by investing primarily in equity securities with attractive growth opportunities.

■
Small Cap Growth Portfolio - Long-term capital appreciation by investing in stocks of small companies with strong business franchises and competitive positions that generate rapidly rising earnings or profits.

■
Mid Cap Opportunity Portfolio - Long-term total return by investing in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.

■	S&P 500 Index Portfolio - Total return that approximates that of the Standard & Poor's 500 Index.

■	Blue Chip Portfolio - Growth of capital and income by investing primarily in securities of high quality companies.

■
High Income Bond Portfolio - High current income by investing primarily in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Baa or lower by Moody's, or BBB or lower by Standard & Poor’s or Fitch.

■	Capital Growth Portfolio - Long-term capital appreciation by investing in and actively managing equity securities in small cap growth companies.

■
Nasdaq-100 Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq 100 Index. Unlike the other Portfolios of the Fund, the Nasdaq-100 Index Portfolio is a non-diversified portfolio.

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■
Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	U.S. Equity Portfolio - Capital appreciation with a secondary objective of capital preservation to provide long term growth by investing within under-priced sectors and industries.

■	Balanced Portfolio - Capital appreciation and income by investing within under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

■	Covered Call Portfolio - Modest capital appreciation by investing within under-priced sectors and industries and maximization of realized gains from writing covered call options.

■	Target VIP Portfolio - Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Target Equity/Income Portfolio - Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances these objectives will be met. Each Portfolio, except the Nasdaq-100 Index Portfolio, is classified as a diversified fund.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each class represents an undivided interest in the assets of the Portfolio corresponding to that class. Each share of a Portfolio may participate equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 350 million of its capital shares, which have been allocated to specific Portfolios of the Fund. 30 million shares are allocated to each of the Equity, Money Market, International, and S&P 500 Index Portfolios, 20 million shares are allocated to each of the Bond, Omni, Capital Appreciation and Nasdaq-100 Index Portfolios, and 10 million shares are allocated to each of the other Portfolios. The Fund’s Board of Directors (the “Board”) periodically reallocates total authorized shares to various Portfolios of the Fund as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

All investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 1940 Act. Should the money market component of the Omni Portfolio maintain a dollar-weighted average maturity of 120 days or less and have no maturities greater than one year, such money market component of the Omni Portfolio will be valued at amortized cost. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less are consistently valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the fair value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolios would receive if a security were sold.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, with the exception of options, are valued at the daily closing price on the exchange on which each security is principally traded. Option securities are currently valued on a composite price basis. Over-the-counter domestic equity securities are valued at the last sale price reported daily as of 4:00 pm Eastern Time. If, on a particular day, a domestic equity security is not traded, the mean between the bid and ask prices reported at 4:00 pm Eastern Time will generally be used for valuation purposes. The principal sources for market quotations are independent national pricing services that have been approved by the Board.

Fixed income securities with a remaining maturity exceeding sixty days, other than U.S. Government and agency securities, are valued using specific market quotations or a matrix method provided by independent pricing services approved by the Board. If such information is unavailable, the mean between the daily close bid and ask prices is used. U.S. Government and agency securities are valued at the mean between the daily close bid and ask prices.

Repurchase agreements are valued at original cost.

Restricted securities, illiquid securities, and other investments for which market quotations are not readily available are valued at estimated fair market value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the last sale price at the close of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and the ask quotes at daily close, or the last sale price when appropriate. Non-traded foreign equity securities are priced on last trades or at the mean value between the daily close bid and ask quotes where readily available. The principal sources for market quotations are independent national pricing services that have been approved by the Board.

Securities that are primarily traded on foreign exchanges are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time. Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related ADRs, NY registered shares, iShares, and futures. The assumptions selected by the Fund that are used in the valuation include a zero-basis trigger using the S&P 500 Index and a 75% confidence interval. These assumptions result in the performance of the pricing procedures each day there is a change in the S&P 500 Index from the time of local close to the 4:00 pm Eastern Time U.S. market close for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by the management of the Fund as well as the Fund’s Board. Prior results have indicated that the fair value procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and fair market values of investments are reflected as unrealized appreciation or unrealized depreciation.

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily at 4:00 pm Eastern Time. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions. Events that could impact the exchange rates may occur between the time at which the exchange rates are determined and the time the Portfolios’ net assets are valued. For those Portfolios holding foreign investments, the computation of the respective net asset value would not include the impact of such events. If such events are detected and are determined to materially affect the currency exchange rates during such time period, the securities are valued at their estimated fair value as determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by Federal income tax regulations.

All Portfolios of the Fund, other than the Target VIP and Target Equity/Income Portfolios, may invest in securities of foreign issuers, although foreign securities purchased by the Money Market Portfolio must be denominated in U.S. dollars and held in custody in the United States of America. The International and International Small Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Options

Each Portfolio, other than the Money Market Portfolio, for hedging purposes, may (a) write call options traded on a registered national securities exchange if such Portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the Portfolio would be hedged by options or futures contracts, and no more than 5% of any Portfolio's total assets, at fair value, may be used for premiums on open options and initial margin deposits on futures contracts. The S&P 500 Index and Covered Call Portfolios are not subject to the above limitations, as these Portfolios may engage in the purchase or selling of put or call options in accordance with the Portfolios’ stated investment objectives. Options are recorded at fair value, and the related realized and unrealized gains and losses are included in the Statements of Operations, if any. The Portfolios making use of options bear the market risk of an unfavorable change in the price of securities or indices underlying the options and are subject to the risk that the options will expire before being exercised. A further risk associated with investing in options is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position. To limit the risk, a Portfolio will invest only where there is an established market.

Futures Contracts

Each Portfolio, other than the Money Market Portfolio may, for hedging purposes, purchase and sell financial futures contracts. Futures contracts are used for the purpose of hedging its existing Portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash, commercial paper, or receivables for securities sold equal to a percentage of the contract amount, known as the initial margin deposit. Subsequent payments, known as "variation margin", are made or received by the Portfolios each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolios recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets. A further risk associated with investing in futures contracts is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position when it wants to do so. To limit the risk, a Portfolio will invest only where there is an established market.

The S&P 500 Index Portfolio may purchase or sell stock index futures contracts, and options thereon, and the Nasdaq-100 Index Portfolio may purchase or sell derivative securities designed to replicate the Nasdaq 100 Index in accordance with their stated investment objectives.

At March 31, 2007, there were no futures contracts held by the Fund’s Portfolios.

Credit-linked Trust Certificates

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

Foreign Currency Contracts, Futures, and Options

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency exchange contracts, foreign currency options, and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described for options and futures, generally. A forward contract involves an obligation to purchase or sell a foreign currency at a future date, at a negotiated rate. These contracts are recorded at fair value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Portfolios could be exposed to foreign currency fluctuations. The use of foreign currency hedging transactions might not successfully protect a Portfolio against a loss resulting from the movements of foreign currency in relation to the U.S. dollar and does not eliminate fluctuations in the prices of other securities.

Repurchase Agreements

The Portfolios routinely acquire repurchase agreements from member banks of the Federal Reserve System which are deemed creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(2) commercial paper is issued pursuant to Section 4(2) of the 1933 Act which exempts an issue from registration. This paper is used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a Portfolio in Rule 144A and Section 4(2) securities could have the effect of decreasing the liquidity of the Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its assets in illiquid securities.

Borrowing and Securities Lending

Certain Portfolios in the Fund are allowed to borrow for investment purposes. Borrowings would generally be unsecured, except to the extent the Portfolios enter into reverse repurchase agreements. The 1940 Act requires the Portfolios to maintain continuous asset coverage equal to three times the amount borrowed. No borrowings were conducted by any of the Fund’s Portfolios during the three-month period ended March 31, 2007.

All Portfolios, with the exception of the Money Market Portfolio, are able to lend securities if the loan is adequately secured, is immediately callable and allows for all interest and dividend payments; and the aggregate value of securities loaned does not exceed one third of the total assets. There were no Fund securities lent during the three-month period ended March 31, 2007.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 1940 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise. Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s accounting agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

Net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income and net capital gains from the remaining Portfolios are declared and paid to shareholders periodically as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and makes distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes. As such, no provisions for Federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. These Portfolios accrue such taxes as the related income is earned.

New Accounting Pronoucements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of March 31, 2007, the Fund’s management has not yet concluded as to what, if any, impact that the adoption of FIN 48 will have on the financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

(3)	Federal Income Tax Information

Cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at March 31, 2007 for Federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	Millennium
Gross unrealized:
Appreciation	$191,004,379	$2,766,999	$3,409,930	$48,257,956	$29,414,285	$9,466,845
Depreciation	(40,274,993)	(1,113,181)	(1,522,437)	(7,925,262)	(5,798,323)	(780,082)
Net unrealized: Appreciation (depreciation)	$150,729,386	$1,653,818	$1,887,493	$40,332,694	$23,615,962	$8,686,763
Aggregate cost of securities:	$383,655,548	$173,472,790	$63,135,077	$326,223,736	$204,773,093	$53,328,539

	International Small Company	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500 Index	Blue Chip
Gross unrealized:
Appreciation	$25,544,217	$2,918,679	$4,696,742	$9,077,648	$47,789,367	$3,239,012
Depreciation	(670,572)	(278,235)	(691,758)	(1,666,616)	(16,203,682)	(1,110,969)
Net unrealized: Appreciation (depreciation)	$24,873,645	$2,640,444	$4,004,984	$7,411,032	$31,585,685	$2,128,043
Aggregate cost of securities:	$61,035,427	$15,327,379	$18,521,142	$79,281,732	$146,329,267	$31,341,875

	High Income Bond	Capital Growth	Nasdaq-100 Index	Bristol	Bryton Growth	U.S. Equity
Gross unrealized:
Appreciation	$2,929,497	$9,054,729	$8,698,430	$4,254,302	$3,785,680	$2,191,229
Depreciation	(366,066)	(602,395)	(4,805,104)	(1,598,441)	(1,304,977)	(151,362)
Net unrealized: Appreciation (depreciation)	$2,563,431	$8,452,334	$3,893,326	$2,655,861	$2,480,703	$2,039,867
Aggregate cost of securities:	$79,282,440	$25,918,483	$42,040,210	$68,424,527	$35,049,640	$20,589,545

	Balanced	Covered Call	Target VIP	Target Equity/Income
Gross unrealized:
Appreciation	$482,746	$482,037	$692,794	$1,412,852
Depreciation	(62,095)	(165,215)	(437,127)	(723,374)
Net unrealized: Appreciation (depreciation)	$420,651	$316,822	$255,667	$689,478
Aggregate cost of securities:	$7,407,015	$4,425,195	$12,702,398	$25,234,737

(4)	Foreign currency contracts

At March 31, 2007, the International Portfolio had the following outstanding foreign currency contract commitments:

Date of contract	Exchange date	Currency to receive	Currency to deliver	Contract at value	Unrealized Appreciation
November 3, 2006	May 7, 2007	9,462,835€	US$ 12,127,286	$ 12,657,181	$529,895
January 10, 2007	May 7, 2007	3,153,216€	US$ 4,100,000	$ 4,217,639	$117,639
January 11, 2007	May 7, 2007	3,150,938€	US$ 4,100,000	$ 4,214,592	$114,592
January 16, 2007	July 18, 2007	483,045,600¥	US$ 4,100,000	$ 4,156,050	$56,050
January 16, 2007	July 18, 2007	482,922,600¥	US$ 4,100,000	$ 4,154,991	$54,991
March 8, 2007	July 18, 2007	494,981,600¥	US$ 4,300,000	$ 4,258,745	($41,255)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ohio National Fund, Inc.

By (Signature and Title) /s/John J. Palmer
John J. Palmer
President and Director

Date    May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/John J. Palmer
John J. Palmer
President and Director

Date    May 24, 2007

By (Signature and Title) /s/R. Todd Brockman
R. Todd Brockman
Treasurer

Date    May 24, 2007